            SUMMIT
            MUTUAL       ANNUAL REPORT
            FUNDS



                                 SUMMIT PINNACLE SERIES
                 ----------------------------------------
                                 Zenith Portfolio
                                 Bond Portfolio
                                 S&P 500 Index Portfolio
                                 S&P MidCap 400 Index Portfolio
                                 Balanced Index Portfolio
                                 Nasdaq-100 Index Portfolio
                                 Russell 2000 Small Cap Index Portfolio





                                               SUMMIT
December 31, 2000     [SUMMIT TRIANGLE LOGO]   MUTUAL
                                               FUNDS

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                            ANNUAL REPORT - TABLE OF CONTENTS

Message From the President..................................    1

Investment Review
    Zenith Portfolio........................................    2
    Bond Portfolio..........................................    4
    S&P 500 Index Portfolio.................................    6
    S&P MidCap 400 Index Portfolio..........................    8
    Balanced Index Portfolio................................   10
    Nasdaq-100 Index Portfolio..............................   12
    Russell 2000 Small Cap Index Portfolio..................   14

Statements of Assets and Liabilities........................   16

Statements of Operations....................................   18

Statements of Changes in Net Assets.........................   20

Schedule of Investments
    Zenith Portfolio........................................   23
    Bond Portfolio..........................................   24
    S&P 500 Index Portfolio.................................   27
    S&P MidCap 400 Index Portfolio..........................   33
    Balanced Index Portfolio................................   38
    Nasdaq-100 Index Portfolio..............................   45
    Russell 2000 Small Cap Index Portfolio..................   47

Notes to Financial Statements...............................   68

Independent Auditors' Report................................   79

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL
FUNDS, INC.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                   ANNUAL REPORT - MESSAGE FROM THE PRESIDENT

We are pleased to send you the Annual Report for Summit Mutual Funds, Inc. - Pinnacle Series - (the "Fund"), a family of funds that supports the investment needs of your specific variable insurance product. We are also very pleased to welcome new shareholders of the Fund that have joined us since our last report.

We have previously noted that the benefits of investing in recent years have been readily apparent, while the risks have been less obvious. In 2000, however, investors have witnessed sharp drops and significant recoveries in our financial markets, sometimes within the same week or even the same day. The market's volatility over the past several months has been extraordinary. The Nasdaq Composite Index, after closing above 3000 in November 1999 and 4000 in December 1999 hit 5,048 in March 2000 as investor euphoria peaked. Then the Nasdaq fell over 50% to end the year at -39.2%. Though less volatile over the period, the S&P 500 Index ended in negative territory at -9.1%. These developments have confirmed the lingering expectation that stock prices, especially those of technology companies, were overdue for a correction according to several traditional measures. On the bright side, investors did see a broadening of the stock market as the stock prices of medium size or "mid-cap" companies rose, as evidenced by the S&P Midcap 400 Index rising 17.5%.

All of these trends serve to remind us that although the market's ups and downs can be harrowing, they are a natural part of market dynamics. This is why we think it is a good time to reaffirm one of our primary investment principles. Regardless of short-term market fluctuations, our philosophy has always been to maintain a long-term view and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. One way to dampen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, or specifically stocks, bonds, and cash equivalents. With our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan. Remember to periodically review your portfolio as well.

The past year has been eventful not only because of financial market activity, but also because of the following significant developments:

- Our "CORE & EXPLORE" strategy was unveiled as a tool to better educate our shareholders as to prudent investing in both diversified index and actively managed funds for both personal and retirement funds.

- The Fund now offers a complete offering of index funds covering the major equity indices - S&P 500, S&P Midcap 400, Russell 2000 Small Cap, and Nasdaq-100.

- The performance of our large cap value fund - the Summit Zenith - was of particular note as value stocks outperformed growth stocks for the first time in many years. Zenith was up 21.8% (on an underlying fund basis) in 2000, significantly ahead of other large cap value funds.

In early 2001, we plan to provide information about the Pinnacle Series funds and our investment philosophy on the internet. Please plan to visit the Fund's web site at www.summitfunds.com to learn more.

On the following pages you will find commentary from Summit's portfolio managers and specific details as to each fund's portfolio and total return investment performance.

Summit Investment Partners maintains a firm commitment to making intelligent investments and taking sensible risks. Thank you for the trust that you have placed in us.

                                          Best regards,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO

MANAGER'S COMMENTS:

The Zenith Portfolio (the "Portfolio"), formerly known as the Equity Portfolio, performance exclusive of separate account charges for the calendar year 2000 was up 21.8% versus a decline of 2.9% for the Russell 2000 Index, a decline of 9.1% for the S&P 500 Index, and a gain of 7.0% for the Russell 1000 Value Index. Another index, the NASDAQ composite (technology bellwether), declined 39.2%. Returns varied depending primarily on the weighting of technology.

The year 2000 marked many investing milestones. The NASDAQ composite suffered its worst single calendar year loss since its inception in 1971. Value stocks outperformed growth stocks, changing places after NASDAQ topped 5,000 on March 10. Consequently, the S&P 500 Index unweighted arithmetic annual return year-to-date performance was up 10.6% or 19.7 percentage points better than the market weighted returns. As investors swapped out of large cap stocks, they swapped into small and mid cap stocks. All of these moves were counter to the prevailing market trends.

The Federal Reserve began the year with a neutral bias and 5.5% federal funds rate. Rates were raised to 5.75% in February, 6% in March, and 6.5% in May to counter inflation. The Federal Reserve in December went from a tightening bias to a loosening bias due to a fear of recession. After raising rates all year, the Federal Reserve felt like it had done its job and its next move would likely be a cut in rates to deliver a "soft landing" for the economy. Quite often in 2000 the technophiles said that raising interest rates would not affect their companies' earnings or P/E multiples. They were wrong.

The Zenith Portfolio tries to be opportunistic when establishing positions and attempts to purchase equities when their P/E ratio is below that of the S&P 500 Index. As some of the defensive positions rose in price they were reduced and reinvested into sectors that had come under pressure such as retailers, regional banks, and basic materials. After NASDAQ suffered harshly in the fourth quarter, some technology leaders were also added. When entering an industry that has been battered, the Portfolio will acquire companies with market dominance that, due to market turmoil, appear attractively priced.

As mentioned at the outset, technology-headline-domination was the primary driver for the markets. Going forward, the economic slowdown coupled with the uncertainty of the technology sector will lead to more sector rotation as some stocks try to retrace their losses and others try to replace last year's market leaders.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SUMMIT ZENITH PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                      1-YEAR                         5-YEAR  10-YEAR
21.8%                                                  9.6%    14.4%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT ZENITH  RUSSELL 2000
          PORTFOLIO       INDEX
Dec-90        $10,000       $10,000
Jan-91        $10,999       $10,906
Feb-91        $12,077       $12,105
Mar-91        $12,669       $12,937
Apr-91        $12,760       $12,909
May-91        $13,479       $13,491
Jun-91        $12,839       $12,664
Jul-91        $13,252       $13,071
Aug-91        $13,561       $13,549
Sep-91        $13,481       $13,628
Oct-91        $13,861       $13,993
Nov-91        $13,539       $13,342
Dec-91        $14,555       $14,366
Jan-92        $15,145       $15,516
Feb-92        $15,711       $15,973
Mar-92        $15,427       $15,410
Apr-92        $15,029       $14,847
May-92        $15,345       $15,018
Jun-92        $14,959       $14,266
Jul-92        $15,371       $14,732
Aug-92        $15,065       $14,282
Sep-92        $15,218       $14,593
Oct-92        $15,265       $15,047
Nov-92        $15,856       $16,174
Dec-92        $16,270       $16,719
Jan-93        $16,637       $17,255
Feb-93        $16,779       $16,825
Mar-93        $17,218       $17,339
Apr-93        $16,840       $16,845
May-93        $17,205       $17,565
Jun-93        $17,067       $17,653
Jul-93        $17,029       $17,888
Aug-93        $17,763       $18,624
Sep-93        $17,992       $19,135
Oct-93        $18,437       $19,607
Nov-93        $17,954       $18,943
Dec-93        $18,565       $19,562
Jan-94        $19,265       $20,162
Feb-94        $19,189       $20,087
Mar-94        $18,656       $18,992
Apr-94        $18,908       $19,105
May-94        $19,028       $18,858
Jun-94        $18,694       $18,178
Jul-94        $18,880       $18,463
Aug-94        $19,774       $19,466
Sep-94        $19,546       $19,375
Oct-94        $19,667       $19,292
Nov-94        $19,051       $18,477
Dec-94        $19,200       $18,939
Jan-95        $19,402       $18,674
Feb-95        $20,046       $19,409
Mar-95        $20,352       $19,727
Apr-95        $20,833       $20,135
May-95        $21,343       $20,444
Jun-95        $21,825       $21,456
Jul-95        $22,455       $22,673
Aug-95        $22,997       $23,096
Sep-95        $23,465       $23,480
Oct-95        $22,819       $22,411
Nov-95        $23,583       $23,344
Dec-95        $24,377       $23,903
Jan-96        $24,612       $23,858
Feb-96        $25,305       $24,581
Mar-96        $26,019       $25,022
Apr-96        $26,775       $26,347
May-96        $27,516       $27,373
Jun-96        $27,316       $26,221
Jul-96        $25,890       $23,905
Aug-96        $27,037       $25,258
Sep-96        $27,627       $26,204
Oct-96        $28,421       $25,764
Nov-96        $29,433       $26,788
Dec-96        $30,354       $27,431
Jan-97        $31,149       $27,948
Feb-97        $30,837       $27,237
Mar-97        $29,699       $25,914
Apr-97        $29,503       $25,947
May-97        $31,766       $28,804
Jun-97        $32,873       $29,985
Jul-97        $34,321       $31,355
Aug-97        $34,965       $32,032
Sep-97        $37,436       $34,331
Oct-97        $36,396       $32,776
Nov-97        $36,216       $32,523
Dec-97        $36,594       $33,060
Jan-98        $35,803       $32,533
Feb-98        $37,493       $34,937
Mar-98        $40,067       $36,363
Apr-98        $40,746       $36,530
May-98        $38,834       $34,543
Jun-98        $37,767       $34,601
Jul-98        $34,900       $31,754
Aug-98        $27,969       $25,565
Sep-98        $29,203       $27,505
Oct-98        $30,199       $28,607
Nov-98        $30,717       $30,089
Dec-98        $30,991       $31,921
Jan-99        $30,700       $32,335
Feb-99        $28,306       $29,730
Mar-99        $28,784       $30,188
Apr-99        $31,379       $32,890
May-99        $31,354       $33,376
Jun-99        $32,802       $34,873
Jul-99        $32,827       $33,912
Aug-99        $32,252       $32,664
Sep-99        $31,377       $32,664
Oct-99        $31,402       $32,802
Nov-99        $32,051       $34,802
Dec-99        $31,625       $38,739
Jan-00        $30,874       $38,110
Feb-00        $29,247       $44,407
Mar-00        $33,673       $41,487
Apr-00        $33,044       $38,989
May-00        $34,214       $36,715
Jun-00        $33,476       $39,924
Jul-00        $33,196       $38,676
Aug-00        $34,825       $41,610
Sep-00        $35,155       $40,377
Oct-00        $36,707       $38,577
Nov-00        $36,300       $34,619
Dec-00        $38,516       $37,610

TOP TEN HOLDINGS
-------------------------------------------------------

1.  Conoco Inc. Class A                   6.  Target Corporation
2.  SunTrust Banks                        7.  Beckman Coulter Inc.
3.  SCANA Corporation                     8.  Sabre Group Holding Inc.
4.  ITT Industries Inc.                   9.  Textron Inc.
5.  Texaco Inc.                          10.  Bank of America Corporation

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                             ZENITH PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks long-term appreciation of capital by
              investing in common stocks and other equity
              securities with values that are, at present, not
              fully recognized by the market.

STRATEGY:     The Zenith Portfolio will remain in a highly
              invested position ranging from 86% to 98%. The
              cash position will be held in highly liquid money
              market instruments to meet redemptions and to
              provide cash for future stock purchases as new
              opportunities arise.

INCEPTION:    August 15, 1984

MANAGER:      James McGlynn

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the Zenith Portfolio had net assets of $50,484,891 and diversified holdings of:

       Common Stocks                                         97.2%
       Short-Term and Other                                   2.8%

As an investor in the Summit Zenith Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              19.0%
Capital Goods          14.2%
Technology             13.8%
Consumer Services      11.6%
Public Utilities       10.9%
Energy                  9.4%
Basic Industries        6.4%
Consumer Non-Durables   6.0%
Health Care             4.2%
Short-Term & Other      2.8%
Consumer Durables       1.2%
Transportation          0.5%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO

MANAGER'S COMMENTS:

The U.S. economy entered 2000 on a very strong pace causing the Federal Reserve to raise interest rates 100 basis points in the first five months of the year. Attempts to slow economic growth to a slower but more sustainable pace were successfully met. The consequences of those actions, however, have been brutal. In the U.S., equity markets have fallen by double-digit rates and credit spreads have exploded to recession levels. As the economy continued to show signs of weakness in the fourth quarter, the Fed moved to an easing bias in an attempt to maintain a sustainable growth rate with a minimal level of inflation.

For the year ended December 31, 2000, the Bond Portfolio had a total return of 7.4%, before fees and expenses, versus the Lehman Brothers Aggregate Bond Index return of 11.6%. The underperformance for the period is mainly attributed to the portion of the fund invested in the high yield sector. The investment grade market had an excellent year as measured by the Lehman Brothers Aggregate Bond Index, which does not include high yield bonds, however the high yield sector had a total return of (5.9%) according to the Lehman High Yield Index. While the high yield sector has hurt the performance of the fund during 2000, it remains a viable sector, which should provide incremental returns over a longer period of time. However, over short periods any sector may underperform the market as a whole. The sectors of the fund, which performed the best during the year, were U.S. Treasuries, mortgages and higher rated investment grade corporate bonds.

Looking ahead to 2001, the basic strategy for the Bond Portfolio will not change. We will continue to attempt to outperform the bond market through superior individual security selection, sector rotation and relative value analysis.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SUMMIT BOND PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                     1-YEAR                        5-YEAR  10-YEAR
7.4%                                                 6.1%     8.4%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT BOND  LEHMAN BROTHERS AGGREGATE
         PORTFOLIO          BOND INDEX
Dec-90      $10,000                    $10,000
Jan-91      $10,129                    $10,124
Feb-91      $10,248                    $10,210
Mar-91      $10,348                    $10,281
Apr-91      $10,480                    $10,392
May-91      $10,571                    $10,452
Jun-91      $10,572                    $10,447
Jul-91      $10,737                    $10,592
Aug-91      $10,986                    $10,821
Sep-91      $11,204                    $11,040
Oct-91      $11,352                    $11,163
Nov-91      $11,468                    $11,265
Dec-91      $11,789                    $11,600
Jan-92      $11,692                    $11,442
Feb-92      $11,724                    $11,517
Mar-92      $11,698                    $11,452
Apr-92      $11,798                    $11,535
May-92      $12,007                    $11,753
Jun-92      $12,185                    $11,915
Jul-92      $12,409                    $12,158
Aug-92      $12,532                    $12,279
Sep-92      $12,724                    $12,426
Oct-92      $12,507                    $12,260
Nov-92      $12,518                    $12,263
Dec-92      $12,691                    $12,458
Jan-93      $12,958                    $12,697
Feb-93      $13,238                    $12,919
Mar-93      $13,318                    $12,973
Apr-93      $13,425                    $13,064
May-93      $13,449                    $13,081
Jun-93      $13,715                    $13,318
Jul-93      $13,813                    $13,394
Aug-93      $14,020                    $13,628
Sep-93      $14,044                    $13,665
Oct-93      $14,156                    $13,716
Nov-93      $14,094                    $13,599
Dec-93      $14,206                    $13,672
Jan-94      $14,470                    $13,857
Feb-94      $14,256                    $13,616
Mar-94      $13,972                    $13,280
Apr-94      $13,840                    $13,174
May-94      $13,853                    $13,172
Jun-94      $13,864                    $13,143
Jul-94      $13,985                    $13,364
Aug-94      $13,985                    $13,380
Sep-94      $13,823                    $13,183
Oct-94      $13,809                    $13,171
Nov-94      $13,795                    $13,143
Dec-94      $13,975                    $13,233
Jan-95      $14,239                    $13,495
Feb-95      $14,574                    $13,816
Mar-95      $14,670                    $13,901
Apr-95      $14,883                    $14,095
May-95      $15,479                    $14,641
Jun-95      $15,565                    $14,748
Jul-95      $15,622                    $14,715
Aug-95      $15,781                    $14,893
Sep-95      $15,926                    $15,038
Oct-95      $16,161                    $15,234
Nov-95      $16,380                    $15,462
Dec-95      $16,634                    $15,679
Jan-96      $16,875                    $15,782
Feb-96      $16,694                    $15,508
Mar-96      $16,663                    $15,399
Apr-96      $16,617                    $15,313
May-96      $16,648                    $15,282
Jun-96      $16,868                    $15,487
Jul-96      $16,916                    $15,529
Aug-96      $16,963                    $15,502
Sep-96      $17,330                    $15,772
Oct-96      $17,636                    $16,122
Nov-96      $17,926                    $16,398
Dec-96      $17,830                    $16,246
Jan-97      $17,928                    $16,296
Feb-97      $18,075                    $16,337
Mar-97      $17,865                    $16,155
Apr-97      $18,049                    $16,398
May-97      $18,282                    $16,553
Jun-97      $18,531                    $16,750
Jul-97      $19,073                    $17,203
Aug-97      $18,920                    $17,056
Sep-97      $19,277                    $17,309
Oct-97      $19,466                    $17,560
Nov-97      $19,587                    $17,641
Dec-97      $19,795                    $17,819
Jan-98      $20,111                    $18,047
Feb-98      $20,111                    $18,032
Mar-98      $20,527                    $18,094
Apr-98      $20,636                    $18,188
May-98      $20,762                    $18,361
Jun-98      $20,905                    $18,517
Jul-98      $20,979                    $18,556
Aug-98      $20,924                    $18,858
Sep-98      $21,237                    $19,299
Oct-98      $20,752                    $19,197
Nov-98      $21,032                    $19,306
Dec-98      $21,087                    $19,366
Jan-99      $21,200                    $19,504
Feb-99      $20,859                    $19,164
Mar-99      $21,068                    $19,271
Apr-99      $21,106                    $19,332
May-99      $20,894                    $19,160
Jun-99      $20,856                    $19,098
Jul-99      $20,798                    $19,017
Aug-99      $20,759                    $19,008
Sep-99      $20,876                    $19,231
Oct-99      $20,856                    $19,302
Nov-99      $20,872                    $19,300
Dec-99      $20,852                    $19,207
Jan-00      $20,852                    $19,145
Feb-00      $20,932                    $19,376
Mar-00      $21,178                    $19,632
Apr-00      $21,055                    $19,576
May-00      $20,832                    $19,567
Jun-00      $21,353                    $19,974
Jul-00      $21,566                    $20,155
Aug-00      $21,945                    $20,447
Sep-00      $21,874                    $20,575
Oct-00      $21,803                    $20,712
Nov-00      $22,063                    $21,050
Dec-00      $22,394                    $21,441

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               BOND PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks a high level of current income, without
              undue risk to principal, by investing in
              long-term, fixed- income, investment-grade
              corporate bonds.

STRATEGY:     The Bond Portfolio intends to invest at least 75%
              of the value of its assets in publicly-traded
              straight debt securities which have a rating
              within the four highest grades as rated by a
              national rating agency. Up to 25% of the portfolio
              may be invested in below investment grade
              securities, convertible debt securities,
              convertible preferred and preferred stock, or
              other securities.

INCEPTION:    August 15, 1984

MANAGERS:     Gary R. Rodmaker and Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the Bond Portfolio had net assets of $22,801,794 and diversified holdings of:

       Bonds                                                 97.3%
       Short-Term and Other                                   2.7%

As an investor in the Summit Bond Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bond & Notes       49.00%
U.S. Treasuries Obligations  31.40%
Mortgage & Asset-Backed      16.90%
Short-Term & Other            2.70%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO

MANAGER'S COMMENTS:

On a total return basis, the S&P 500 Index Portfolio (the "Portfolio") declined 9.3% during 2000. The underlying S&P 500 Index (the "Index"), by comparison, declined 9.1% during the same period. The Portfolio's objective is to replicate the performance of the Index while minimizing the difference between the return of the Portfolio and the return of the Index before fees and expenses.

For the first time since 1994, the Index failed to register double-digit returns. In fact, it was the first calendar year decline since 1990, and the Index's worst performance since 1981. The market advanced strongly in the early months of 2000, but peaked soon after the Federal Reserve's second interest rate increase of the year on March 21. The federal funds rate was raised another 50 basis points on May 16, which brought the cumulative rate increase for the year to 100 basis points. While the rate increases eventually succeeded in slowing the economy's growth, it also served to dampen investor's enthusiasm for equity investments.

The greatest contributors to the Index's return on a relative performance basis were the Financial (up 35.2%), Health Care (up 45%), and Utilities (up 68.6%) sectors, comprising 17.2%, 14.1% and 3.8%, respectively, of the total Index. Detracting from the performance of the Index were the Technology (down 30.9%) and Communication Services (down 29.8%) sectors, which represent 21.9% and 5.5%, respectively, of the total Index.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SUMMIT S&P 500 INDEX PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                          1-YEAR                            5-YEAR
                          -9.3%                             18.1%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT S&P
        500 INDEX   S&P 500
        PORTFOLIO    INDEX
Dec-95     $10,000  $10,000
Jan-96     $10,400  $10,340
Feb-96     $10,490  $10,436
Mar-96     $10,600  $10,537
Apr-96     $10,740  $10,692
May-96     $11,021  $10,968
Jun-96     $11,072  $11,010
Jul-96     $10,598  $10,523
Aug-96     $10,820  $10,745
Sep-96     $11,405  $11,350
Oct-96     $11,739  $11,663
Nov-96     $12,600  $12,544
Dec-96     $12,337  $12,296
Jan-97     $13,110  $13,064
Feb-97     $13,221  $13,167
Mar-97     $12,669  $12,626
Apr-97     $13,421  $13,379
May-97     $14,224  $14,194
Jun-97     $14,852  $14,830
Jul-97     $16,040  $16,010
Aug-97     $15,110  $15,183
Sep-97     $15,947  $15,940
Oct-97     $15,419  $15,408
Nov-97     $16,124  $16,121
Dec-97     $16,373  $16,398
Jan-98     $16,570  $16,579
Feb-98     $17,756  $17,775
Mar-98     $18,662  $18,686
Apr-98     $18,855  $18,874
May-98     $18,523  $18,549
Jun-98     $19,274  $19,303
Jul-98     $19,081  $19,097
Aug-98     $16,322  $16,336
Sep-98     $17,361  $17,382
Oct-98     $18,773  $18,796
Nov-98     $19,916  $19,936
Dec-98     $21,050  $21,084
Jan-99     $21,914  $21,966
Feb-99     $21,233  $21,284
Mar-99     $22,065  $22,135
Apr-99     $22,905  $22,992
May-99     $22,349  $22,449
Jun-99     $23,582  $23,695
Jul-99     $22,850  $22,955
Aug-99     $22,740  $22,841
Sep-99     $22,117  $22,214
Oct-99     $23,517  $23,617
Nov-99     $23,975  $24,098
Dec-99     $25,369  $25,512
Jan-00     $24,074  $24,230
Feb-00     $23,616  $23,772
Mar-00     $25,920  $26,097
Apr-00     $25,145  $25,312
May-00     $24,624  $24,793
Jun-00     $25,227  $25,404
Jul-00     $24,825  $25,007
Aug-00     $26,356  $26,560
Sep-00     $24,959  $25,158
Oct-00     $24,858  $25,051
Nov-00     $22,892  $23,076
Dec-00     $23,004  $23,189

TOP TEN HOLDINGS
--------------------------------------------------------

1.  General Electric                      6.  Wal-Mart Stores
2.  Exxon Mobil Corporation               7.  Microsoft Corporation
3.  Pfizer, Inc.                          8.  American International Group
4.  Cisco Systems                         9.  Merck & Co.
5.  Citigroup Inc.                       10.  Intel Corporation

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                      S&P 500 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks investment results that correspond to the
              total return performance of U.S. common stocks, as
              represented by the Standard & Poor's 500 Composite
              Stock Index (the "S&P 500").

STRATEGY:     The S&P 500 Index Portfolio will remain fully
              invested in stocks included in the S&P 500 and in
              futures contracts on the Index. The cash position
              will be held in highly liquid money market
              instruments to meet redemptions and to provide
              cash for future stock purchases.

INCEPTION:    December 29, 1995

MANAGERS:     Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the S&P 500 Index Portfolio had net assets of $114,102,923 and diversified holdings of:

       Common Stocks                                         99.9%
       Short-Term and Other                                   0.1%

As an investor in the Summit S&P 500 Index Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             20.8%
Financial              17.5%
Health Care            14.0%
Consumer Services      11.7%
Capital Goods           9.3%
Utilities               8.6%
Consumer Non-Durables   7.2%
Energy                  6.5%
Basic Industries        2.4%
Consumer Durables       1.2%
Transportation          0.7%
Short-Term & Other      0.1%

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Fund, Inc. The Product is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The S&P MidCap 400 Index Portfolio (the "Portfolio") gained 16.0% during 2000. The S&P MidCap 400 Index (the "Index"), by comparison, gained 17.5%. The Portfolio's objective is to replicate the performance of the Index, while minimizing the difference between the return of the Portfolio and the return of the Index before fees and expenses.

The Index is representative of medium-sized companies with market capitalizations generally between $2 billion and $10 billion. As the Fed extended their series of interest rate increases in the early months of 2000, investors grew increasingly uneasy over the lofty valuations accorded many stocks, particularly large technology stocks. The MidCap 400 Index was a prime beneficiary of the subsequent rotation into defensive stocks trading at reasonable valuations.

On a relative performance basis, the top-performing sector in the Index was Energy, (up 45.3%), which was aided by the significant jump in oil and gas prices during the year. Also contributing to the Index's gains were the Health Care (up 40.4%), Utilities (up 38.6%), and Financial (up 4.1%) sectors. Detracting from performance during the year were sharp declines in the Communication Services (down 38.6%) and Technology (down 21.5%) sectors.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SUMMIT S&P MIDCAP 400 INDEX PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                             1-YEAR                                SINCE INCEPTION
                              16.0%                                     16.4%

Past performance is not predictive of future results. Separate account expenses are not included.

          SUMMIT S&P
          MIDCAP 400     S&P MIDCAP
        INDEX PORTFOLIO  400 INDEX
Apr-99          $10,000     $10,000
May-99           $9,930     $10,043
Jun-99          $10,430     $10,581
Jul-99          $10,180     $10,356
Aug-99           $9,830     $10,001
Sep-99           $9,500      $9,693
Oct-99           $9,960     $10,186
Nov-99          $10,480     $10,721
Dec-99          $11,114     $11,358
Jan-00          $10,782     $11,038
Feb-00          $11,556     $11,811
Mar-00          $12,513     $12,800
Apr-00          $11,992     $12,352
May-00          $11,851     $12,199
Jun-00          $12,003     $12,378
Jul-00          $12,187     $12,574
Aug-00          $13,551     $13,977
Sep-00          $13,443     $13,882
Oct-00          $12,966     $13,411
Nov-00          $12,003     $12,399
Dec-00          $12,891     $13,347

TOP TEN HOLDINGS
-------------------------------------------------------

1.  S&P MidCap 400 Depositary Receipts    6.  Cintas Corporation
2.  Millennium Pharmaceuticals            7.  Genzyme Corporation
3.  Waters Corporation                    8.  Univision Communications
4.  Concord EFS Inc.                      9.  DST Systems Inc.
5.  IDEC Pharmaceuticals                 10.  Rational Software

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                               S&P MIDCAP 400 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks investment results that correspond to the
              total return performance of U.S. common stocks, as
              represented by the Standard & Poor's MidCap 400
              Composite Stock Index (the "S&P 400").

STRATEGY:     The S&P MidCap 400 Index Portfolio will remain
              fully invested in stocks included in the S&P 400
              and in futures contracts on the Index. The cash
              position will be held in highly liquid money
              market instruments to meet redemptions and to
              provide cash for future stock purchases.

INCEPTION:    May 3, 1999

MANAGERS:     Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the S&P 400 MidCap Index Portfolio had net assets of $15,054,424 and diversified holdings of:

       Common Stocks                                         81.9%
       Short-Term, Futures, and Other                        18.1%

As an investor in the Summit S&P MidCap 400 Index Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures, & Other  18.1%
Technology                    17.3%
Financial                     13.1%
Consumer Services             10.9%
Health Care                   10.7%
Utilities                      7.2%
Energy                         5.9%
Capital Goods                  4.6%
Consumer Non-Durables          4.6%
Basic Industries               3.8%
Transportation                 1.4%
Consumer Durables              2.4%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO

MANAGER'S COMMENTS:

On a total return basis, the Balanced Index Portfolio (the "Portfolio") declined 1.3% during 2000. The objective of the Fund is to produce investment results, with respect to 60% of its assets, that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index. The S&P 500 Index declined 9.1% during the year, which more than offset the 11.6% gain registered by the Lehman Brothers Aggregate Bond Index, due to the relative weightings accorded each of the indices within the Portfolio.

For the first time since 1994, the S&P 500 Index failed to register double-digit returns. In fact, it was the first calendar year decline since 1990, and the Index's worst performance since 1981. The Portfolio's exposure to investment-grade, intermediate bonds helped offset these stock market declines. The appeal of fixed income securities, which offer relative stability and a more predictable revenue stream, is often enhanced during periods of market volatility. The year 2000 was no exception.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SUMMIT BALANCED INDEX PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                          1-YEAR                             SINCE INCEPTION
-1.30%                                                                 2.40%

Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT BALANCED  LEHMAN BROTHERS AGGREGATE  S&P 500
        INDEX PORTFOLIO         BOND INDEX           INDEX
Apr-99          $10,000                    $10,000  $10,000
May-99           $9,740                     $9,911   $9,764
Jun-99          $10,050                     $9,879  $10,301
Jul-99           $9,840                     $9,837   $9,979
Aug-99           $9,810                     $9,832   $9,930
Sep-99           $9,690                     $9,948   $9,658
Oct-99          $10,076                     $9,985  $10,269
Nov-99          $10,197                     $9,984  $10,478
Dec-99          $10,531                     $9,936  $11,095
Jan-00          $10,187                     $9,903  $10,537
Feb-00          $10,108                    $10,023  $10,338
Mar-00          $10,743                    $10,155  $11,349
Apr-00          $10,559                    $10,126  $11,008
May-00          $10,418                    $10,122  $10,782
Jun-00          $10,678                    $10,332  $11,048
Jul-00          $10,613                    $10,426  $10,875
Aug-00          $11,067                    $10,577  $11,551
Sep-00          $10,743                    $10,643  $10,941
Oct-00          $10,743                    $10,714  $10,894
Nov-00          $10,299                    $10,889  $10,035
Dec-00          $10,397                    $11,091  $10,085

TOP TEN EQUITY HOLDINGS
-------------------------------------------------------

1.  S&P 500 Depositary Receipts           6.  Citigroup Inc.
2.  General Electric                      7.  Wal-Mart Stores
3.  Exxon Mobil Corporation               8.  Microsoft Corporation
4.  Pfizer, Inc.                          9.  American International Group
5.  Cisco Systems                        10.  Merck & Co.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     BALANCED INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks investment results, with respect to 60% of
              its assets, that correspond to the total return
              performance of U.S. common stocks, as represented
              by the S&P 500 Index and, with respect to 40% of
              its assets, that correspond to the total return
              performance of investment grade bonds, as
              represented by the Lehman Brothers Aggregate Bond
              Index.

STRATEGY:     The Balanced Index Portfolio will invest
              approximately 60% of its nets assets in a
              portfolio of stocks included in the S&P 500 and in
              futures of the Index and approximately 40% of its
              net assets in a portfolio of investment grade
              bonds designed to track the Lehman Brothers
              Aggregate Bond Index.

INCEPTION:    May 3, 1999

MANAGERS:     Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the Balanced Index Portfolio had net assets of $14,334,350 and diversified holdings of:

       Common Stocks                                         55.2%
       Bonds and Notes                                       39.7%
       Short-Term and Other                                   5.1%

As an investor in the Summit Balanced Index Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                  55.2%
Mortgage-Backed Securities   16.0%
Corporate Bonds              13.4%
Treasuries & Agency Notes    10.3%
Short-Term, Futures & Other   5.1%

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Nasdaq-100 Index Portfolio (the "Portfolio") commenced operations on
April 27, 2000. The Portfolio's objective is to replicate the performance of the Nasdaq 100 Index (the "Index"), while minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. On a total return basis, the Portfolio declined 33.3% from the date of inception through December 31, 2000. The Index, by comparison, declined 33.2% during the same period, and fell 36.8% for the entire year.

Last year's performance stands in stark contrast to the phenomenal returns of 1999, when the Index gained 102.1%. Stocks advanced strongly in early 2000, but investors fled technology stocks en masse as it became apparent that the Fed would continue raising interest rates in a bid to cool the economy. The 50 basis point increase in the federal funds rate on May 16 brought the cumulative rate increase for the year to 100 basis points, and was the sixth increase since 1998.

Detracting from the Index's return were the very stocks that led the broad market higher over the last several years. Microsoft, which accounts for 9.7% of the Index, fell 62.9% during the year due primarily concerns about slowing PC sales and continued uncertainty over its antitrust suit. QUALCOMM, 1999's top gainer, fell 53.3% in 2000. Cisco Sytems and Intel, two companies almost synonymous with technology, fell 28.6% and 27%, respectively. Despite the widespread selling, there were several standout performers in the Index. Juniper Networks jumped 122.5%, CIENA advanced 182%, and Check Point Software Technologies was up 168.8%. Because these companies account for only a small fraction of the entire Index, their gains were not great enough to offset the steep declines of many of the large companies within the Index.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Summit Nasdaq-100 Index Portfolio Total Return
Since Inception
-33.3%
Past performance is not predictive of future results. Separate account expenses are not included.

        SUMMIT NASDAQ-
          100 INDEX     NASDAQ-100
          PORTFOLIO       INDEX
Apr-00         $10,000     $10,000
Apr-00         $10,760     $10,763
May-00          $9,470      $9,482
Jun-00         $10,730     $10,737
Jul-00         $10,300     $10,296
Aug-00         $11,630     $11,633
Sep-00         $10,170     $10,186
Oct-00          $9,360      $9,364
Nov-00          $7,150      $7,151
Dec-00          $6,670      $6,681

TOP TEN HOLDINGS
--------------------------------------------------------

1.  Cisco Systems, Inc.                   6.  Nasdaq 100 Shares
2.  Microsoft Corporation                 7.  Sun Microsystems, Inc.
3.  QUALCOMM Incorporated                 8.  JDS Uniphase Corporation
4.  Intel Corporation                     9.  VERITAS Software Corporation
5.  Oracle Corporation                   10.  Siebel Systems, Inc.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   NASDAQ-100 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks investment results that correspond to the
              investment performance of U.S. common stocks, as
              represented by the Nasdaq-100 Index (the
              "Nasdaq-100").

STRATEGY:     The Nasdaq-100 Index Portfolio will remain fully
              invested in stocks included in the Nasdaq-100 and
              in futures contracts on the Index. The cash
              position will be held in highly liquid money
              market instruments to meet redemptions and to
              provide cash for future stock purchases.

INCEPTION:    April 27, 2000

MANAGERS:     Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the Nasdaq-100 Index Portfolio had net assets of $8,577,077 and diversified holdings of:

       Common Stocks                                         84.8%
       Short-Term & Other                                    15.2%

As an investor in the Summit Nasdaq-100 Index Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                   61.5%
Short-Term, Futures & Other  15.2%
Consumer Services            11.9%
Health Care                   8.3%
Utilities                     1.5%
Capital Goods                 1.0%
Consumer Non-Durables         0.6%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Russell 2000 Small Cap Index Portfolio (the "Portfolio") commenced operations on April 27, 2000. The Portfolio's objective is to replicate the performance of the Russell 2000 Index (the "Index"), minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. On a total return basis, the Portfolio gained 0.4% from the date of inception through December 31, 2000. The Index, by comparison, gained 0.9% during the same period and fell 2.9% for the entire year.

The Index was a beneficiary of the exodus out of large cap technology stocks into defensive, smaller-cap stocks trading at reasonable valuations. On a relative performance basis, the top performing sectors were the Energy (up 99.6%), Utilities (up 43.6%), Financial (up 25.3%), and Health Care (up 24.9%) sectors. Detracting from performance for the year were the Communication Services (down 70.4%) and Technology (down 56.2%) sectors.

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, with a median market capitalization of approximately $526 million. The Index is broadly diversified across a variety of sectors, including finance, consumer services, technology and health care. The Russell 2000 Index is a popular proxy for the small cap sector of the stock market.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Summit Russell 2000 Small Cap Index Portfolio Total Return
Since Inception
 .4%
Past performance is not predictive of future results. Separate account expenses are not included.

            SUMMIT
         RUSSELL 2000
        INDEX PORTFOLIO  RUSSELL 2000 INDEX
Apr-00          $10,000             $10,000
Apr-00          $10,440             $10,456
May-00           $9,850              $9,846
Jun-00          $10,650             $10,707
Jul-00          $10,330             $10,372
Aug-00          $11,101             $11,159
Sep-00          $10,770             $10,828
Oct-00          $10,299             $10,346
Nov-00           $9,265              $9,284
Dec-00          $10,039             $10,086

TOP TEN HOLDINGS
--------------------------------------------------------

1.  iShares Russell 2000 Index Fund       6.  Enzon, Inc.
2.  Health Net Inc.                       7.  Astoria Financial Corporation
3.  Caremark Rx Inc.                      8.  Investors Financial Services Corp.
4.  Manugistics Group, Inc.               9.  Humana Inc.
5.  AmeriSource Health Corp.             10.  Gallagher (Arthur J.) & Company

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                       RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:    Seeks investment results that correspond to the
              investment performance of U.S. common stocks, as
              represented by the Russell 2000 Index (the
              "Russell 2000").

STRATEGY:     The Russell 2000 Small Cap Index Portfolio will
              remain fully invested in stocks included in the
              Russell 2000 Index and in futures contracts on the
              Index. The cash position will be held in highly
              liquid market instruments to meet redemptions and
              to provide cash for future stock purchases.

INCEPTION:    April 27, 2000

MANAGERS:     Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 2000, the Russell 2000 Small Cap Index Portfolio had net assets of $16,105,494 and diversified holdings of:

       Common Stocks                                         84.2%
       Short-Term & Other                                    15.8%

As an investor in the Summit Russell 2000 Small Cap Index Portfolio, for every $1 you had invested on December 31, 2000, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                    18.0%
Consumer Non-Cyclical        17.3%
Short-Term, Futures & Other  15.8%
Industrial                   11.8%
Consumer Cyclical            11.0%
Technology                    7.6%
Communications                6.8%
Utilities                     4.5%
Energy                        3.7%
Basic Industries              3.4%
Diversified                   0.1%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                 ZENITH        BOND      S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO         PORTFOLIO
                                               -----------  -----------  -------------  --------------------
ASSETS
  Investments in securities, at value
    (cost $45,464,120; $23,219,533;
    $71,517,107; $13,161,591)                  $50,090,093  $22,557,582  $114,405,607       $14,877,263
  Cash                                                 388          692            --                --
  Receivables:
    Shares sold                                     72,818       10,664        21,354           166,935
    Securities sold                                285,099           --       223,701            57,803
    Interest and dividends                          80,599      396,688        97,972            14,945
    Receivable from Adviser                             --           --            --                --
  Prepaid expenses and other                         4,839        3,220        10,220               988
                                               -----------  -----------  ------------       -----------
                                                50,533,836   22,968,846   114,758,854        15,117,934
                                               -----------  -----------  ------------       -----------
LIABILITIES
  Payables:
    Investment securities purchased                     --           --       441,816                --
    Shares redeemed                                  3,387           28            36                42
    Bank overdraft                                      --           --       130,089                --
    Investment advisory fees                        23,677        5,777        24,291               912
    Custodian and portfolio accounting fees          7,137        9,389        22,527             9,201
    Professional fees                               11,583       11,467        13,266            11,653
    Variation margin                                    --           --            --            40,200
    Other accrued expenses                           3,161        2,373        23,906             1,502
    Deferred directors' compensation                    --      138,018            --                --
                                               -----------  -----------  ------------       -----------
                                                    48,945      167,052       655,931            63,510
                                               -----------  -----------  ------------       -----------
NET ASSETS
  Paid-in capital                               50,596,728   28,738,225    53,679,253        10,939,623
  Distributions in excess of net investment
    income                                              --     (136,250)           --                --
  Undistributed net investment income              132,167           --            --            17,444
  Accumulated net realized gain / (loss) on
    investments and futures contracts           (4,869,977)  (5,138,230)   17,535,170         2,367,335
  Net unrealized appreciation /
     (depreciation) on investments, futures
    contracts, and translation of assets and
    liabilities in foreign currencies            4,625,973     (661,951)   42,888,500         1,730,022
                                               -----------  -----------  ------------       -----------
                                               $50,484,891  $22,801,794  $114,102,923       $15,054,424
                                               ===========  ===========  ============       ===========
Shares authorized ($.10) par value              40,000,000   30,000,000    30,000,000        30,000,000

Shares outstanding                               3,338,840    2,410,217     5,542,592         1,263,571

Net asset value, offering and
  redemption price per share                        $15.12        $9.46        $20.59            $11.91

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                     BALANCED INDEX  NASDAQ-100 INDEX  RUSSELL 2000 SMALL CAP
                                       PORTFOLIO        PORTFOLIO         INDEX PORTFOLIO
                                     --------------  ----------------  ----------------------
ASSETS
  Investments in securities, at
     value (cost $14,044,843;
     $11,814,711; $16,729,222)        $14,285,946      $ 8,568,356          $15,973,790
  Cash                                        286            6,216                2,456
  Receivables:
    Shares sold                               585          104,306               92,533
    Securities sold                        21,886               --               46,303
    Interest and dividends                 90,599            5,123               26,204
    Receivable from Adviser                    --               --               33,103
  Prepaid expenses and other                9,125              139                  284
                                      -----------      -----------          -----------
                                       14,408,427        8,684,140           16,174,673
                                      -----------      -----------          -----------
LIABILITIES
  Payables:
    Investment securities purchased        15,153           30,221                   --
    Shares redeemed                        10,379               --                   --
    Bank overdraft                             --               --                   --
    Investment advisory fees               24,215            5,850                   --
    Custodian and portfolio
       accounting fees                      7,832            4,062               12,399
    Professional fees                      11,536           10,579               13,198
    Variation margin                        1,820           50,800               38,325
    Other accrued expenses                  3,142            5,551                5,257
    Deferred directors'
       compensation                            --               --                   --
                                      -----------      -----------          -----------
                                           74,077          107,063               69,179
                                      -----------      -----------          -----------
NET ASSETS
  Paid-in capital                      13,710,290       12,804,945           16,152,718
  Distributions in excess of net
     investment income                         --               --                   --
  Undistributed net investment
     income                                    --               --               42,066
  Accumulated net realized
     gain / (loss) on investments
     and futures contracts                388,277         (735,513)             622,917
  Net unrealized
     appreciation / (depreciation)
     on investments, futures
     contracts, and translation of
     assets and liabilities in
     foreign currencies                   235,783       (3,492,355)            (712,207)
                                      -----------      -----------          -----------
                                      $14,334,350      $ 8,577,077          $16,105,494
                                      ===========      ===========          ===========
Shares authorized ($.10) par value     30,000,000       30,000,000           30,000,000

Shares outstanding                      1,491,011        1,286,204            1,611,794

Net asset value, offering and
   redemption price per share               $9.61            $6.67                $9.99

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS

For the period ended December 31, 2000

                                  ZENITH        BOND      S&P 500 INDEX   S&P MIDCAP 400 INDEX
                                 PORTFOLIO    PORTFOLIO     PORTFOLIO           PORTFOLIO
                                -----------  -----------  --------------  ---------------------
INVESTMENT INCOME
  Interest                      $   155,350  $ 3,032,737   $    136,869        $  182,633
  Dividends (net of foreign
     withholding taxes
     of $0, $0, $8,445; $0)       1,241,979           --      1,846,878           131,305
                                -----------  -----------   ------------        ----------
                                  1,397,329    3,032,737      1,983,747           313,938
                                -----------  -----------   ------------        ----------
EXPENSES
  Investment advisory fees          401,655      193,205        489,061            46,232
  Custodian fees and expenses        13,483        9,647         54,279            20,501
  Portfolio accounting fees          30,349       45,124         50,577            36,699
  Professional fees                  10,372        8,408         17,049             8,033
  Directors' fees                    12,434        8,434         32,614             2,836
  Transfer agent fees                 6,329        6,390          6,983             2,811
  Other                              14,756        4,735         38,349             1,305
                                -----------  -----------   ------------        ----------
                                    489,378      275,943        688,912           118,417
  Expense reimbursements
     and waivers                    (25,565)     (29,205)       (24,914)          (25,706)
                                -----------  -----------   ------------        ----------
                                    463,813      246,738        663,998            92,711
                                -----------  -----------   ------------        ----------
NET INVESTMENT INCOME / (LOSS)      933,516    2,785,999      1,319,749           221,227
                                -----------  -----------   ------------        ----------

REALIZED AND UNREALIZED
  GAIN / (LOSS)
  Net realized gain / (loss)
     on investments              10,621,896   (4,749,628)    18,763,780         1,660,692
  Net realized gain / (loss)
     on futures contracts and
     options                             --           --       (604,000)        1,808,760
                                -----------  -----------   ------------        ----------
                                 10,621,896   (4,749,628)    18,159,780         3,469,452
                                -----------  -----------   ------------        ----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                      848,305    4,621,215    (27,904,862)         (360,394)
                                -----------  -----------   ------------        ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                 11,470,201     (128,413)    (9,745,082)        3,109,058
                                -----------  -----------   ------------        ----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $12,403,717  $ 2,657,586   $ (8,425,333)       $3,330,285
                                ===========  ===========   ============        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS

For the period ended December 31, 2000

                                     BALANCED INDEX   NASDAQ-100 INDEX   RUSSELL 2000 SMALL CAP
                                        PORTFOLIO        PORTFOLIO*         INDEX PORTFOLIO*
                                     ---------------  -----------------  -----------------------
INVESTMENT INCOME
  Interest                             $   706,064       $    32,360           $   40,154
  Dividends (net of foreign
     withholding taxes
     of $616; $3; $20)                     165,302             2,279              158,269
                                       -----------       -----------           ----------
                                           871,366            34,639              198,423
                                       -----------       -----------           ----------
EXPENSES
  Investment advisory fees                  73,955            25,777               37,588
  Custodian fees and expenses               17,694             4,222               43,062
  Portfolio accounting fees                 39,938            16,038               40,026
  Professional fees                          8,064            11,341               14,259
  Directors' fees                            5,302             1,108                1,661
  Transfer agent fees                        2,314               919                2,019
  Other                                     19,599             5,527                6,410
                                       -----------       -----------           ----------
                                           166,866            64,932              145,025
  Expense reimbursements and
     waivers                               (19,816)          (17,400)             (66,068)
                                       -----------       -----------           ----------
                                           147,050            47,532               78,957
                                       -----------       -----------           ----------
NET INVESTMENT INCOME / (LOSS)             724,316           (12,893)             119,466
                                       -----------       -----------           ----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss) on
     investments                         1,717,555          (480,273)             732,467
  Net realized gain / (loss) on
     futures contracts and options         (27,915)         (255,240)            (109,550)
                                       -----------       -----------           ----------
                                         1,689,640          (735,513)             622,917
                                       -----------       -----------           ----------

  Net change in unrealized
     appreciation / (depreciation)
     on investments and futures
     contracts                          (1,955,863)       (3,492,355)            (712,207)
                                       -----------       -----------           ----------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                 (266,223)       (4,227,868)             (89,290)
                                       -----------       -----------           ----------

NET INCREASE / (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $   458,093       $(4,240,761)          $   30,176
                                       ===========       ===========           ==========

----------

*    Inception date was April 27, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS

                                     ZENITH PORTFOLIO                       BOND PORTFOLIO
                           ------------------------------------  ------------------------------------
                                        Year Ended                            Year Ended
                                       December 31,                          December 31,
                           ------------------------------------  ------------------------------------
                                 2000               1999               2000               1999
                           -----------------  -----------------  -----------------  -----------------
OPERATIONS
  Net investment income      $    933,516       $   1,139,384      $  2,785,999       $  7,190,709
  Net realized gain /
     (loss) on
     investments and
     futures                   10,621,896         (15,155,238)       (4,749,628)            69,654
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            848,305          15,500,859         4,621,215         (8,498,194)
                             ------------       -------------      ------------       ------------
                               12,403,717           1,485,005         2,657,586         (1,237,831)
                             ------------       -------------      ------------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (954,004)         (1,534,834)       (3,868,665)        (6,544,239)
  In excess of net
     investment income                 --                  --          (136,250)                --
  Net realized gain on
     investments                       --         (29,666,177)               --                 --
  Return of capital                    --                  --          (824,432)                --
                             ------------       -------------      ------------       ------------
                                 (954,004)        (31,201,011)       (4,829,347)        (6,544,239)
                             ------------       -------------      ------------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       1,165,609           4,114,679         4,062,951         23,415,382
  Reinvestment of
     distributions                954,004          31,201,011         4,829,347          6,544,239
  Payments for shares
     redeemed in the
     formation of the
     Apex Series              (54,900,222)                 --       (70,654,226)                --
  Payments for shares
     redeemed                 (32,628,569)       (129,938,136)      (11,692,253)       (37,512,126)
                             ------------       -------------      ------------       ------------
                              (85,409,178)        (94,622,446)      (73,454,181)        (7,552,505)
                             ------------       -------------      ------------       ------------
NET INCREASE (DECREASE)
   IN NET ASSETS              (73,959,465)       (124,338,452)      (75,625,942)       (15,334,575)

NET ASSETS
  Beginning of year           124,444,356         248,782,808        98,427,736        113,762,311
                             ------------       -------------      ------------       ------------
  End of year                $ 50,484,891       $ 124,444,356      $ 22,801,794       $ 98,427,736
                             ============       =============      ============       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME         $    132,166       $     152,655      $         --       $  1,076,167
                             ============       =============      ============       ============
FUND SHARE TRANSACTIONS
  Sold                             85,985             305,666           423,015          2,160,763
  Reinvestment of
     distributions                 76,607           2,727,392           518,247            615,367
  Shares redeemed in the
     formation of the
     Apex Series               (4,100,091)                 --        (6,856,918)                --
  Redeemed                     (2,588,395)         (9,872,069)       (1,171,298)        (3,498,330)
                             ------------       -------------      ------------       ------------
    Net increase
       (decrease) from
       fund share
       transactions            (6,525,894)         (6,839,011)       (7,086,954)          (722,200)
                             ============       =============      ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS

                           S&P 500 INDEX PORTFOLIO               S&P MIDCAP 400 INDEX PORTFOLIO
                           ------------------------------------  ------------------------------------------
                                        Year Ended                  Year Ended      Period from May 3, 1999
                                       December 31,                December 31,         to December 31,
                           ------------------------------------  -----------------  -----------------------
                                 2000               1999               2000                  1999
                           -----------------  -----------------  -----------------  -----------------------
OPERATIONS
  Net investment income      $   1,319,749      $  2,323,223       $    221,227           $    232,890
  Net realized gain /
     (loss) on
     investments and
     futures                    18,159,780         1,318,947          3,469,452                 54,716
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (27,904,862)       37,850,127           (360,394)             2,090,416
                             -------------      ------------       ------------           ------------
                                (8,425,333)       41,492,297          3,330,285              2,378,022
                             -------------      ------------       ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income         (1,741,824)       (1,983,080)          (277,425)              (159,248)
  In excess of net
     investment income                  --                --                 --                     --
  Net realized gain on
     investments                (1,778,560)       (1,193,873)        (1,156,833)                    --
  Return of capital                     --                --                 --                     --
                             -------------      ------------       ------------           ------------
                                (3,520,384)       (3,176,953)        (1,434,258)              (159,248)
                             -------------      ------------       ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       21,684,338       128,095,131         12,736,037             33,292,532
  Reinvestment of
     distributions               3,520,384         3,176,953          1,434,258                159,248
  Payments for shares
     redeemed in the
     formation of the
     Apex Series              (164,731,938)               --        (18,434,630)                    --
  Payments for shares
     redeemed                  (18,556,229)      (16,800,128)        (6,540,640)           (11,707,182)
                             -------------      ------------       ------------           ------------
                              (158,083,445)      114,471,956        (10,804,975)            21,744,598
                             -------------      ------------       ------------           ------------
NET INCREASE (DECREASE)
   IN NET ASSETS              (170,029,162)      152,787,300         (8,908,948)            23,963,372

NET ASSETS
  Beginning of year            284,132,085       131,344,785         23,963,372                     --
                             -------------      ------------       ------------           ------------
  End of year                $ 114,102,923      $284,132,085       $ 15,054,424           $ 23,963,372
                             =============      ============       ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME         $          --      $    422,075       $     17,444           $     73,642
                             =============      ============       ============           ============
FUND SHARE TRANSACTIONS
  Sold                             968,735         6,182,960          1,107,335              3,297,454
  Reinvestment of
     distributions                 166,345           152,279            135,758                 15,195
  Shares redeemed in the
     formation of the
     Apex Series                (7,039,826)               --         (1,566,239)                    --
  Redeemed                        (842,666)         (783,304)          (584,542)            (1,141,390)
                             -------------      ------------       ------------           ------------
    Net increase
       (decrease) from
       fund share
       transactions             (6,747,412)        5,551,935           (907,688)             2,171,259
                             =============      ============       ============           ============

                           BALANCED INDEX PORTFOLIO
                           ------------------------------------------
                              Year Ended      Period from May 3, 1999
                             December 31,         to December 31,
                           -----------------  -----------------------
                                 2000                  1999
                           -----------------  -----------------------
OPERATIONS
  Net investment income      $    724,316           $  1,043,300
  Net realized gain /
     (loss) on
     investments and
     futures                    1,689,640             (1,003,027)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts         (1,955,863)             2,191,646
                             ------------           ------------
                                  458,093              2,231,919
                             ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income        (1,110,444)              (657,172)
  In excess of net
     investment income                 --                     --
  Net realized gain on
     investments                 (298,336)                    --
  Return of capital                    --                     --
                             ------------           ------------
                               (1,408,780)              (657,172)
                             ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       1,957,389             98,304,751
  Reinvestment of
     distributions              1,408,780                657,172
  Payments for shares
     redeemed in the
     formation of the
     Apex Series              (35,685,686)                    --
  Payments for shares
     redeemed                  (8,103,362)           (44,828,754)
                             ------------           ------------
                              (40,422,879)            54,133,169
                             ------------           ------------
NET INCREASE (DECREASE)
   IN NET ASSETS              (41,373,566)            55,707,916
NET ASSETS
  Beginning of year            55,707,916                     --
                             ------------           ------------
  End of year                $ 14,334,350           $ 55,707,916
                             ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME         $         --           $    386,128
                             ============           ============
FUND SHARE TRANSACTIONS
  Sold                            195,720              9,807,128
  Reinvestment of
     distributions                146,090                 69,542
  Shares redeemed in the
     formation of the
     Apex Series               (3,401,369)                    --
  Redeemed                       (800,917)            (4,525,183)
                             ------------           ------------
    Net increase
       (decrease) from
       fund share
       transactions            (3,860,476)             5,351,487
                             ============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS

                                NASDAQ-100 INDEX           RUSSELL 2000 SMALL
                                   PORTFOLIO              CAP INDEX PORTFOLIO
                           --------------------------  --------------------------
                           Period from April 27, 2000  Period from April 27, 2000
                              to December 31, 2000        to December 31, 2000
                           --------------------------  --------------------------
OPERATIONS
  Net investment income /
     (loss)                       $   (12,893)                $   119,466
  Net realized gain /
     (loss) on
     investments and
     futures                         (735,513)                    622,917
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts             (3,492,355)                   (712,207)
                                  -----------                 -----------
                                   (4,240,761)                     30,176
                                  -----------                 -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income                    --                     (77,400)
                                  -----------                 -----------
                                           --                     (77,400)
                                  -----------                 -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                          14,432,630                  16,815,256
  Reinvestment of
     distributions                         --                      77,400
  Payments for shares
     redeemed                      (1,614,792)                   (739,938)
                                  -----------                 -----------
                                   12,817,838                  16,152,718
                                  -----------                 -----------
NET INCREASE (DECREASE)
   IN NET ASSETS                    8,577,077                  16,105,494

NET ASSETS
  Beginning of year                        --                          --
                                  -----------                 -----------
  End of year                     $ 8,577,077                 $16,105,494
                                  ===========                 ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME              $        --                 $    42,066
                                  ===========                 ===========
FUND SHARE TRANSACTIONS
  Sold                              1,451,721                   1,674,298
  Reinvestment of
     distributions                         --                       7,601
  Redeemed                           (165,517)                    (70,105)
                                  -----------                 -----------
    Net increase
       (decrease) from
       fund share
       transactions                 1,286,204                   1,611,794
                                  ===========                 ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                   ZENITH PORTFOLIO

DECEMBER 31, 2000

COMMON STOCKS - 97.17%

                                             SHARES       VALUE

                                             ------------------
BASIC INDUSTRIES - 6.35%
  Alcoa Inc.                                 30,200  $1,011,700
  Dow Chemical                               16,000     586,000
  DuPont (E.I.)                              20,600     995,237
  International Paper                        15,000     612,187
                                                     ----------
                                                      3,205,124
                                                     ----------
CAPITAL GOODS - 14.20%
  Caterpillar Inc.                           20,600     974,637
  Deere & Co.                                15,800     723,837
  ITT Industries Inc.                        34,000   1,317,500
  Minnesota Mining & Manufacturing Co.        8,300   1,000,150
  Raytheon Co.                               31,000     962,938
  SPX Corp.                                   9,200     995,325
  Textron Inc.                               25,700   1,195,050
                                                     ----------
                                                      7,169,437
                                                     ----------
CONSUMER DURABLES - 1.18%
  General Motors Corp                        11,736     597,803
                                                     ----------
CONSUMER NON-DURABLE - 6.02%
  General Mills                              20,600     917,988
  PepsiCo Inc.                               20,700   1,025,944
  Sara Lee Corp.                             44,500   1,093,031
                                                     ----------
                                                      3,036,963
                                                     ----------
CONSUMER SERVICES - 11.58%
  Costco Wholesale Corp.                     22,500     898,594
  Federated Dept. Stores                     27,000     945,000
  Gannett Co.                                17,500   1,103,594
  General Motors Class H                      4,356     100,188
  Knight-Ridder Inc.                          8,100     460,688
  Target Corp.                               40,000   1,290,000
  TRICON Global Restaurants                  31,700   1,046,100
                                                     ----------
                                                      5,844,164
                                                     ----------
ENERGY - 9.38%
  Chevron Corp.                              11,000     928,813
  Conoco Inc Class A                         56,500   1,617,313
  Exxon Mobil Corp.                          10,200     886,763
  Texaco Inc.                                21,000   1,304,625
                                                     ----------
                                                      4,737,514
                                                     ----------
FINANCIAL - 19.03%
  Bank of America Corp                       25,400   1,165,225
  Banc One Corp.                             22,000     805,750
  Charter One Financial                      34,100     984,638
  Chase Manhattan                            21,750     988,266
  First Union Corp.                          30,000     834,375
  FleetBoston Financial Corp.                29,000   1,089,313
  Summit Bancorp                             29,200   1,115,075
  SunTrust Banks                             25,000   1,575,000
  Washington Mutual, Inc.                    19,800   1,050,638
                                                     ----------
                                                      9,608,280
                                                     ----------
                                             SHARES       VALUE

                                             ------------------
HEALTH CARE - 4.21%
  Johnson & Johnson                          10,000  $1,050,625
  Schering-Plough                            18,900   1,072,575
                                                     ----------
                                                      2,123,200
                                                     ----------
PUBLIC UTILITIES - 10.87%
  AT&T Corp.                                 43,591     754,669
  BellSouth Corp.                            23,200     949,750
  Niagara Mohawk Holdings Inc.               35,000     584,063
  SCANA Corp.                                46,223   1,366,467
  SBC Communications, Inc.                   16,600     792,650
  Verizon Communications                     20,800   1,042,600
                                                     ----------
                                                      5,490,199
                                                     ----------
TECHNOLOGY - 13.84%
  Applied Materials                          17,100     653,005
  Beckman Coulter Inc.                       30,000   1,258,125
  Computer Associates International          21,000     409,500
  Honeywell International Inc.               13,400     633,987
  International Business Machines             9,300     790,500
  Microsoft Corp.                            15,700     680,987
  Motorola Inc.                              10,800     218,700
  NCR Corp.                                  22,300   1,095,487
  Sabre Group Holding Inc.                   28,906   1,246,570
                                                     ----------
                                                      6,986,861
                                                     ----------
TRANSPORTATION - .51%
  America West Holdings Corp. Class B*       20,000     256,250
                                                     ----------
    Total Common Stocks
       (cost $44,429,822)                            49,055,795
                                                     ----------
SHORT-TERM INVESTMENTS - 2.05%

                                          PRINCIPAL       VALUE

                                             ------------------
VARIABLE RATE DEMAND NOTES(1) - 2.05%
  Firstar Bank (6.396% due 12/31/31)      $1,034,298 $1,034,298
                                                     ----------
    Total Short-Term Investments
       (cost $1,034,298)                              1,034,298
                                                     ----------
TOTAL INVESTMENTS - 99.22%
   (cost $45,464,120)(2)                             50,090,093
                                                     ----------
OTHER ASSETS AND LIABILITIES - .78%                     394,798
                                                     ----------
TOTAL NET ASSETS - 100%                              $50,484,891
                                                     ==========

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at December 31, 2000 was $8,060,321 and ($3,434,348) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

DECEMBER 31, 2000

U.S. TREASURY OBLIGATIONS - 31.38%

                                           PRINCIPAL       VALUE

                                             -------------------
U.S. TREASURY NOTES & BONDS - 31.38%
  7.750% due 02/15/01                     $1,000,000  $1,002,070
  0.000% due 08/15/02                        481,000     443,607
  5.875% due 11/15/05                      3,800,000   3,928,907
  5.625% due 02/15/06                      1,100,000   1,125,829
  7.000% due 07/15/06                        361,000     393,021
  5.750% due 08/15/10                        250,000     262,012
                                                      ----------
                                                       7,155,446
                                                      ----------
    Total U.S. Treasury Obligations
       (cost $6,963,901)                               7,155,446
                                                      ----------

MORTGAGE-BACKED SECURITIES - 4.72%
FEDERAL NATIONAL
MORTGAGE ASSOCIATION - 4.72%
  (6.500% due 02/01/29)                    1,090,164   1,076,264
                                                      ----------
    Total Mortgage-Backed Securities
       (cost $1,030,375)                               1,076,264
                                                      ----------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.53%

PRIVATE SECTOR - 9.53%
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                    45,596      38,018
  Capstead Mortgage Securities Corp C-4
     (10.950% due 02/01/14)                   17,712      17,712
  CMSI 2000-2 B3
     (7.500% due 05/25/30)                   156,356     130,679
  BOAMS 1999-3 B3
     (6.250% due 05/25/14)                   216,485     201,781
  NMFC 1998-4 B3
     (6.250% due 10/25/2028)                 322,703     282,278
  NSCOR 1998-16 B1
     (6.500% due 06/25/13)                   268,537     263,451
  PNCMS 1999-91P
     (0.000% due 09/25/29)                 1,106,049     835,470
  RFMSI 2000-S1 B1
     (7.500% due 01/25/30)                   187,116     156,218
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                   249,057     247,762
                                                      ----------
                                                       2,173,369
                                                      ----------
      Total Collateralized Mortgage
         Obligations
         (cost $1,751,595)                             2,173,369
                                                      ----------
                                           PRINCIPAL       VALUE

                                             -------------------
ASSET-BACKED SECURITIES - 2.61%

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.61%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                $  627,885  $  594,748
                                                      ----------
    Total Asset-Backed Securities
       (cost $605,445)                                   594,748
                                                      ----------
CORPORATE BONDS
AND NOTES - 49.00%

AIR TRANSPORTATION - 2.90%
  Continental Airlines
     (7.820% due 10/15/13)                   207,676     210,110
  Midway Air Lines
     (8.140% due 01/02/13)                   233,085     223,757
  NWA Trust No. 2 Class B
     (10.230% due 12/21/12)                  201,600     226,683
                                                      ----------
                                                         660,550
                                                      ----------
BANK, BANK HOLDING
COMPANIES, & OTHER
BANK SERVICES - 8.22%
  Ahmanson Capital Trust
     (8.360% due 12/01/26)                   361,000     330,437
  Banc Tec Inc.
     (7.500% due 06/01/08)                   361,000      90,250
  Erac USA Finance
     (7.950% due 12/15/09)                   240,000     237,856
  GS Escrow Corp.
     (6.750% due 08/01/01)                    72,000      71,477
  GS Escrow Corp.
     (7.000% due 08/01/03)                   240,000     231,342
  Household Finance Corp.
     (7.200% due 07/15/06)                   361,000     366,114
  NationsBank Corp.
     (7.625% due 04/15/05)                   240,000     248,963
  Sovereign Bancorp
     (10.500% due 11/15/06)                   60,000      59,100
  Svenska Handelsbanken
     (7.125% due 03/07/07)                   250,000     239,342
                                                      ----------
                                                       1,874,881
                                                      ----------
BASIC MATERIALS - 1.11%
  IMC Global Nts.
     (7.625% due 11/01/05)                   300,000     248,364
  LTV Corp. Sr. Nts.
     (11.750% due 11/15/09) *+               240,000       4,800
                                                      ----------
                                                         253,164
                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                    SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

                                           PRINCIPAL       VALUE

                                             -------------------
COMMUNICATIONS SERVICES - .51%
  Charter Communications Sr. Nt.
     (10.250% due 01/15/10)               $  120,000  $  117,000
                                                      ----------

CONSUMER CYCLICAL - 1.71%
  Dillard's, Inc.
     (7.375% due 06/01/06)                   138,000     105,741
  Federal-Mogul Co.
     (7.375% due 01/15/06)                   240,000      37,200
  Visteon Corp.
     (8.250% due 08/01/10)                   250,000     246,498
                                                      ----------
                                                         389,439
                                                      ----------
CONSUMER NON-DURABLE - 2.11%
  Qwest Communications
     (0.000% due 02/01/08)                    10,000       8,723
  Sequa Corp. Sr. Nts.
     (9.000% due 08/01/09)                   240,000     238,200
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                   240,000     234,705
                                                      ----------
                                                         481,628
                                                      ----------
ELECTRIC - 4.49%
  Calpine Corp.
     (8.625% due 08/15/10)                   500,000     484,249
  Carolina Power & Light Sr. Nts.
     (5.950% due 03/01/09)                   240,000     226,341
  Niagara Mohawk Power
     (8.000% due 06/01/04)                   300,000     311,988
                                                      ----------
                                                       1,022,578
                                                      ----------
ENERGY - 3.40%
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                   361,000     357,734
  Mitchell Energy Development Corp.
     (6.750% due 02/15/04)                   421,000     417,504
                                                      ----------
                                                         775,238
                                                      ----------
ENTERTAINMENT & LEISURE - 1.44%
  Royal Caribbean
     (7.000% due 10/15/07)                   361,000     328,941
                                                      ----------
FOOD, BEVERAGE, & TOBACCO - .99%
  RJR Nabisco Inc.
     (7.550% due 06/15/15)                   240,000     226,249
                                                      ----------
                                           PRINCIPAL       VALUE

                                             -------------------

HEALTH CARE - 1.60%
  Universal Health Services Sr. Nts.
     (8.750% due 08/15/05)                $  361,000  $  364,707
                                                      ----------
INSURANCE - 4.12%
Fairfax Financial Holdings
   (7.375% due 03/15/06)                     240,000     207,680
Farmers Insurance Exchange
   (8.500% due 08/01/04)                     240,000     252,450
Prudential Ins. Surplus Nts.
   (8.100% due 07/15/15)                     240,000     248,234
USF&G Capital
   (8.470% due 01/10/27)                     240,000     231,407
                                                      ----------
                                                         939,771
                                                      ----------
MEDIA & CABLE - 4.92%
CF Cable TV Inc.
   (9.125% due 07/15/07)                     240,000     264,248
CSC Holdings Sr. Nt.
   (8.125% due 08/15/09)                     361,000     367,862
Continental Cablevision
   (8.300% due 05/15/06)                     240,000     257,154
Diamond Cable Co.
   (13.250% due 09/30/04)                    250,000     232,500
                                                      ----------
                                                       1,121,764
                                                      ----------

MEDIA CONGLOMERATE - 2.58%
  News American Holdings
     (6.625% due 01/09/08)                   361,000     336,908
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                   240,000     250,084
                                                      ----------
                                                         586,992
                                                      ----------

REAL ESTATE - 3.09%
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                   361,000     363,050
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                   361,000     342,393
                                                      ----------
                                                         705,443
                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUND, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS

                                           PRINCIPAL       VALUE

                                             -------------------
TELECOMMUNICATIONS - 5.81%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                $  361,000  $  367,427
  British Telecomm
     (8.125% due 12/15/10)                   250,000     253,381
  Call-Net Enterprises
     (0.000% due 05/15/09)                   240,000      48,000
  Deutsche Telecom
     (8.000% due 06/15/10)                   250,000     254,540
  Global Crossing Holdings
     (9.625% due 05/15/08)                   240,000     225,600
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                  240,000     175,200
                                                      ----------
                                                       1,324,148
                                                      ----------
    Total Corporate Bonds and Notes
       (cost $12,482,955)                             11,172,493
                                                      ----------
                                           PRINCIPAL       VALUE

                                             -------------------

SHORT-TERM INVESTMENTS - 1.69%
VARIABLE RATE DEMAND NOTES(1) - 1.69%
  Firstar Bank
     (6.396% due 12/31/31)                $  385,262  $  385,262
                                                      ----------
  Total Short-Term Investments
     (cost $385,262)                                     385,262
                                                      ----------
TOTAL INVESTMENTS - 98.93%
   (cost $23,219,533)(2)                              22,557,582
                                                      ----------
OTHER ASSETS AND LIABILITIES - 1.07%                     244,212
                                                      ----------
TOTAL NET ASSETS - 100.00%                            $22,801,794
                                                      ==========

----------

*    Non-Income Producing
+    Defaulted Security
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at December 31, 2000 was $675,342 and ($1,337,293) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

DECEMBER 31, 2000

COMMON STOCKS - 99.94%

                                            SHARES         VALUE

                                               -----------------
BASIC INDUSTRIES - 2.39%
  Air Products & Chemicals                   2,226  $     91,266
  Alcan Aluminium Ltd.                       3,138       107,280
  Alcoa Inc.                                 8,400       281,400
  Allegheny Technologies Inc.                  780        12,383
  Avery Dennison Corp.                       1,071        58,771
  Ball Corp.                                   274        12,621
  Barrick Gold Corp.                         3,844        62,965
  Bemis Company                                516        17,318
  Boise Cascade                                556        18,696
  Dow Chemical                               6,588       241,286
  DuPont (E.I.)                             10,128       489,300
  Eastman Chemical                             745        36,319
  Engelhard Corp.                            1,240        25,265
  FMC Corp.*                                   295        21,148
  Freeport-McMoRan Copper & Gold*            1,442        12,347
  Georgia-Pacific Group                      2,182        67,915
  Great Lakes Chemical                         487        18,110
  Hercules, Inc.                             1,043        19,882
  Homestake Mining                           2,555        10,699
  Inco, Ltd.*                                1,764        29,565
  International Paper                        4,674       190,758
  Louisiana Pacific                          1,011        10,236
  Mead Corp.                                   977        30,653
  Millipore Corp.                              449        28,287
  Newmont Mining                             1,633        27,863
  Nucor Corp.                                  756        30,004
  Pactiv Corporation*                        1,534        18,983
  Phelps Dodge                                 764        42,641
  Placer Dome Inc.                           3,180        30,608
  Potlatch Corp.                               276         9,263
  PPG Industries                             1,638        75,860
  Praxair, Inc.                              1,540        68,338
  Rohm & Haas                                2,133        77,455
  Sealed Air Corp.                             812        24,766
  Sherwin-Williams                           1,559        41,021
  Sigma-Aldrich                                749        29,445
  Temple-Inland                                477        25,579
  Union Carbide                              1,312        70,602
  USX-U.S. Steel Group                         862        15,516
  Vulcan Materials                             980        46,918
  Westvaco Corp.                               977        28,516
  Weyerhaeuser Corp.                         2,128       107,993
  Willamette Industries                      1,060        49,754
  Worthington Ind.                             832         6,708
                                                    ------------
                                                       2,722,303
                                                    ------------
                                            SHARES         VALUE

                                               -----------------
CAPITAL GOODS - 9.34%
  Allied Waste Industries*                   1,911  $     27,829
  Boeing Company                             8,628       569,448
  Briggs & Stratton                            209         9,274
  Caterpillar Inc.                           3,338       157,929
  Cooper Industries                            906        41,619
  Corning Inc.                               8,931       471,668
  Crane Company                                586        16,664
  Cummins Engine Co., Inc.                     403        15,289
  Danaher Corp.                              1,377        94,152
  Deere & Co.                                2,278       104,361
  Dover Corp.                                1,972        79,989
  Emerson Electric                           4,148       326,914
  Fluor Corp.*                                 734        24,268
  General Dynamics                           1,934       150,852
  General Electric                          96,230     4,613,026
  Goodrich (B.F.)                              989        35,975
  Grainger (W.W.) Inc.                         912        33,288
  Honeywell International Inc.               7,744       366,388
  Illinois Tool Works                        2,934       174,756
  Ingersoll-Rand                             1,558        65,241
  ITT Industries, Inc.                         853        33,054
  Lockheed Martin Corp.                      4,183       142,013
  Masco Corp.                                4,334       111,330
  Maxim Integrated Products*                 2,760       131,963
  McDermott International                      587         6,310
  Minnesota Mining & Manufacturing Co.       3,830       461,515
  Navistar International Corp.*                575        15,058
  Northrop Grumman Corp.                       697        57,851
  PACCAR Inc.                                  742        36,544
  Pall Corp.                                 1,195        25,468
  Parker-Hannifin                            1,130        49,861
  PerkinElmer, Inc.                            484        50,820
  Pitney-Bowes                               2,448        81,090
  Raytheon Co.                               3,301       102,537
  Rockwell International                     1,782        84,868
  Solectron Corp.*                           6,181       209,536
  Textron Inc.                               1,381        64,217
  Thermo Electron*                           1,748        52,003
  Thomas & Betts                               563         9,114
  Timken Co.                                   582         8,803
  TRW Inc.                                   1,207        46,771
  Tyco International                        16,986       942,722
  United Technologies                        4,548       357,587
  Waste Management                           6,037       167,527
  Xerox Corp.                                6,481        29,975
                                                    ------------
                                                      10,657,467
                                                    ------------
CONSUMER DURABLES - 1.17%
  Black & Decker Corp.                         789        30,968
  Brunswick Corp.                              848        13,939

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                            SHARES         VALUE

                                               -----------------
CONSUMER DURABLES - 1.17% (CONTINUED)
  Centex Corp.                                 573  $     21,523
  Cooper Tire & Rubber                         704         7,480
  Dana Corp.                                 1,435        21,973
  Delphi Automotive Systems                  5,436        61,155
  Eaton Corp.                                  679        51,052
  Ford Motor                                18,201       426,587
  General Motors                             5,486       279,443
  Genuine Parts                              1,680        43,995
  Goodyear Tire & Rubber                     1,530        35,175
  Harley-Davidson                            2,942       116,945
  Johnson Controls                             833        43,316
  Kaufman & Broad Home Corp.                   416        14,014
  Leggett & Platt                            1,904        36,057
  Maytag Corp.                                 747        24,137
  Pulte Corp.                                  395        16,664
  Snap-On Inc.                                 565        15,749
  Stanley Works                                834        26,010
  Visteon Corp.                              1,271        14,617
  Whirlpool Corp.                              646        30,806
                                                    ------------
                                                       1,331,605
                                                    ------------
CONSUMER NON-DURABLES - 7.23%
  Alberto-Culver                               542        23,204
  Anheuser-Busch                             8,760       398,580
  Archer-Daniels-Midland                     6,149        92,235
  Avon Products                              2,310       110,591
  Brown-Forman Corp.                           664        44,156
  Campbell Soup                              4,089       141,582
  Clorox Co.                                 2,287        81,189
  Coca Cola Co.                             24,082     1,467,497
  Coca-Cola Enterprises                      4,057        77,083
  Colgate-Palmolive                          5,557       358,704
  ConAgra Foods Inc.                         5,179       134,654
  Coors (Adolph)                               358        28,752
  Eastman Kodak                              2,915       114,778
  Fortune Brands, Inc.                       1,502        45,060
  General Mills                              2,744       122,280
  Gillette Co.                              10,229       369,523
  Hasbro Inc.                                1,673        17,776
  Heinz (H.J.)                               3,368       159,770
  Hershey Foods                              1,321        85,039
  International Flavors & Fragrances           949        19,277
  Kellogg Co.                                3,939       103,399
  Kimberly-Clark                             5,185       366,528
  Liz Claiborne, Inc.                          503        20,937
  Mattel, Inc.                               4,144        59,839
  Newell Rubbermaid Inc.                     2,588        58,877
  NIKE Inc.                                  2,623       146,396
  PepsiCo Inc.                              14,019       694,817
                                            SHARES         VALUE

                                               -----------------
CONSUMER NON-DURABLES - 7.23%
(CONTINUED)
  Philip Morris                             21,594  $    950,136
  Procter & Gamble                          12,661       993,094
  Quaker Oats                                1,273       123,958
  Ralston-Ralston Purina Group               2,981        77,879
  Reebok International*                        555        15,174
  Sara Lee Corp.                             8,097       198,883
  Tupperware Corp.                             559        11,425
  Unilever N.V.                              5,550       349,303
  UST Inc.                                   1,582        44,395
  V.F. Corp.                                 1,104        40,009
  Wrigley (Wm) Jr.                           1,096       105,011
                                                    ------------
                                                       8,251,790
                                                    ------------
CONSUMER SERVICES - 11.67%
  Albertson's                                4,088       108,332
  America Online*                           22,685       789,438
  American Greetings Class A                   617         5,823
  AutoZone Inc.*                             1,237        35,255
  Bed Bath & Beyond*                         2,748        61,487
  Best Buy Co., Inc.*                        2,016        59,598
  Carnival Corp.                             5,676       174,892
  Cendant Corporation*                       7,079        68,135
  Circuit City Group                         1,995        22,943
  Clear Channel Communications*              5,678       275,028
  Comcast Class A Special*                   8,767       366,022
  Consolidated Stores*                       1,082        11,496
  Convergys Corp.*                           1,497        67,833
  Costco Wholesale Corp.*                    4,343       173,449
  CVS Corp.                                  3,804       228,002
  Darden Restaurants                         1,159        26,512
  Deluxe Corp.                                 704        17,790
  Dillard's Inc.                               893        10,549
  Dollar General                             3,199        60,381
  Donnelley (R.R.) & Sons                    1,185        31,995
  Dow Jones & Co.                              849        48,075
  Ecolab Inc.                                1,233        53,250
  Federated Department Stores*               1,960        68,600
  Gannett Co.                                2,560       161,440
  Gap (The)                                  8,251       210,401
  Harcourt General Inc.                        710        40,612
  Harrah's Entertainment*                    1,133        29,883
  Hilton Hotels                              3,577        37,559
  Home Depot                                22,491     1,027,558
  Interpublic Group                          2,988       127,177
  K mart*                                    4,694        24,937
  Knight-Ridder Inc.                           712        40,495
  Kohl's Corp.*                              3,221       196,481
  Kroger Co.*                                7,993       216,311
  Limited, Inc.                              4,133        70,519

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                            SHARES         VALUE

                                               -----------------
CONSUMER SERVICES - 11.67% (CONTINUED)
  Longs Drug Stores                            363  $      8,757
  Lowe's Cos.                                3,718       165,451
  Marriott Int'l.                            2,330        98,443
  May Department Stores                      2,891        94,680
  McDonald's Corp.                          12,734       432,956
  McGraw-Hill                                1,897       111,212
  Meredith Corp.                               485        15,611
  National Service Ind.                        396        10,172
  New York Times Class A                     1,579        63,259
  Nordstrom                                  1,252        22,771
  Office Depot*                              2,893        20,613
  Omnicom Group                              1,719       142,462
  Penney (J.C.)                              2,545        27,677
  Qwest Communication International*        16,083       659,403
  RadioShack Corp.                           1,805        77,277
  Robert Half International*                 1,725        45,713
  Sabre Holdings Corporation*                1,255        54,122
  Safeway Inc.*                              4,866       304,125
  Sears, Roebuck & Co.                       3,245       112,764
  Staples Inc.*                              4,409        52,081
  Starbucks Corp.*                           1,816        80,358
  Starwood Hotels & Resorts                  1,875        66,094
  Supervalu Inc.                             1,285        17,829
  Sysco Corp.                                6,490       194,700
  Target Corp.                               8,698       280,511
  Tiffany & Co.                              1,416        44,781
  Time Warner Inc.                          12,892       673,478
  TJX Companies Inc.                         2,731        75,785
  Toys R Us Holding Cos.*                    1,981        33,058
  Tribune Co.                                2,935       124,004
  TRICON Global Restaurants*                 1,420        46,860
  Viacom Inc.*                              14,693       686,898
  Walgreen Co.                               9,838       411,351
  Wal-Mart Stores                           43,378     2,304,450
  Walt Disney Co.                           20,244       585,811
  Wendy's International                      1,104        28,980
  Winn-Dixie                                 1,355        26,253
  Yahoo! Inc.*                               5,423       163,029
                                                    ------------
                                                      13,312,037
                                                    ------------
ENERGY - 6.55%
  Amerada Hess                                 860        62,834
  Anadarko Petroleum                         2,416       171,729
  Apache Corp.                               1,199        84,005
  Ashland Inc.                                 679        24,369
  Baker Hughes                               3,224       133,998
  Burlington Resources                       2,091       105,596
  Chevron Corp.                              6,233       526,299
  Conoco Inc.                                6,052       175,121
                                            SHARES         VALUE

                                               -----------------
ENERGY - 6.55% (CONTINUED)
  Devon Energy Corp.                         1,246  $     75,969
  Dynegy Inc.                                3,138       175,924
  EOG Resources                              1,134        62,016
  Exxon Mobil Corp.                         33,759     2,934,923
  Halliburton Co.                            4,296       155,730
  Kerr-McGee                                   916        61,315
  Massey Energy Co.                            734         9,359
  Nabors Industries*                         1,427        84,407
  Occidental Petroleum                       3,587        86,985
  Phillips Petroleum                         2,479       140,993
  Rowan Cos.*                                  916        24,732
  Royal Dutch Petroleum                     20,824     1,261,151
  Schlumberger Ltd.                          5,560       444,453
  Sunoco Inc.                                  825        27,792
  Texaco Inc.                                5,342       331,872
  Tosco Corp.                                1,405        47,682
  Transocean Sedco Forex Inc.                2,046        94,116
  Unocal Corp.                               2,359        91,264
  USX-Marathon Group                         3,015        83,666
                                                    ------------
                                                       7,478,300
                                                    ------------
FINANCIAL - 17.49%
  AFLAC Inc.                                 2,575       185,883
  Allstate Corp.                             7,102       309,381
  Ambac Financial Group                      1,022        59,595
  American Express                          12,916       709,573
  American General                           2,441       198,942
  American International Group              22,606     2,228,104
  AmSouth Bancorporation                     3,645        55,586
  Aon Corp.                                  2,487        85,180
  Bank of America Corp.                     15,806       725,100
  Bank of New York                           7,190       396,798
  Bank One Corp.                            11,235       411,482
  BB&T Corporation                           3,851       143,690
  Bear Stearns Cos.                          1,036        52,512
  Block H&R                                    888        36,741
  Capital One Financial                      1,912       125,834
  Charles Schwab                            13,437       381,275
  Charter One Financial                      2,018        58,270
  Chase Manhattan*                          12,725       578,192
  Chubb Corp.                                1,697       146,791
  CIGNA Corp.                                1,490       197,127
  Cincinnati Financial                       1,562        61,797
  CIT Group Inc.                             2,543        51,178
  Citigroup Inc.                            48,818     2,492,766
  Comerica Inc.                              1,522        90,369
  Conseco Inc.                               3,159        41,659
  Countrywide Credit Industries              1,108        55,677
  Fannie Mae                                 9,783       848,675
  Federal Home Loan Mtg.                     6,750       464,906

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                            SHARES         VALUE

                                               -----------------
FINANCIAL - 17.49% (CONTINUED)
  Fifth Third Bancorp                        4,485  $    267,979
  First Union Corp.                          9,513       264,580
  Firstar Corporation                        9,227       214,528
  FleetBoston Financial Corp.                8,789       330,137
  Franklin Resources Inc.                    2,365        90,107
  Golden West Financial                      1,536       103,680
  Hartford Financial Service Group           2,189       154,598
  Household International                    4,572       251,460
  Huntington Bancshares                      2,436        39,433
  J.P. Morgan Chase & Co.                    1,554       257,187
  Jefferson-Pilot                            1,001        74,825
  KeyCorp                                    4,135       115,780
  Lehman Brothers Holdings                   2,316       156,620
  Lincoln National                           1,860        88,001
  Loews Corp.                                  957        99,109
  Marsh & McLennan                           2,671       312,507
  MBIA Inc.                                    955        70,789
  MBNA Corp.                                 8,272       305,547
  Mellon Financial Corp.                     4,739       233,100
  Merrill Lynch                              7,867       536,431
  MetLife Inc.                               7,425       259,875
  MGIC Investment                            1,036        69,865
  Moody's Corp.                              1,578        40,535
  Morgan Stanley, Dean Witter & Co.         10,883       862,478
  National City Corp.                        5,908       169,855
  Northern Trust Corp.                       2,153       175,604
  Old Kent Financial                         1,344        58,800
  PNC Financial Services Group               2,806       205,013
  Progressive Corp.                            713        73,885
  Providian Financial Corp.                  2,776       159,620
  Regions Financial Corp.                    2,151        58,749
  SAFECO Corp.                               1,239        40,732
  SouthTrust Corp.                           1,633        66,443
  St. Paul Cos.                              2,114       114,817
  State Street Corp.                         1,568       194,761
  Stilwell Financial                         2,159        85,146
  Summit Bancorp                             1,692        64,613
  SunTrust Banks                             2,876       181,188
  Synovus Financial                          2,760        74,348
  T. Rowe Price Associates                   1,178        49,789
  Torchmark Corp.                            1,226        47,124
  U.S. Bancorp                               7,314       213,477
  Union Planters                             1,308        46,761
  UNUMProvident Corp.                        2,339        62,861
  USA Education Inc.                         1,593       108,324
  Wachovia Corp.                             1,975       114,797
  Washington Mutual, Inc.                    5,237       277,888
  Wells Fargo & Co.                         16,599       924,357
                                                    ------------
                                                      19,961,186
                                                    ------------
                                            SHARES         VALUE

                                               -----------------
HEALTH CARE - 14.04%
  Abbott Labs                               15,021  $    727,580
  Aetna Inc.*                                1,372        56,338
  Allergan, Inc.                             1,276       123,533
  ALZA Corp. Class A*                        2,298        97,665
  American Home Products                    12,727       808,801
  Amgen*                                    10,031       641,357
  Bard (C.R.) Inc.                             493        22,955
  Bausch & Lomb                                518        20,947
  Baxter International Inc.                  2,856       252,221
  Becton, Dickinson                          2,459        85,143
  Biogen, Inc.*                              1,436        86,250
  Biomet, Inc.                               1,731        68,699
  Boston Scientific*                         3,936        53,874
  Bristol-Myers Squibb                      18,989     1,403,999
  Cardinal Health, Inc.                      2,710       269,984
  Chiron Corp.*                              1,859        82,726
  Forest Laboratories*                         851       113,077
  Guidant Corp.*                             2,988       161,165
  HCA-The Healthcare Co.                     5,365       236,114
  HCR Manor Care*                              995        20,522
  HEALTHSOUTH Corp.*                         3,751        61,188
  Humana Inc.*                               1,642        25,041
  IMS Health Inc.                            2,851        76,977
  Johnson & Johnson                         13,499     1,418,234
  King Pharmaceuticals*                      1,639        84,716
  Lilly (Eli) & Co.                         10,947     1,018,755
  McKesson HBOC Inc.                         2,757        98,949
  MedImmune Inc.*                            2,046        97,569
  Medtronic Inc.                            11,668       704,456
  Merck & Co.                               22,396     2,096,826
  Pfizer, Inc.                              61,271     2,818,466
  Pharmacia Corp.                           12,524       763,964
  Quintiles Transnational*                   1,119        23,429
  Schering-Plough                           14,198       805,737
  St Jude Medical*                             825        50,686
  Stryker Corp.                              1,899        96,070
  Tenet Healthcare Corp.*                    3,079       136,823
  United Health Group Inc.                   3,096       190,017
  Watson Pharmaceuticals*                      998        51,085
  WellPoint Health Networks*                   607        69,957
                                                    ------------
                                                      16,021,895
                                                    ------------
UTILITIES - 8.58%
  AES Corp.*                                 4,453       246,585
  Alllegheny Energy Inc.                     1,072        51,657
  ALLTEL Corp.                               3,036       189,560
  Ameren Corp.                               1,332        61,688
  American Electric Power                    3,127       145,406
  AT&T Corp.                                36,451       631,058
  BellSouth                                 18,142       742,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                            SHARES         VALUE

                                               -----------------
UTILITIES - 8.58% (CONTINUED)
  Calpine Corp.*                             2,736  $    123,291
  CenturyTel, Inc.                           1,365        48,799
  CINergy Corp.                              1,543        54,198
  CMS Energy                                 1,173        37,169
  Coastal Corp.                              2,090       184,573
  Consolidated Edison Holdings               2,058        79,233
  Constellation Energy Group                 1,461        65,836
  Dominion Resources                         2,079       139,293
  DTE Energy Co.                             1,385        53,928
  Duke Energy                                3,581       305,280
  Edison International                       3,164        49,438
  El Paso Energy                             2,255       161,514
  Enron Corp.                                7,250       602,656
  Entergy Corp.                              2,164        91,564
  Exelon Corp.                               3,092       217,089
  FirstEnergy Corp.                          2,189        69,090
  FPL Group                                  1,717       123,195
  GPU Inc.                                   1,178        43,365
  KeySpan Corp.                              1,307        55,384
  Kinder Morgan, Inc.                        1,111        57,980
  NEXTEL Communications*                     7,398       183,101
  Niagara Mohawk Holdings Inc.*              1,556        25,966
  NICOR Inc.                                   443        19,132
  NiSource Inc.                              1,979        60,865
  ONEOK Inc.                                   283        13,619
  Peoples Energy                               342        15,305
  PG&E Corp.                                 3,759        75,180
  Pinnacle West Capital                        822        39,148
  PPL Corporation                            1,407        63,579
  Progress Energy, Inc.                        968           436
  Progress Energy, Inc.                      3,229       158,833
  Public Serv. Enterprise Inc.               2,082       101,237
  Reliant Energy                             2,862       123,960
  SBC Communications Inc.                   32,873     1,569,685
  Sempra Energy                              1,986        46,175
  Southern Co.                               6,563       218,220
  Sprint Corp. FON Group                     8,587       174,423
  Sprint Corp. PCS Group*                    9,054       185,041
  TXU Corp.                                  2,506       111,047
  Verizon Communications                    26,212     1,313,877
  Williams Cos.                              4,273       170,653
  WorldCom Inc.*                            27,960       393,188
  Xcel Energy Inc.                           3,307        96,110
                                                    ------------
                                                       9,790,297
                                                    ------------
TECHNOLOGY - 20.81%
  Adaptec, Inc.*                               959         9,830
  ADC Telecommunications*                    7,496       135,865
  Adobe Systems                              2,334       135,810
  Advanced Micro Devices*                    3,043        42,031
                                            SHARES         VALUE

                                               -----------------
TECHNOLOGY - 20.81% (CONTINUED)
  Agilent Technologies*                      4,399  $    240,845
  Altera Corp.*                              3,849       101,277
  American Power Conversion*                 1,891        23,401
  Analog Devices*                            3,472       177,723
  Andrew Corp.*                                788        17,139
  Apple Computer*                            3,155        46,931
  Applera Corp.-PE Biosystems Group          2,043       192,170
  Applied Materials*                         7,877       300,803
  Applied Micro Circuits Corp.               2,964       222,350
  Autodesk, Inc.                               559        15,058
  Automatic Data Processing Inc.             6,129       388,042
  Avaya Inc.*                                2,702        27,864
  BMC Software*                              2,384        33,376
  Broadcom Corporation*                      2,284       191,856
  BroadVision Inc.*                          2,613        30,866
  Cabletron Systems*                         1,789        26,947
  Ceridian Corp.*                            1,414        28,192
  Cisco Systems*                            69,896     2,673,522
  Citrix Systems*                            1,799        40,478
  COMPAQ Computer                           16,509       248,460
  Computer Associates International          5,638       109,941
  Computer Sciences Corp.*                   1,635        98,304
  Compuware Corp.*                           3,546        22,163
  Comverse Technology*                       1,598       173,583
  Conexant Systems*                          2,212        34,010
  Dell Computer*                            25,123       438,082
  Electronic Data Systems                    4,541       262,243
  EMC Corp.*                                21,249     1,413,059
  Equifax Inc.                               1,375        39,445
  First Data                                 3,836       202,109
  Gateway, Inc.*                             3,140        56,489
  Global Crossing*                           8,601       123,102
  Hewlett-Packard                           19,203       606,095
  Intel Corp.                               65,359     1,964,853
  International Business Machines           17,037     1,448,145
  Intuit Inc.*                               2,003        78,993
  JDS Uniphase Corp.*                        9,338       389,278
  KLA-Tencor Corp.*                          1,806        60,840
  Lexmark International Inc.*                1,234        54,682
  Linear Technology Corp.                    3,075       142,219
  LSI Logic*                                 3,100        52,979
  Lucent Technologies                       32,432       437,832
  Mercury Interactive*                         785        70,846
  Micron Technology*                         5,509       195,570
  Microsoft Corp.*                          51,785     2,246,174
  Molex Inc.                                 1,899        67,415
  Motorola Inc.                             21,213       429,563
  National Semiconductor*                    1,734        34,897
  NCR Corp.*                                   936        45,981
  Network Appliance*                         3,069       196,991

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                            SHARES         VALUE

                                               -----------------
TECHNOLOGY - 20.81% (CONTINUED)
  Nortel Networks Corp. Holdings Co.        30,081  $    964,472
  Novell Inc.*                               3,187        16,632
  Novellus Systems*                          1,276        45,856
  Oracle Corp.*                             54,360     1,579,838
  Palm Inc.*                                 5,495       155,573
  Parametric Technology*                     2,644        35,529
  Paychex Inc.                               3,615       175,779
  PeopleSoft Inc.*                           2,772       103,084
  Power-One Inc.*                              762        29,956
  QLogic Corp.*                                888        68,376
  QUALCOMM Inc.*                             7,260       596,681
  Sanmina Corp.*                             1,470       112,639
  Sapient Corp.*                             1,178        14,062
  Scientific-Atlanta                         1,564        50,928
  Siebel Systems, Inc.*                      4,171       282,064
  Sun Microsystems*                         31,271       871,679
  Symbol Technologies                        1,421        51,156
  Tektronix Inc.                               918        30,925
  Tellabs, Inc.*                             3,986       225,209
  Teradyne, Inc.*                            1,694        63,102
  Texas Instruments                         16,800       795,900
  Unisys Corp.*                              3,039        44,445
  Veritas Software*                          3,787       331,363
  Vitesse Semiconductor*                     1,744        96,465
  Xilinx, Inc.*                              3,201       147,646
                                                    ------------
                                                      23,736,078
                                                    ------------
TRANSPORTATION - .67%
  AMR Corp.*                                 1,463        57,331
  Burlington Northern Santa Fe Corp.         3,834       108,550
  CSX Corp.                                  2,107        54,650
                                            SHARES         VALUE

                                               -----------------
TRANSPORTATION - .67% (CONTINUED)
  Delta Air Lines                            1,194  $     59,924
  FedEx Corporation*                         2,768       110,610
  Norfolk Southern Corp.                     3,725        49,589
  Ryder System                                 580         9,643
  Southwest Airlines                         4,873       163,392
  Union Pacific                              2,406       122,105
  USAirways Group Inc.*                        651        26,406
                                                    ------------
                                                         762,200
                                                    ------------
    Total Common Stocks
       (cost $71,136,658)                            114,025,158
                                                    ------------
UNIT INVESTMENT TRUST - .15%
  S&P 500 Depositary Receipts                1,297       170,673
                                                    ------------
    Total Unit Investment Trust
       (cost $170,673)                                   170,673
                                                    ------------
SHORT-TERM INVESTMENTS - .18%

                                          PRINCIPAL          VALUE

                                              --------------------
VARIABLE RATE DEMAND NOTES(1) - .18%
  Firstar Bank (6.396% due 12/31/31)       $209,776  $    209,776
                                                     ------------
      Total Short-Term Investments
         (cost $209,776)                                  209,776
                                                     ------------
TOTAL INVESTMENTS - 100.27%
   (cost $71,517,107)(2)                              114,405,607
                                                     ------------
OTHER ASSETS AND LIABILITIES - (.27%)                    (302,684)
                                                     ------------
TOTAL NET ASSETS - 100%                              $114,102,923
                                                     ============

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 2000 was $49,293,581 and ($6,405,081), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

DECEMBER 31, 2000

COMMON STOCKS - 81.94%

                                             SHARES       VALUE

                                               ----------------
BASIC INDUSTRIES - 3.82%
  Airgas Inc.*                                  921  $    6,274
  AK Steel Hldg. Corp.                        1,488      13,020
  Albemarle Corp.                               633      15,667
  Bowater Inc.                                  692      39,009
  Cabot Corp.                                   917      24,186
  Cabot Microelectronics Corp.*                 326      16,932
  Carpenter Technology                          304      10,640
  Crompton Corporation                        1,558      16,359
  Cytec Industries*                             555      22,165
  Ferro Corp.                                   473      10,879
  Fuller (H.B.) Co.                             195       7,693
  Georgia Pacific Co Timber GR                1,107      33,141
  Harsco Corp.                                  552      13,628
  IMC Global Inc.                             1,587      24,698
  Kaydon Corp.                                  413      10,273
  Kennametal Inc.                               418      12,174
  Longview Fibre                                714       9,639
  Lubrizol Corp.                                720      18,540
  Lyondell Chemical Co.                       1,626      24,898
  Martin Marietta Materials                     646      27,326
  MAXXAM Inc.*                                   93       1,412
  Minerals Technologies                         280       9,573
  NCH Corp.                                      73       2,774
  Olin Corp.                                    618      13,673
  P.H. Glatfelter Co.                           586       7,296
  Pentair Corp.                                 672      16,254
  Precision Castparts                           686      28,855
  Rayonier Inc.                                 374      14,890
  RPM Inc.                                    1,411      12,082
  Ryerson Tull, Inc.                            342       2,822
  Schulman (A.), Inc.                           408       4,692
  Sequa Corp.*                                  143       5,202
  Solutia Inc.                                1,432      17,184
  Sonoco Products                             1,376      29,756
  Unifi, Inc.*                                  744       6,650
  USG Corp.                                     600      13,500
  Valspar Corp.                                 588      18,922
  Wausau-Mosinee Paper                          709       7,179
  Westpoint Stevens                             684       5,123
                                                     ----------
                                                        574,980
                                                     ----------
CAPITAL GOODS - 4.60%
  AGCO Corp.                                    824       9,991
  Albany International*                         424       5,698
  American Standard Cos.*                       958      47,241
  Ametek, Inc.                                  444      11,516
  Avnet, Inc                                  1,275      27,413
  Carlisle Companies                            418      17,948
  Donaldson Co.                                 617      17,160
                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 4.60% (CONTINUED)
  Dycom Industries*                             579  $   20,808
  Federal Signal                                626      12,285
  Flowserve Corp.*                              517      11,051
  Granite Construction                          377      10,909
  Grant Prideco*                              1,501      32,928
  HON Industries                                832      21,216
  Hubbell Inc. (Class B)                        820      21,730
  Jacobs Engineering Group*                     363      16,766
  KEMET Corp.*                                1,210      18,301
  Litton Industries*                            626      49,258
  MasTec Inc.*                                  658      13,160
  Miller (Herman)                             1,082      31,108
  Newport News Shipbuilding                     488      25,376
  Nordson Corporation                           446      11,373
  Ogden Corp.*                                  686      10,547
  Pittston Brink's Group                        716      14,231
  Reynolds & Reynolds                         1,060      21,465
  Stewart & Stevenson Services                  387       8,786
  Tecumseh Products Co.                         261      10,946
  Trinity Industries                            516      12,900
  UCAR International*                           624       6,084
  Wallace Computer Services                     562       9,554
  Waters Corporation*                         1,788     149,298
  York International                            525      16,111
                                                     ----------
                                                        693,158
                                                     ----------
CONSUMER DURABLES - 2.44%
  ArvinMentor Inc.                              982      11,170
  Bandag Inc.                                   286      11,601
  Borg-Warner Automotive                        362      14,480
  Callaway Golf Co.                           1,025      19,091
  Clayton Homes                               1,902      21,873
  Furniture Brands International*               686      14,449
  GTECH Holdings Corp.*                         478       9,829
  Hillenbrand Industries                        864      44,496
  International Game Technology*              1,002      48,095
  Lear Corporation*                             890      22,083
  Lennar Corp.                                  865      31,356
  Modine Mfg.                                   404       8,383
  Mohawk Industries*                            727      19,902
  Shaw Industries                             1,716      32,497
  SPX Corp.*                                    438      47,386
  Superior Industries                           357      11,268
  Sybron Dental Specialties*                      0           6
                                                     ----------
                                                        367,965
                                                     ----------
CONSUMER NON-DURABLES - 4.61%
  Blyth Inc.*                                   663      15,995
  Carter-Wallace                                625      20,859
  Church & Dwight                               527      11,726
  Cintas Corporation                          2,332     124,031
  Dean Foods                                    491      15,068
  Dial Corp.                                  1,312      14,432

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLES - 4.61%
(CONTINUED)
  Dole Foods                                    772  $   12,642
  Dun & Bradstreet Corp.*                     1,128      29,187
  Energizer Holdings Inc.*                    1,321      28,236
  Flowers Industries                          1,384      21,798
  Hormel Foods Corp.                          1,929      35,928
  IBP, Inc.                                   1,460      39,055
  Interstate Bakeries                           696       9,788
  Jones Apparel Group*                        1,650      53,109
  Lancaster Colony                              521      14,621
  Lance, Inc.                                   400       5,063
  McCormick & Co.                               946      34,115
  Perrigo Co.*                                1,016       8,414
  RJ Reynolds Tobacco Holdings                1,402      68,348
  Sensient Technologies                         674      15,334
  Smucker (J.M.)                                332       9,279
  Suiza Foods Corp.*                            375      18,000
  Tyson Foods                                 3,113      39,691
  Universal Corp.                               380      13,300
  Whitman Corp.*                              2,201      36,041
                                                     ----------
                                                        694,060
                                                     ----------
CONSUMER SERVICES - 10.88%
  Abercrombie & Fitch Co.*                    1,370      27,400
  ACNielsen*                                    799      28,964
  American Eagle Outfitters*                    638      26,956
  AmerSource Health 'A'*                        716      36,158
  Apollo Group*                               1,052      51,745
  Banta Corp.                                   339       8,617
  Barnes & Noble*                               888      23,532
  Belo Corp.                                  1,572      25,152
  BJ's Wholesale Club*                        1,001      38,413
  Bob Evans Farms                               481      10,251
  Borders Group*                              1,087      12,704
  Brinker International*                        905      38,236
  Catalina Marketing*                           767      29,865
  CBRL Group, Inc.                              783      14,241
  CDW Computer Centers*                       1,209      33,701
  Chris-Craft Industries*                       484      32,186
  Claire's Stores                               709      12,718
  Delhaize America Inc.                           1          18
  DeVRY Inc.*                                   963      36,353
  Dollar Tree Stores*                         1,492      36,554
  Dreyer's Grand Ice Cream                      390      12,578
  Emmis Communications*                         649      18,618
  Family Dollar Stores                        2,367      50,743
  Fastenal Company                              524      28,755
  Galileo International                       1,227      24,540
  Gartner Group*                              1,187       7,526
  Harte-Hanks, Inc.                             928      21,982
  Hispanic Broadcasting 'A'*                  1,506      38,403
  Houghton Mifflin                              415      19,246
  International Speedway                        735      27,930
                                             SHARES       VALUE

                                               ----------------
CONSUMER SERVICES - 10.88% (CONTINUED)
  Kelly Services                                494  $   11,671
  Korn/Ferry International*                     521      11,071
  Lands' End*                                   419      10,525
  Lee Enterprises                               606      18,066
  Lone Star Steakhouse                          345       3,321
  Mandalay Resort Group*                      1,048      22,991
  Manpower Inc.                               1,047      39,786
  Media General                                 315      11,466
  Modis Professional Service*                 1,335       5,507
  NCO Group Inc.*                               354      10,753
  Neiman-Marcus Group 'A'*                      656      23,329
  NOVA Corp.*                                   903      18,004
  Outback Steakhouse*                         1,061      27,453
  Papa John's International*                    317       7,053
  Park Place Entertainment*                   4,113      49,099
  Payless ShoeSource Inc. Holding Co.*          306      21,650
  Price Communications*                         775      13,030
  Quanta Services*                              789      25,396
  Readers Digest Assoc.                       1,420      55,558
  Rollins, Inc.                                 415       8,326
  Ross Stores                                 1,136      19,170
  Ruddick Corp.                                 639       7,309
  Saks Incorporated*                          1,955      19,550
  Scholastic Corp.*                             237      21,004
  Six Flags*                                  1,088      18,700
  Sotheby's Holdings*                           815      18,898
  Sylvan Learning Systems*                      515       7,628
  Tech Data Corp.*                              742      20,069
  True North Communications                     694      29,495
  United Rentals Inc.*                          972      13,061
  Univision Communications*                   2,855     116,873
  Valassis Communication*                       740      23,356
  Viad Corp.                                  1,275      29,325
  Washington Post                               130      80,194
  Westwood One Inc.*                          1,514      29,239
  Williams-Sonoma Inc.*                         770      15,400
                                                     ----------
                                                      1,637,411
                                                     ----------
ENERGY - 5.95%
  BJ Services*                                1,148      79,067
  Cooper Cameron Corp.*                         746      49,283
  ENSCO International                         1,916      65,264
  Global Marine*                              2,433      69,036
  Hanover Compressor Holding Co.*               817      36,408
  Helmerich & Payne                             689      30,230
  Murphy Oil                                    623      37,653
  National-Oilwell Inc.*                      1,110      42,943
  Noble Affiliates                              773      35,558
  Noble Drilling Corp.*                       1,857      80,663
  Ocean Energy Inc.                           2,317      40,258
  Pennzoil-Quaker State                       1,086      13,982
  Pioneer Natural Resources*                  1,404      27,641
  Puget Energy, Inc.                          1,184      32,930

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
ENERGY - 5.95% (CONTINUED)
  Smith International*                          697  $   51,970
  Tidewater Inc.                                771      34,213
  Ultramar Diamond Shamrock                   1,202      37,112
  Valero Energy                                 841      31,275
  Varco International*                        1,306      28,406
  Weatherford International Inc*              1,519      71,773
                                                     ----------
                                                        895,665
                                                     ----------
FINANCIAL - 13.07%
  Affiliated Computer Services*                 734      44,545
  Allmerica Financial                           734      53,215
  American Financial Group Holding              916      24,331
  AmeriCredit Corp.*                          1,080      29,430
  Associated Banc-Corp                          923      28,036
  Astoria Financial                             689      37,421
  Banknorth Group Inc.                        2,003      39,935
  BISYS Group*                                  783      40,814
  City National Corp.                           660      25,616
  Comdisco, Inc.                              2,104      24,065
  Compass Bancshares                          1,672      39,919
  Dime Bancorp Inc.                           1,500      44,344
  E*Trade Group*                              4,318      31,845
  Edwards (A.G.), Inc.                        1,118      53,035
  Everest Re Group                              634      45,410
  First Tennessee National                    1,781      51,538
  First Virginia Banks                          637      30,576
  FirstMerit Corp.                            1,213      32,429
  Gallagher (Arthur J.)                         544      34,612
  GATX Corp.                                    660      32,918
  Greater Bay Bancorp                           553      22,673
  Greenpoint Financial Corp.                  1,397      57,190
  Hibernia Corp.                              2,192      27,948
  Horace Mann Educators                         560      11,970
  Investment Technology Group*                  435      18,161
  Investors Financial SVS                       413      35,518
  Legg Mason                                    855      46,598
  Leucadia National Corp.                       764      27,074
  M&T Bank Corp.                              1,284      87,310
  Marshall & Ilsley Corp.                     1,438      73,094
  Mercantile Bankshares                         967      41,762
  National Commerce Bancorp                   2,840      70,290
  Neuberger Berman Inc.                         674      54,636
  North Fork Bancorp.                         2,264      55,610
  Ohio Casualty                                 830       8,300
  Old Republic International                  1,629      52,128
  Pacific Century Financial Corp.             1,099      19,439
  PMI Group                                     612      41,425
  Protective Life Corp.                         892      28,767
  Provident Financial Group Inc.                674      25,275
  Radian Group                                  523      39,258
  Roslyn Bancorp                                851      23,243
  Silicon Valley Bancshares*                    676      23,364
  Sovereign Bancorp                           3,127      25,407
                                             SHARES       VALUE

                                               ----------------
FINANCIAL - 13.07% (CONTINUED)
  TCF Financial                               1,111  $   49,509
  The MONY Group                                638      31,541
  Unitrin, Inc.                                 939      38,147
  Waddell & Reed Financial                    1,157      43,532
  Webster Financial Corp.                       676      19,139
  Westamerica Bancorp                           504      21,672
  Wilmington Trust Corp.                        447      27,742
  Zions Bancorp                               1,203      75,112
                                                     ----------
                                                      1,966,868
                                                     ----------
HEALTH CARE - 10.71%
  Apogent Technologies Inc.*                  1,454      29,807
  Apria Healthcare Group*                       726      21,599
  Barr Laboratories*                            487      35,521
  Beckman Coulter Inc.                          822      34,473
  Bergen Brunswig                             1,863      29,491
  Cor Therapeutics*                             752      26,461
  Covance Inc.*                                 799       8,589
  Dentsply International                        712      27,857
  Edwards Lifesciences Corp.*                   811      14,395
  Express Scripts 'A'*                          532      54,397
  First Health Group Inc.*                      658      30,638
  Genzyme Corp.*                              1,312     117,998
  Gilead Sciences*                              650      53,909
  Health Management Assoc.*                   3,357      69,658
  Health Net Inc.*                            1,693      44,335
  ICN Pharmaceuticals                         1,101      33,787
  IDEC Pharmaceuticals*                         661     125,301
  INCYTE Genomics Inc.*                         887      22,064
  IVAX Corp.*                                 2,204      84,413
  Lincare Holdings*                             720      41,085
  Millennium Pharmaceuticals*                 2,939     181,850
  MiniMed Inc.*                                 892      37,492
  Mylan Laboratories                          1,726      43,474
  Omnicare, Inc.                              1,274      27,550
  Oxford Health Plans*                        1,191      47,045
  PacifiCare Health System*                     472       7,080
  Protein Design Labs*                          599      52,038
  Quest Diagnostics*                            639      90,738
  Quorom Health Group*                          989      15,577
  Sepracor Inc.*                              1,019      81,647
  STERIS Corp.*                                 938      15,125
  Trigon Healthcare Inc.*                       519      40,385
  Vertex Pharmaceuticals*                       816      58,344
  VISX Inc.*                                    840       8,768
                                                     ----------
                                                      1,612,891
                                                     ----------
UTILITIES - 7.15%
  AGL Resources Ltd.                            749      16,525
  Allete                                      1,030      25,557
  Alliant Energy                              1,092      34,808
  American Water Works                        1,361      39,979
  Black Hills                                   317      14,186

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
UTILITIES - 7.15% (CONTINUED)
  BroadWing Inc.*                             2,989  $   68,187
  Cleco Corp. Holding Co.                       311      17,027
  Conectiv                                    1,225      24,577
  DPL Incorporated                            1,771      58,775
  DQE, Inc.                                     773      25,316
  Energy East                                 1,632      32,130
  Hawaiian Electric Industries                  454      16,883
  IDACORP Inc. Holding Co.                      517      25,365
  IPALCO Enterprises                          1,216      29,412
  Kansas City Power & Light                     855      23,459
  MCN Energy Group Inc.                       1,247      34,526
  Montana Power                               1,461      30,316
  National Fuel Gas                             543      34,175
  Northeast Utilities                         1,986      48,161
  NSTAR                                         733      31,427
  OGE Energy Corp.                            1,076      26,295
  Potomac Electric Power                      1,540      38,053
  Public Service of New Mexico                  540      14,479
  Questar Corp.                               1,113      33,460
  SCANA Corp.                                 1,448      42,807
  Sierra Pacific Resources                    1,085      17,428
  TECO Energy                                 1,741      56,365
  Telephone & Data Systems                      813      73,167
  UtiliCorp United                            1,289      39,959
  Vectren Corporation                           849      21,756
  Western Resources                             967      23,994
  WGL Holdings Inc.                             642      19,541
  Wisconsin Energy                            1,673      37,747
                                                     ----------
                                                      1,075,842
                                                     ----------
TECHNOLOGY - 17.33%
  3Com Corp.*                                 4,842      41,157
  Acxiom Corp.*                               1,230      47,893
  Adtran Inc.*                                  535      11,369
  Advanced Fibre Communications*              1,115      20,140
  ANTEC Corporation*                            527       4,167
  Arrow Electronics*                          1,358      38,873
  Atmel Corp.*                                6,448      74,958
  Avocent Corp.*                                594      16,038
  Cadence Design Systems*                     3,399      93,473
  Checkfree Corp.*                            1,054      44,795
  ChoicePoint Inc.*                             561      36,781
  Cirrus Logic*                               1,066      19,988
  CommScope, Inc.*                              708      11,726
  Concord EFS Inc.*                           2,987     131,231
  Credence Systems*                             730      16,790
  CSG Systems International*                    726      34,077
  Cypress Semiconductor*                      1,818      35,792
  Dallas Semiconductor                          840      21,525
  Diebold, Inc.                                 988      32,975
  DSP Group*                                    374       7,872
  DST Systems Inc.*                           1,727     115,709
  Electronic Arts*                            1,828      77,919
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 17.33% (CONTINUED)
  FIserv Inc.*                                1,711  $   81,166
  Harris Corp.                                  929      28,451
  Henry (Jack) & Assoc., Inc.                   595      36,964
  Imation Corp.*                                487       7,549
  InFocus Corp.*                                532       7,847
  Informix Corp.*                             3,868      11,483
  Integrated Devices Tech*                    1,467      48,594
  International Rectifier*                      857      25,710
  Jabil Circuit*                              2,631      66,762
  Keane Inc.*                                   953       9,292
  L-3 Communications Holdings*                  461      35,497
  Lam Research*                               1,724      24,998
  Lattice Semiconductor*                      1,485      27,287
  Legato Systems Inc.*                        1,207       8,977
  Macromedia Inc.*                              730      44,348
  Macrovision Corp.*                            686      50,775
  Mentor Graphics*                              893      24,502
  Micrel Inc.*                                1,178      39,684
  Microchip Technology*                       1,649      36,175
  MIPS Technologies*                            535      13,634
  National Instruments*                         780      37,879
  Network Associates Inc.*                    1,903       7,969
  NVIDIA Corp.*                                 905      29,653
  Plantronics Inc.*                             681      32,007
  Plexus Corp.*                                 553      16,806
  Polycom Inc.*                               1,043      33,572
  Powerwave Technologies*                       874      51,129
  Quantum Corp.-DSSG Stock*                   2,060      27,424
  Rational Software*                          2,613     101,744
  Retek Inc.*                                   661      16,112
  RF Micro Devices, Inc.*                     2,243      61,542
  SanDisk Corporation*                          930      25,808
  Sawtek Inc.*                                  589      27,204
  SCI Systems Inc.*                           2,018      53,225
  SEI Corp.                                     737      82,544
  Semtech Corp.*                                920      20,298
  Sensormatic Electronics*                    1,070      21,467
  Storage Technology*                         1,416      12,744
  Structural Dynamics Research*                 491       4,910
  SunGard Data Systems*                       1,838      86,616
  Sybase Inc.*                                1,212      24,013
  Sykes Enterprises*                            559       2,481
  Symantec Corp.*                               845      28,202
  Synopsys Inc.*                                897      42,551
  Teleflex                                      529      23,375
  Titan Corp.*                                  745      12,106
  Transaction Systems Architects*               457       5,284
  TranSwitch Corp.*                           1,142      44,681
  TriQuint Semiconductor*                     1,085      47,401
  Vishay Intertechnology*                     1,907      28,843
  Wind River Systems*                         1,006      34,330
                                                     ----------
                                                      2,608,863
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
TRANSPORTATION - 1.38%
  Airborne, Inc.                                664  $    6,474
  Alaska Air Group*                             365      10,859
  Alexander & Baldwin                           559      14,674
  Atlas Air*                                    528      17,226
  C.H. Robinson Worldwide                     1,168      36,719
  CNF Inc.                                      672      22,722
  EGL Inc.*                                     646      15,464
  Expeditors International                      711      38,171
  Hunt (J.B.) Transport Service Inc.*           486       8,171
  Overseas Shipholding Group                    470      10,781
  Swift Transportation*                         874      17,316
  Wisconsin Central Transportation*             641       9,655
                                                     ----------
                                                        208,232
                                                     ----------
    Total Common Stocks
       (cost $11,607,180)                            12,335,935
                                                     ----------
UNIT INVESTMENT TRUST - 3.04%
  S&P MidCap 400 Depositary Receipts          4,847     457,436
                                                     ----------
    Total Unit Investment Trust
       (cost $457,436)                                  457,436
                                                     ----------
SHORT-TERM INVESTMENTS(3) - 13.84%

                                          PRINCIPAL       VALUE

                                             ------------------
VARIABLE RATE DEMAND NOTES(1) - 9.58%
  Firstar Bank (6.396% due 12/31/31)       $597,556  $  597,556
  Sara Lee (6.246% due 12/31/31)           569,623      569,623
  Wisconsin Corp. (6.316% due 12/31/31)    154,782      154,782
  Wisconsin Electric (6.235% due
     12/31/31)                             119,933      119,933
                                                     ----------
                                                      1,441,894
                                                     ----------
U.S. TREASURY BILL - 4.26%
  U.S. Treasury Bill (6.018% due
     03/22/01)                             650,000      641,998
                                                     ----------
    Total Short-Term Investments
       (cost $2,083,892)                              2,083,892
                                                     ----------
TOTAL INVESTMENTS - 98.82%
   (cost $14,148,508)(2)                             14,877,263
                                                     ----------
OTHER ASSETS AND LIABILITIES(3) - 1.18%                 177,161
                                                     ----------
TOTAL NET ASSETS - 100%                              $15,054,424
                                                     ==========


----------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 2000 was $2,796,787 and ($2,068,032), respectively.

(3) Securities and other current assets with an aggregate value of $2,090,600 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's MidCap 400 Index
   (3/01)                                       8       $ 14,350

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

DECEMBER 31, 2000

COMMON STOCKS - 55.20%

                                             SHARES       VALUE

                                               ----------------
BASIC INDUSTRIES - 1.31%
  Air Products & Chemicals                      152  $    6,232
  Alcan Aluminium Ltd.                          216       7,385
  Alcoa Inc.                                    571      19,129
  Allegheny Technologies Inc.                    55         873
  Avery Dennison Corp.                           74       4,061
  Ball Corp.                                     20         921
  Barrick Gold Corp.                            262       4,292
  Bemis Company                                  35       1,175
  Boise Cascade                                  38       1,278
  Dow Chemical                                  447      16,371
  DuPont (E.I.)                                 693      33,469
  Eastman Chemical                               51       2,486
  Engelhard Corp.                                84       1,712
  FMC Corp.*                                     20       1,434
  Freeport-McMoRan Copper & Gold*               106         908
  Georgia-Pacific Group                         154       4,793
  Great Lakes Chemical                           36       1,339
  Hercules, Inc.                                 71       1,353
  Homestake Mining                              172         720
  Inco, Ltd.*                                   120       2,011
  International Paper                           319      13,019
  Louisiana Pacific                              69         699
  Mead Corp.                                     68       2,134
  Millipore Corp.                                30       1,890
  Newmont Mining                                111       1,894
  Nucor Corp.                                    56       2,223
  Pactiv Corporation*                           112       1,386
  Phelps Dodge                                   52       2,902
  Placer Dome Inc.                              217       2,089
  Potlatch Corp.                                 19         638
  PPG Industries                                115       5,326
  Praxair, Inc.                                 104       4,615
  Rohm & Haas                                   144       5,229
  Sealed Air Corp.*                              55       1,678
  Sherwin-Williams                              108       2,842
  Sigma-Aldrich                                  56       2,202
  Temple-Inland                                  35       1,877
  Union Carbide                                  89       4,789
  USX-U.S. Steel Group                           58       1,044
  Vulcan Materials                               67       3,208
  Westvaco Corp.                                 66       1,926
  Weyerhaeuser Corp.                            154       7,816
  Willamette Industries                          73       3,426
  Worthington Ind.                               57         460
                                                     ----------
                                                        187,254
                                                     ----------
                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 5.17%
  Allied Waste Industries*                      125  $    1,820
  Boeing Company                                600      39,600
  Briggs & Stratton                              15         666
  Caterpillar Inc.                              230      10,882
  Cooper Industries                              62       2,848
  Corning Inc.                                  629      33,219
  Crane Company                                  40       1,138
  Cummins Engine Co., Inc.                       27       1,024
  Danaher Corp.                                  94       6,427
  Deere & Co.                                   155       7,101
  Dover Corp.                                   134       5,435
  Emerson Electric                              282      22,225
  Fluor Corp.*                                   50       1,653
  General Dynamics                              133      10,374
  General Electric                            6,781     325,064
  Goodrich (B.F.)                                67       2,437
  Grainger (W.W.) Inc.                           62       2,263
  Honeywell International Inc.                  528      24,981
  Illinois Tool Works                           199      11,853
  Ingersoll-Rand                                107       4,481
  ITT Industries, Inc.                           58       2,248
  Lockheed Martin Corp.                         283       9,608
  Masco Corp.                                   297       7,629
  Maxim Integrated Products*                    187       8,941
  McDermott International                        40         430
  Minnesota Mining & Manufacturing Co.          262      31,571
  Navistar International Corp.*                  41       1,074
  Northrop Grumman Corp.                         46       3,818
  PACCAR Inc.                                    51       2,512
  Pall Corp.                                     82       1,748
  Parker-Hannifin                                74       3,265
  PerkinElmer, Inc.                              32       3,360
  Pitney-Bowes                                  170       5,631
  Raytheon Co.                                  225       6,989
  Rockwell International                        124       5,906
  Solectron Corp.*                              414      14,035
  Textron Inc.                                   95       4,418
  Thermo Electron*                              114       3,392
  Thomas & Betts                                 38         615
  Timken Co.                                     40         605
  TRW Inc.                                       82       3,178
  Tyco International                          1,197      66,432
  United Technologies                           311      24,452
  Waste Management                              411      11,405
  Xerox Corp.                                   440       2,035
                                                     ----------
                                                        740,788
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CONSUMER DURABLES - .65%
  Black & Decker Corp.                           56  $    2,198
  Brunswick Corp.                                58         953
  Centex Corp.                                   39       1,465
  Cooper Tire & Rubber                           49         521
  Dana Corp.                                    101       1,547
  Delphi Automotive Systems                     372       4,185
  Eaton Corp.                                    48       3,609
  Ford Motor                                  1,283      30,069
  General Motors                                387      19,713
  Genuine Parts                                 117       3,064
  Goodyear Tire & Rubber                        103       2,368
  Harley-Davidson                               201       7,990
  Johnson Controls                               57       2,964
  Kaufman & Broad Home Corp.                     32       1,078
  Leggett & Platt                               130       2,462
  Maytag Corp.                                   52       1,680
  Pulte Corp.                                    27       1,139
  Snap-On Inc.                                   39       1,087
  Stanley Works                                  58       1,809
  Visteon Corp.                                  86         989
  Whirlpool Corp.                                48       2,289
                                                     ----------
                                                         93,179
                                                     ----------
CONSUMER NON DURABLES - 4.00%
  Alberto-Culver                                 37       1,584
  Anheuser-Busch                                598      27,209
  Archer-Daniels-Midland                        417       6,255
  Avon Products                                 157       7,516
  Brown-Forman Corp.                             45       2,993
  Campbell Soup                                 279       9,660
  Clorox Co.                                    155       5,503
  Coca Cola Co.                               1,697     103,409
  Coca-Cola Enterprises                         278       5,282
  Colgate-Palmolive                             381      24,594
  ConAgra Foods Inc.                            350       9,100
  Coors (Adolph)                                 24       1,928
  Eastman Kodak                                 205       8,072
  Fortune Brands, Inc.                          105       3,150
  General Mills                                 193       8,601
  Gillette Co.                                  721      26,046
  Hasbro Inc.                                   114       1,211
  Heinz (H.J.)                                  233      11,053
  Hershey Foods                                  91       5,858
  International Flavors & Fragrances             68       1,381
  Kellogg Co.                                   268       7,035
  Kimberly-Clark                                367      25,943
  Liz Claiborne, Inc.                            36       1,499
  Mattel, Inc.                                  281       4,058
  Newell Rubbermaid Inc.                        176       4,004
  NIKE Inc.                                     181      10,102
                                             SHARES       VALUE

                                               ----------------
CONSUMER NON DURABLES - 4.00%
(CONTINUED)
  PepsiCo Inc.                                  988  $   48,968
  Philip Morris                               1,512      66,528
  Procter & Gamble                              865      67,848
  Quaker Oats                                    87       8,472
  Ralston-Ralston Purina Gp                     203       5,303
  Reebok International*                          37       1,012
  Sara Lee Corp.                                575      14,123
  Tupperware Corp.                               38         777
  Unilever N.V.                                 378      23,790
  UST Inc.                                      107       3,003
  V.F. Corp.                                     75       2,718
  Wrigley (Wm) Jr.                               75       7,186
                                                     ----------
                                                        572,774
                                                     ----------
CONSUMER SERVICES - 6.45%
  Albertson's                                   280       7,420
  America Online*                             1,599      55,645
  American Greetings Class A                     43         406
  AutoZone Inc.*                                 88       2,508
  Bed Bath & Beyond*                            186       4,162
  Best Buy Co., Inc.*                           135       3,991
  Carnival Corp.                                400      12,325
  Cendant Corporation*                          477       4,591
  Circuit City Group                            134       1,541
  Clear Channel Communications*                 380      18,406
  Comcast Class A Special*                      593      24,758
  Consolidated Stores*                           73         776
  Convergys Corp.*                              101       4,577
  Costco Wholesale Corp.*                       295      11,782
  CVS Corp.                                     258      15,464
  Darden Restaurants                             82       1,876
  Deluxe Corp.                                   48       1,213
  Dillard's Inc.                                 62         732
  Dollar General                                218       4,115
  Donnelley (R.R.) & Sons                        81       2,187
  Dow Jones & Co.                                59       3,341
  Ecolab Inc.                                    86       3,714
  Federated Department Stores*                  141       4,935
  Gannett Co.                                   176      11,099
  Gap (The)                                     563      14,357
  Harcourt General Inc.                          47       2,688
  Harrah's Entertainment*                        81       2,136
  Hilton Hotels                                 243       2,552
  Home Depot                                  1,585      72,415
  Interpublic Group                             199       8,470
  K mart*                                       318       1,689
  Knight-Ridder Inc.                             51       2,901
  Kohl's Corp.*                                 216      13,176
  Kroger Co.*                                   552      14,939

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CONSUMER SERVICES - 6.45% (CONTINUED)
  Limited, Inc.                                 284  $    4,846
  Longs Drug Stores                              26         627
  Lowe's Cos.                                   253      11,259
  Marriott International                        158       6,676
  May Department Stores                         204       6,681
  McDonald's Corp.                              883      30,022
  McGraw-Hill                                   129       7,563
  Meredith Corp.                                 33       1,062
  National Service Ind.                          27         694
  New York Times Class A                        112       4,487
  Nordstrom                                      89       1,619
  Office Depot*                                 209       1,489
  Omnicom Group                                 117       9,696
  Penney (J.C.)                                 173       1,881
  Qwest Communication International*          1,133      46,453
  RadioShack Corp.                              123       5,266
  Robert Half International*                    111       2,942
  Sabre Holdings Corporation*                    85       3,666
  Safeway Inc.*                                 328      20,500
  Sears, Roebuck & Co.                          233       8,097
  Staples Inc.*                                 320       3,780
  Starbucks Corp.*                              121       5,354
  Starwood Hotels & Resorts                     122       4,301
  Supervalu Inc.                                 87       1,207
  Sysco Corp.                                   440      13,200
  Target Corp.                                  603      19,447
  Tiffany & Co.                                  96       3,036
  Time Warner Inc.                              908      47,434
  TJX Companies Inc.                            198       5,495
  Toys R Us Holding Cos.*                       143       2,386
  Tribune Co.                                   204       8,619
  TRICON Global Restaurants*                     97       3,201
  Viacom Inc.*                                1,008      47,124
  Walgreen Co.                                  666      27,847
  Wal-Mart Stores                             3,057     162,398
  Walt Disney Co.                             1,427      41,294
  Wendy's International                          75       1,969
  Winn-Dixie                                     96       1,860
  Yahoo! Inc.*                                  359      10,792
                                                     ----------
                                                        923,157
                                                     ----------
ENERGY - 3.62%
  Amerada Hess                                   60       4,384
  Anadarko Petroleum                            160      11,373
  Apache Corp.                                   80       5,605
  Ashland Inc.                                   47       1,687
  Baker Hughes                                  218       9,061
  Burlington Resources                          142       7,171
  Chevron Corp.                                 431      36,393
  Conoco Inc.                                   413      11,951
                                             SHARES       VALUE

                                               ----------------
ENERGY - 3.62% (CONTINUED)
  Devon Energy Corp.                             81  $    4,939
  Dynegy Inc.                                   201      11,269
  EOG Resources                                  75       4,102
  Exxon Mobil Corp.                           2,379     206,819
  Halliburton Co.                               293      10,621
  Kerr-McGee                                     62       4,150
  Massey Energy Co.                              50         638
  Nabors Industries*                             98       5,797
  Occidental Petroleum                          244       5,917
  Phillips Petroleum                            168       9,555
  Rowan Cos.*                                    62       1,674
  Royal Dutch Petroleum                       1,467      88,845
  Schlumberger Ltd.                             376      30,057
  Sunoco Inc.                                    59       1,988
  Texaco Inc.                                   365      22,676
  Tosco Corp.                                    96       3,258
  Transocean Sedco Forex Inc.                   139       6,394
  Unocal Corp.                                  161       6,229
  USX-Marathon Group                            206       5,717
                                                     ----------
                                                        518,270
                                                     ----------
FINANCIAL - 9.63%
  AFLAC Inc.                                    175      12,633
  Allstate Corp.                                492      21,433
  Ambac Financial Group                          70       4,082
  American Express                              883      48,510
  American General                              164      13,366
  American International Group                1,593     157,010
  AmSouth Bancorporation                        260       3,965
  Aon Corp.                                     169       5,788
  Bank of America Corp.                       1,096      50,279
  Bank of New York                              488      26,932
  Bank One Corp.                                792      29,007
  BB&T Corporation                              259       9,664
  Bear Stearns Cos.                              73       3,700
  Block H&R                                      65       2,689
  Capital One Financial                         129       8,490
  Charles Schwab                                947      26,871
  Charter One Financial                         145       4,187
  Chase Manhattan*                              897      40,757
  Chubb Corp.                                   116      10,034
  CIGNA Corp.                                   108      14,288
  Cincinnati Financial                          106       4,194
  CIT Group Inc.                                174       3,502
  Citigroup Inc.                              3,439     175,599
  Comerica Inc.                                 103       6,116
  Conseco Inc.                                  215       2,835
  Countrywide Credit Industries                  75       3,769
  Fannie Mae                                    666      57,776
  Federal Home Loan Mtg.                        460      31,683

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
FINANCIAL - 9.63% (CONTINUED)
  Fifth Third Bancorp                           307  $   18,343
  First Union Corp.                             648      18,023
  Firstar Corporation                           641      14,903
  FleetBoston Financial Corp.                   596      22,387
  Franklin Resources Inc.                       161       6,134
  Golden West Financial                         105       7,088
  Hartford Financial Service Group              142      10,029
  Household International                       313      17,215
  Huntington Bancshares                         161       2,606
  J.P. Morgan Chase & Co.                       107      17,709
  Jefferson-Pilot                                68       5,083
  KeyCorp                                       287       8,036
  Lehman Brothers Holdings                      160      10,820
  Lincoln National                              127       6,009
  Loews Corp.                                    65       6,732
  Marsh & McLennan                              178      20,826
  MBIA Inc.                                      65       4,818
  MBNA Corp.                                    583      21,535
  Mellon Financial Corp.                        325      15,986
  Merrill Lynch                                 554      37,776
  MetLife Inc.                                  523      18,305
  MGIC Investment                                70       4,721
  Moody's Corp.                                 107       2,749
  Morgan Stanley, Dean Witter & Co.             748      59,279
  National City Corp.                           401      11,529
  Northern Trust Corp.                          147      11,990
  Old Kent Financial                             91       3,981
  PNC Financial Services Group                  192      14,028
  Progressive Corp.                              48       4,974
  Providian Financial Corp.                     188      10,810
  Regions Financial Corp.                       146       3,988
  SAFECO Corp.                                   84       2,762
  SouthTrust Corp.                              111       4,516
  St. Paul Cos.                                 140       7,604
  State Street Corp.                            106      13,166
  Stilwell Financial                            147       5,797
  Summit Bancorp                                116       4,430
  SunTrust Banks                                200      12,600
  Synovus Financial                             187       5,037
  T. Rowe Price Associates                       80       3,381
  Torchmark Corp.                                85       3,267
  U.S. Bancorp                                  497      14,506
  Union Planters                                 89       3,182
  UNUMProvident Corp.                           159       4,273
  USA Education Inc.                            104       7,072
  Wachovia Corp.                                134       7,789
  Washington Mutual, Inc.                       362      19,209
  Wells Fargo & Co.                           1,170      65,154
                                                     ----------
                                                      1,381,316
                                                     ----------
                                             SHARES       VALUE

                                               ----------------
HEALTH CARE - 7.78%
  Abbott Labs                                 1,058  $   51,247
  Aetna Inc.*                                    93       3,819
  Allergan, Inc.                                 86       8,326
  ALZA Corp. Class A*                           136       5,780
  American Home Products                        897      57,004
  Amgen*                                        679      43,414
  Bard (C.R.) Inc.                               33       1,537
  Bausch & Lomb                                  35       1,415
  Baxter International Inc.                     192      16,956
  Becton, Dickinson                             167       5,782
  Biogen, Inc.*                                  98       5,886
  Biomet, Inc.                                  122       4,842
  Boston Scientific*                            270       3,696
  Bristol-Myers Squibb                        1,338      98,928
  Cardinal Health, Inc.                         182      18,132
  Chiron Corp.*                                 116       5,162
  Forest Laboratories*                           55       7,308
  Guidant Corp.*                                203      10,949
  HCA-The Healthcare Co.                        369      16,240
  HCR Manor Care*                                68       1,403
  HEALTHSOUTH Corp.*                            255       4,160
  Humana Inc.*                                  111       1,693
  IMS Health Inc.                               196       5,292
  Johnson & Johnson                             951      99,914
  King Pharmaceuticals*                         109       5,634
  Lilly (Eli) & Co.                             747      69,518
  McKesson HBOC Inc.                            186       6,676
  MedImmune Inc.*                               138       6,581
  Medtronic Inc.                                822      49,628
  Merck & Co.                                 1,578     147,740
  Pfizer, Inc.                                4,317     198,581
  Pharmacia Corp.                               883      53,863
  Quintiles Transnational*                       76       1,591
  Schering-Plough                             1,000      56,750
  St Jude Medical*                               55       3,379
  Stryker Corp.                                 125       6,324
  Tenet Healthcare Corp.*                       207       9,199
  United Health Group Inc.                      214      13,134
  Watson Pharmaceuticals*                        64       3,276
  WellPoint Health Networks*                     41       4,725
                                                     ----------
                                                      1,115,484
                                                     ----------
UTILITIES - 4.74%
  AES Corp.                                     302      16,723
  Alllegheny Energy Inc.                         70       3,373
  ALLTEL Corp.                                  208      12,987
  Ameren Corp.                                   91       4,214
  American Electric Power                       213       9,905
  AT&T Corp.                                  2,569      44,476
  BellSouth                                   1,278      52,318

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
UTILITIES - 4.74% (CONTINUED)
  Calpine Corp.*                                200  $    9,013
  CenturyTel, Inc.                               93       3,325
  CINergy Corp.                                 105       3,688
  CMS Energy                                     80       2,535
  Coastal Corp.                                 141      12,452
  Consolidated Edison Holdings                  140       5,390
  Constellation Energy Group                     99       4,461
  Dominion Resources                            157      10,519
  DTE Energy Co.                                 94       3,660
  Duke Energy                                   243      20,716
  Edison International                          220       3,438
  El Paso Energy                                153      10,959
  Enron Corp.                                   484      40,233
  Entergy Corp.                                 152       6,432
  Exelon Corp.                                  215      15,095
  FirstEnergy Corp.                             153       4,829
  FPL Group                                     118       8,467
  GPU Inc.                                       80       2,945
  KeySpan Corp.                                  93       3,941
  Kinder Morgan, Inc.                            65       3,392
  NEXTEL Communications*                        501      12,400
  Niagara Mohawk Holdings Inc.*                 114       1,902
  NICOR Inc.                                     31       1,339
  NiSource Inc.                                 140       4,301
  ONEOK Inc.                                     19         914
  Peoples Energy                                 23       1,029
  PG&E Corp.                                    255       5,100
  Pinnacle West Capital                          56       2,667
  PPL Corporation                                95       4,293
  Progress Energy, Inc.                          65          29
  Progress Energy, Inc.                         219      10,749
  Public Serv. Enterprise Inc.                  143       6,953
  Reliant Energy                                195       8,446
  SBC Communications Inc.                     2,316     110,588
  Sempra Energy                                 135       3,139
  Southern Co.                                  463      15,395
  Sprint Corp. FON Group                        580      11,781
  Sprint Corp. PCS Group*                       638      13,039
  TXU Corp.                                     174       7,710
  Verizon Communications                      1,847      92,581
  Williams Cos.                                 292      11,662
  WorldCom Inc.*                              1,970      27,703
  Xcel Energy Inc.                              223       6,481
                                                     ----------
                                                        679,687
                                                     ----------
TECHNOLOGY - 11.49%
  Adaptec, Inc.*                                 69         707
  ADC Telecommunications*                       528       9,570
  Adobe Systems                                 158       9,194
  Advanced Micro Devices*                       202       2,790
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 11.49% (CONTINUED)
  Agilent Technologies*                         299  $   16,370
  Altera Corp.*                                 264       6,947
  American Power Conversion*                    128       1,584
  Analog Devices*                               234      11,978
  Andrew Corp.*                                  53       1,153
  Apple Computer*                               215       3,198
  Applera Corp.-PE Biosystems Group             138      12,981
  Applied Materials*                            534      20,392
  Applied Micro Circuits Corp.                  202      15,153
  Autodesk, Inc.                                 39       1,051
  Automatic Data Processing Inc.                415      26,275
  Avaya Inc.*                                   179       1,846
  BMC Software*                                 161       2,254
  Broadcom Corporation*                         142      11,928
  BroadVision Inc.*                             168       1,985
  Cabletron Systems*                            120       1,808
  Ceridian Corp.*                                96       1,914
  Cisco Systems*                              4,925     188,373
  Citrix Systems*                               122       2,745
  COMPAQ Computer                             1,163      17,503
  Computer Associates International             389       7,586
  Computer Sciences Corp.*                      111       6,674
  Compuware Corp.*                              238       1,488
  Comverse Technology*                          101      10,971
  Conexant Systems*                             144       2,214
  Dell Computer*                              1,770      30,864
  Electronic Data Systems                       308      17,787
  EMC Corp.*                                  1,497      99,551
  Equifax Inc.                                   93       2,668
  First Data                                    273      14,384
  Gateway, Inc.*                                213       3,832
  Global Crossing*                              583       8,344
  Hewlett-Packard                             1,353      42,704
  Intel Corp.                                 4,605     138,438
  International Business Machines             1,172      99,620
  Intuit Inc.*                                  127       5,009
  JDS Uniphase Corp.*                           658      27,430
  KLA-Tencor Corp.*                             123       4,144
  Lexmark International Inc.*                    85       3,767
  Linear Technology Corp.                       206       9,528
  LSI Logic*                                    203       3,469
  Lucent Technologies                         2,285      30,848
  Mercury Interactive*                           53       4,783
  Micron Technology*                            367      13,029
  Microsoft Corp.*                            3,649     158,275
  Molex Inc.                                    130       4,615
  Motorola Inc.                               1,495      30,274
  National Semiconductor*                       117       2,355
  NCR Corp.*                                     63       3,095
  Network Appliance*                            201      12,902

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 11.49% (CONTINUED)
  Nortel Networks Corp. Holding Co.           2,120  $   67,973
  Novell Inc.*                                  218       1,138
  Novellus Systems*                              86       3,091
  Oracle Corp.*                               3,830     111,309
  Palm Inc.*                                    373      10,562
  Parametric Technology*                        182       2,446
  Paychex Inc.                                  245      11,913
  PeopleSoft Inc.*                              182       6,768
  Power-One Inc.*                                45       1,769
  QLogic Corp.*                                  50       3,850
  QUALCOMM Inc.*                                490      40,272
  Sanmina Corp.*                                 98       7,509
  Sapient Corp.*                                 78         931
  Scientific-Atlanta                            105       3,419
  Siebel Systems, Inc.*                         294      19,882
  Sun Microsystems*                           2,203      61,409
  Symbol Technologies                            90       3,240
  Tektronix Inc.                                 64       2,156
  Tellabs, Inc.*                                271      15,312
  Teradyne, Inc.*                               114       4,247
  Texas Instruments                           1,184      56,092
  Unisys Corp.*                                 206       3,013
  Veritas Software*                             258      22,576
  Vitesse Semiconductor*                        120       6,638
  Xilinx, Inc.*                                 212       9,779
                                                     ----------
                                                      1,647,641
                                                     ----------
TRANSPORTATION - .36%
  AMR Corp.*                                     99       3,880
  Burlington Northern Santa Fe Corp.            270       7,644
  CSX Corp.                                     144       3,735
  Delta Air Lines                                81       4,065
  FedEx Corporation*                            192       7,672
  Norfolk Southern Corp.                        253       3,368
  Ryder System                                   39         648
  Southwest Airlines                            328      10,998
  Union Pacific                                 164       8,323
  USAirways Group Inc.*                          44       1,785
                                                     ----------
                                                         52,118
                                                     ----------
  Total Common Stocks
     (cost $7,685,540)                                7,911,668
                                                     ----------
UNIT INVESTMENT TRUST - 3.95%
  S&P 500 Depositary Receipts                 4,321     566,861
                                                     ----------
    Total Unit Investment Trust
       (cost $636,558)                                  566,861
                                                     ----------
U.S. TREASURY OBLIGATIONS - 6.37%

                                          PRINCIPAL       VALUE

                                             ------------------
  U.S. Treasury Note
     (7.250% due 05/15/04)                $ 100,000  $  106,441
  U.S. Treasury Note
     (6.500% due 05/15/05)                  192,000     202,585
  U.S. Treasury Note
     (7.000% due 07/15/06)                  120,000     130,644
  U.S. Treasury Note
     (6.125% due 11/15/27)                  440,000     473,582
                                                     ----------
    Total U.S. Treasury Obligations
       (cost $880,296)                                  913,252
                                                     ----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.89%

FEDERAL HOME LOAN MORTGAGE CORPORATION
   (5.750% due 07/15/03)                    555,000     557,063
                                                     ----------
    Total U.S. Government Agency
       Obligations
       (cost $549,994)                                  557,063
                                                     ----------

MORTGAGE-BACKED
SECURITIES - 15.99%

FEDERAL HOME LOAN MORTGAGE COPORATION
  FNCI (6.500% due 07/01/14)                627,956     627,963
  FNCI (7.000% due 07/01/29)              1,662,000   1,664,448
                                                     ----------
    Total Mortgage-Backed Securities
       (cost $2,270,766)                              2,292,411
                                                     ----------

CORPORATE BONDS - 13.44%

AIR TRANSPORTATION - 1.03%
  Delta Air Lines (7.900% due 12/15/09)     154,000     147,134
                                                     ----------

BANK, BANK HOLDING COMPANIES & OTHER
   BANK SERVICES - 2.69%
  Erac USA Finance (7.950% due 12/15/09)    154,000     152,624
  Household Finance Corp. (7.200% due
     07/15/06)                              230,000     233,258
                                                     ----------
                                                        385,882
                                                     ----------

CAPITAL GOODS - 3.34%
  Caterpillar Inc. (7.250% due 09/15/09)    307,000     317,621
  General Electric Corp. (6.875% due
     11/15/10)                              154,000     161,485
                                                     ----------
                                                        479,106
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                          PRINCIPAL       VALUE

                                             ------------------
CONSUMER CYCLICALS - 1.07%
  Ford Motor Credit Corp. (6.700% due
     07/16/04)                            $ 154,000  $  153,580
                                                     ----------
CONSUMER NON-DURABLE - 1.06%
  Great Lakes Chemical (7.000% due
     07/15/09)                              154,000     152,014
                                                     ----------

MANUFACTURING - 2.03%
  Champion International Corp. (7.200%
     due 11/01/26)                          138,000     135,838
  Rohm & Haas Co. (6.950% due 07/15/04)     154,000     155,471
                                                     ----------
                                                        291,309
                                                     ----------
UTILITIES - 2.22%
  Sonat Inc. (7.625% due 07/15/11)          307,000     318,090
                                                     ----------
    Total Corporate Bonds
       (cost $1,904,113)                              1,927,115
                                                     ----------
                                          PRINCIPAL       VALUE

                                             ------------------

SHORT-TERM INVESTMENTS(3) - .82%

VARIABLE RATE DEMAND NOTES(1) - .41%
  Firstar Bank (5.439% due 12/31/31)      $  58,316  $   58,316
                                                     ----------

U.S. TREASURY BILL - .41%
  U.S. Treasury Bill (6.018% due
     03/22/01)                               60,000      59,260
                                                     ----------
    Total Short-Term Investments
       (cost $117,576)                                  117,576
                                                     ----------
TOTAL INVESTMENTS - 99.66%
   (cost $14,044,843)(2)                             14,285,946
                                                     ----------
OTHER ASSETS AND LIABILITIES(3) - .34%                   48,404
                                                     ----------
TOTAL NET ASSETS -- 100%                             $14,334,350
                                                     ==========

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 2000 was $1,494,613 and ($1,253,510), respectively.
(3) Securities and other current assets with an aggregate value of $133,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's 500 Index (3/01)              2       ($ 5,320)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS

DECEMBER 31, 2000

COMMON STOCKS - 84.83%

                                           SHARES       VALUE

                                             ----------------
CAPITAL GOODS - 1.05%
  Maxim Integrated Products, Inc.*          1,876  $   89,696
                                                   ----------
CONSUMER NON-DURABLES - .59%
  Cintas Corporation                          953      50,688
                                                   ----------
CONSUMER SERVICES - 11.93%
  Adelphia Communications Corporation*        672      34,692
  Amazon.com, Inc.*                         1,114      17,337
  Ariba, Inc.*                              1,090      58,451
  At Home Corporation*                      1,179       6,521
  Bed Bath & Beyond Inc.*                   1,793      40,118
  Check Point Software Technologies
     Ltd.*                                    719      96,031
  CMGI, Inc.*                               1,641       9,179
  Comcast Corporation*                      2,014      84,085
  Costco Wholesale Corporation*             1,111      44,371
  eBay Inc.*                                  941      31,053
  Gemstar-TV Guide International Inc*       2,024      93,357
  Parametric Technology Corporation*        1,742      23,408
  Starbucks Corporation*                    1,225      54,206
  Staples, Inc.*                            1,435      16,951
  Sun Microsystems, Inc.*                   6,676     186,094
  Tellabs, Inc.*                            1,102      62,263
  VERITAS Software Corporation*             1,884     164,850
                                                   ----------
                                                    1,022,967
                                                   ----------
HEALTH CARE - 8.30%
  Abgenix, Inc.*                              365      21,558
  Amgen Inc.*                               2,268     145,009
  Biogen, Inc.*                               856      51,414
  Biomet, Inc.                              1,131      44,887
  Chiron Corporation*                       1,261      56,115
  Genzyme General*                            514      46,228
  Human Genome Sciences, Inc.*                573      39,716
  IDEC Pharmaceuticals Corporation*           246      46,632
  Immunex Corporation*                      3,490     141,781
  MedImmune, Inc.*                          1,062      50,644
  Millennium Pharmaceuticals, Inc.*         1,098      67,939
                                                   ----------
                                                      711,923
                                                   ----------
UTILITIES - 1.46%
  McLeodUSA Incorporated*                   2,288      32,318
  WorldCom, Inc.*                           4,879      68,611
  XO Communications, Inc.*                  1,387      24,706
                                                   ----------
                                                      125,635
                                                   ----------
TECHNOLOGY - 61.50%
  3Com Corporation*                           837       7,115
  ADC Telecommunications, Inc.*             4,523      81,979
  Adobe Systems Incorporated                1,109      64,530
                                           SHARES       VALUE

                                             ----------------
TECHNOLOGY - 61.50% (CONTINUED)
  Altera Corporation*                       2,626  $   69,097
  Apple Computer, Inc.*                     2,135      31,758
  Applied Materials, Inc.*                  1,976      75,459
  Applied Micro Circuits Corporation*       1,616     121,276
  Atmel Corporation*                        1,647      19,146
  BEA Systems, Inc.*                        1,660     111,739
  BMC Software, Inc.*                         880      12,320
  Broadcom Corporation*                       657      55,188
  BroadVision, Inc.*                        1,376      16,254
  CIENA Corporation*                        1,602     130,163
  Cisco Systems, Inc.*                     12,095     462,634
  Citrix Systems, Inc.*                     1,037      23,333
  CNET Networks, Inc.*                        733      11,728
  Compuware Corporation*                    1,061       6,631
  Comverse Technology, Inc.*                  805      87,443
  Concord EFS, Inc.*                        1,147      50,396
  Conexant Systems, Inc.*                   1,191      18,312
  Dell Computer Corporation*                4,535      79,079
  EchoStar Communications Corporation*      1,143      26,003
  Electronic Arts Inc.*                       627      26,726
  Exodus Communications, Inc.*              2,162      43,240
  Fiserv, Inc.*                               729      34,582
  Flextronics International Ltd.*           2,151      61,304
  i2 Technologies, Inc.*                    2,051     111,523
  Inktomi Corporation*                        490       8,759
  Intel Corporation                        11,103     333,784
  Intuit Inc.*                              1,224      48,272
  JDS Uniphase Corporation*                 4,417     184,134
  Juniper Networks, Inc.*                     983     123,919
  KLA-Tencor Corporation*                   1,061      35,742
  Level 3 Communications, Inc.*             1,201      39,408
  Linear Technology Corporation             1,994      92,223
  LM Ericsson Telephone Company             5,024      56,206
  Mercury Interactive Corporation*            405      36,551
  Metromedia Fiber Network, Inc.*           2,489      25,201
  Microchip Technology Incorporated*          467      10,245
  Microsoft Corporation*                    8,646     375,020
  Molex Incorporated                          456      16,188
  Nextel Communications, Inc.*              4,406     109,049
  Novell, Inc.*                             1,853       9,670
  Oracle Corporation*                      10,996     319,571
  PACCAR Inc                                  403      19,848
  Palm, Inc.*                               2,522      71,404
  PanAmSat Corporation*                       950      32,953
  Paychex, Inc.                             1,663      80,863
  PeopleSoft, Inc.*                         1,900      70,656
  PMC - Sierra, Inc.*                         831      65,337
  QLogic Corporation*                         439      33,803
  QUALCOMM Incorporated*                    4,252     349,459
  Rational Software Corporation*              930      36,212

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX PORTFOLIO

                                           SHARES       VALUE

                                             ----------------
TECHNOLOGY - 61.50% (CONTINUED)
  RealNetworks, Inc.*                         699  $    6,073
  RF Micro Devices, Inc.*                     869      23,843
  Sanmina Corporation*                        766      58,695
  SDL, Inc.*                                  426      63,128
  Siebel Systems, Inc.*                     2,370     160,271
  Smurfit-Stone Container Corporation*      1,125      16,805
  TMP Worldwide Inc.*                         491      27,005
  USA Networks, Inc.*                       1,641      31,897
  VeriSign, Inc.*                             877      65,062
  Vitesse Semiconductor Corporation*          916      50,667
  VoiceStream Wireless Corporation*         1,150     115,719
  Xilinx, Inc.*                             2,060      95,018
  Yahoo! Inc.*                              1,264      37,999
  Network Appliance, Inc.*                  1,557      99,940
                                                   ----------
                                                    5,275,557
                                                   ----------
    Total Common Stocks
       (cost $10,505,963)                           7,276,466
                                                   ----------
UNIT INVESTMENT TRUST - 3.12%
  Nasdaq 100 Shares*                        4,551     267,257
    Total Unit Investment Trust
       (cost $284,115)                                267,257
                                                   ----------

SHORT-TERM INVESTMENTS(3) - 11.95%

                                          PRINCIPAL       VALUE

                                             ------------------
VARIABLE RATE DEMAND NOTES(1) - 9.76%
  American Family (6.235% due 12/31/31)    $282,975  $  282,975
  Firstar Bank (6.396% due 12/31/31)       330,497      330,497
  Sara Lee (6.246% due 12/31/31)            68,156       68,156
  Wisconsin Corp Central Credit Union
     (6.316% due 12/31/31)                  33,730       33,730
  Wisconsin Electric (6.235% due
     12/31/31)                             121,614      121,614
                                                     ----------
                                                        836,972
                                                     ----------
U.S. TREASURY BILL - 2.19%
  U.S. Treasury Bill (6.018% due
     03/22/01)                             190,000      187,661
                                                     ----------
    Total Short-Term Investments
       (Cost $1,024,633)                              1,024,633
                                                     ----------
TOTAL INVESTMENTS - 99.90%
   (cost $11,814,711)(2)                              8,568,356
                                                     ----------
OTHER ASSETS AND LIABILITIES - .10%                       8,721
                                                     ----------
TOTAL NET ASSETS - 100%                              $8,577,077
                                                     ==========


----------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.

(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 2000 was $399,741 and ($3,646,096), respectively.

(3) Securities and other assets with an aggregate value of $949,800 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Nasdaq-100 Index (3/01)                         4      ($246,000)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

DECEMBER 31, 2000

COMMON STOCKS - 84.17%

                                          SHARES       VALUE

                                            ----------------
BASIC INDUSTRIES - 3.43%
  Airgas, Inc.*                             855   $    5,825
  AK Steel Holding Corporation            1,351       11,821
  Albemarle Corporation                     379        9,380
  AMCOL International Corporation           428        2,033
  Arch Chemicals Inc.                       299        5,307
  Battle Mountain Gold Company*           2,091        3,529
  Bethlehem Steel Corporation*            2,096        3,668
  Brush Engineered Materials, Inc.          259        5,229
  Buckeye Technologies Inc*                 432        6,075
  Cabot Microelectronics Corporation*        62        3,220
  Cambrex Corporation                       394       17,829
  Caraustar Industries, Inc.                409        3,834
  Carpenter Technology Corp.                293       10,255
  Century Aluminum Co.                      195        2,218
  ChemFirst Inc.                            253        5,582
  Chesapeake Corporation                    255        5,243
  Cleveland-Cliffs Inc.                     170        3,666
  Crompton Corporation                    1,812       19,026
  Cytec Industries Inc.*                    656       26,199
  Deltic Timber Corp.                       165        3,939
  Ethyl Corp.                               991        1,425
  Ferro Corp.                               551       12,673
  Freeport-McMoRan Copper & Gold Inc.*    2,120       18,153
  Fuller (H. B.) Co.                        211        8,325
  Georgia Gulf Corp.                        498        8,497
  Gibraltar Steel Corporation*              120        2,108
  Glatfelter (P. H.) Company                410        5,105
  Great Lakes Chemical Corporation          757       28,146
  International Specialty Products Inc.*    230        1,538
  Kaiser Aluminum Corp.*                    464        1,711
  Louisiana-Pacific Corp.                 1,656       16,767
  LTV Corp.*                              1,589          546
  Lubrizol Corp. (The)                      853       21,965
  MacDermid Incorporated                    229        4,351
  Millennium Chemicals Inc.               1,054       19,104
  Minerals Technologies Inc.                327       11,179
  National Steel Corp.                      321          381
  NL Industries, Inc.                       337        8,172
  Olin Corporation                          578       12,788
  OM Group, Inc.                            379       20,703
  Omnova Solutions Inc.                     545        3,270
  PolyOne Corporation                     1,392        8,178
  Pope & Talbot, Inc.                       231        3,884
  Potlatch Corporation                      455       15,271
  Reliance Steel & Aluminum Company         315        7,796
  Rock-Tenn Co.                             195        1,450
  RPM, Inc.                               1,673       14,325
                                          SHARES       VALUE

                                            ----------------
BASIC INDUSTRIES - 3.43% (CONTINUED)
  RTI International Metals Inc.*            296   $    4,237
  Ryerson Tull, Inc.                        362        2,987
  Schulman (A.), Inc.                       477        5,486
  Schweitzer-Mauduit
     International, Inc.                    232        4,443
  Solutia Inc.                            1,733       20,796
  Southern Peru Copper Corp.                401        5,163
  Spartech Corporation                      241        4,956
  Steel Dynamics Inc.*                      677        7,447
  Stepan Company                             88        2,085
  Stillwater Mining Co.*                    612       24,082
  Symyx Technologies, Inc.*                 334       12,024
  Uniroyal Technology Corporation*          218        1,363
  USEC Inc.                               1,366        5,891
  Valhi, Inc.                               129        1,484
  Valspar Corp.                             591       19,018
  W. R. Grace & Company*                  1,038        3,309
  Wausau-Mosinee Paper Corporation          817        8,272
  Weirton Steel Corporation*                502          597
  Wellman, Inc.                             501        7,077
                                                  ----------
                                                     552,406
                                                  ----------
COMMUNICATIONS - 6.78%
  1-800-FLOWERS.COM Inc.*                   137          565
  24/7 Media Inc.*                          277          147
  4 Kids Entertainment Inc.*                142        1,269
  About.com Inc.*                           216        5,819
  Accrue Software Inc.*                     341          853
  Ackerley Group, Inc.                      183        1,647
  ACME Communications Inc.*                 159        1,451
  ACTV, Inc.*                               511        2,172
  Adaptive Broadband Corporation*           595        3,644
  Adelphia Business Solutions Inc.*         432        1,836
  Advanced Radio Telecom Corporation*       402          415
  ADVO, Inc.*                               275       12,203
  Aeroflex Inc.*                            850       24,504
  Agency.com Ltd.*                           94          364
  Airgate PCS*                              145        5,148
  AirNet Communcations Corporation*          88          594
  Alamosa PCS Holdings Inc.*                165        1,320
  Alaska Communications Systems
     Group, Inc.*                           161        1,167
  Allaire Corporation                       359        1,806
  Allen Telecom Inc.*                       443        7,946
  Allied Riser Communications
     Corporation*                           830        1,686
  Allscripts Inc.*                          287        2,682
  American Telesource International
     Inc.*                                  886          332
  Anaren Microwave, Inc.*                   346       23,247
  Anixter International Inc.*               339        7,331
  AnswerThink Consulting Group Inc.*        527        1,910
  APAC Customer Services, Inc.*             372        1,372
  Aperian, Inc.*                            193          127

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  AppliedTheory Corporation*                107   $      214
  Arch Wireless, Inc.*                      786          491
  Arguss Communications, Inc*               181        1,652
  Ask Jeeves Inc.*                          326          795
  Audiovox Corporation*                     250        2,250
  Avenue A Inc.                              79          143
  Avocent Corporation*                      675       18,225
  Aware, Inc.*                              264        4,686
  barnesandnoble.com inc.*                  161          211
  Be Free Inc.*                             370          809
  Beasley Broadcast Group Inc.*             132        1,097
  Black Box Corp.*                          304       14,687
  Bluestone Software Inc.*                  208        3,146
  Breakaway Solutions Inc.*                 159          139
  Broadbase Software Inc.*                  494        3,088
  Brokat AG-ADR*                             18          170
  Buy.Com Inc.*                             230          151
  Cable Design Technologies Corporation*    679       11,416
  CAIS Internet, Inc.*                      101           98
  Caldera Systems Inc.*                      78          151
  Calico Commerce Inc.*                     258          250
  California Amplifier, Inc.*               190        1,758
  Carrier Access Corporation*               152        1,368
  C-bridge Internet Solutions Inc.*          64          250
  C-COR.net Corporation*                    438        4,257
  Centennial Communications Corp.*          121        2,269
  Centillium Communications Inc.*            61        1,357
  Cheap Tickets, Inc.*                      144        1,404
  Choice One Communications, Inc.*          114        1,062
  Chordiant Software, Inc.*                  71          211
  Citadel Communications Corporation*       585        7,020
  Clarent Corporation*                      306        3,462
  Click2Learn.com Inc.*                     146        1,424
  Com21 Inc.*                               347        1,627
  Commonwealth Telephone
     Enterprises, Inc.*                     167        5,845
  Computer Network Technology
     Corporation*                           381       10,978
  Convergent Communications Inc.*           199          118
  coolsavings.com inc.*                      49           49
  Corillian Corporation*                     62          744
  Corsair Communications Inc.*              280        1,995
  Crossroads Systems Inc.*                  142          666
  Crown Media Holdings, Inc.*               162        3,291
  CT Communications, Inc*                   257        3,614
  CTC Communications Group Inc.*            216          999
  Cumulus Media Inc.*                       559        2,026
  CyberSource Corporation*                  300          713
  Cylink Corporation*                       347          748
  Cypress Communications Inc.*              157          142
  Cysive Inc.*                               53          219
  Data Return Corporation*                  198          743
                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  Davox Corporation*                        163   $    1,589
  Deltathree.Com Inc.*                      145          172
  Digital Impact Inc.*                      116          272
  Digital Insight Corporation*              265        4,787
  Digital Island, Inc.*                   1,026        4,168
  Digital River Inc.*                       306          727
  Digitalthink Inc.*                         68        1,160
  Digitas Inc.*                             144          729
  DLJdirect*                                254          953
  Drugstore.com Inc.*                       286          259
  DSL.net Inc.*                             435          231
  e spire Communications Inc.*              830          415
  eBenX Inc.*                                80          540
  eGain Communications Corporation*         313          968
  eGlobe Inc.*                              196           14
  Electric Lightwave Inc. Class A*          144          477
  E-Loan Inc.*                              150           75
  e-MedSoft.com*                            604          378
  eMerge Interactive Inc.*                  104          377
  Entrada Networks Inc.*                     41           71
  ePlus Inc.*                                80          910
  Eprise Corporation*                        67          121
  eSpeed Inc.*                              143        2,243
  eToys Inc.*                               912          171
  Expedia Inc.*                              95          908
  Extensity Inc.*                            65          391
  F5 Networks Inc.*                         266        2,527
  FiberNet Telecom Group, Inc.*             123          677
  FirePond Inc.*                             77          727
  FirstWorld Communications Inc.*           158          104
  Frontline Captial Group*                  385        5,119
  General Communication, Inc.*              664        4,648
  Glenayre Technologies, Inc.*            1,021        3,605
  GlobalNet Financial.com, Inc.*            345          518
  Globix Corporation*                       265          729
  GoAmerica Inc.*                           157          844
  Golden Telecom, Inc.*                     143          733
  GoTo.com Inc.*                            391        2,859
  Grey Global Group Inc.                     10        6,500
  GRIC Communications Inc.*                  73          155
  HA-LO Industries, Inc.*                   909        2,045
  Hickory Tech Corp.                        219        4,490
  High Speed Access Corporation*            503          534
  Hollinger International Inc.              607        9,636
  Hollywood Media Corp*                     244          946
  Hotel Reservations Network Inc.*           86        2,440
  HotJobs.com Inc.*                         253        2,894
  Houghton Mifflin Co.                      441       20,451
  Hypercom Corporation*                     201          628
  iBasis Inc.*                              172          710

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  iBEAM Broadcasting Corporation*           168   $      179
  ICG Communications Inc.*                  772          100
  IDT Corp.*                                348        7,091
  Illuminet Holdings, Inc.*                 332        7,615
  IMPSAT Fiber Networks, Inc.*              189          827
  IndyMac Mortgage Holdings Inc.*         1,077       31,772
  Information Architects Corporation*       327          593
  Information Holdings Inc.*                148        3,469
  Insight Communications Company, Inc.*     624       14,664
  Intelect Communications Systems Ltd.*   1,204          452
  InterDigital Communications Corp.*        842        4,552
  Interliant Inc.*                          754        2,403
  Intermedia Communications Inc.*           781        5,613
  International FiberCom, Inc.*             416        2,054
  Internet Pictures Corporation*            735          712
  internet.com Inc.*                        177        1,051
  InterWorld Corporation*                   291          146
  Interwoven, Inc.*                         536       35,343
  IntraNet Solutions, Inc.*                 246       12,546
  Intraware Inc.*                           227          333
  Intrusion.com Inc.*                       239        1,135
  ITC/\DeltaCom Inc.*                       801        4,318
  ITXC Corp.*                                97          673
  iVillage Inc.*                            328          349
  iXL Enterprises Inc.*                     657          657
  JNI Corporation*                           96        2,178
  Journal Register Company*                 721       11,581
  Juno Online Services, Inc.*               274          180
  Jupiter Media Metrix, Inc.*               305        2,840
  Key3media Group, Inc.*                    251        3,059
  Keynote Systems Inc.*                     253        3,589
  Lante Corporation*                        233          364
  Latitude Communications, Inc.*            203          787
  LCC International, Inc.*                  164        1,784
  Leap Wireless International, Inc.*        402       10,050
  Lee Enterprises, Inc.                     701       20,899
  Liberty Corp. (The)                       248       10,091
  LifeMinders Inc.*                         181          634
  Lightbridge, Inc.*                        270        3,544
  LightPath Technologies, Inc.*             188        2,609
  LodgeNet Entertainment Corp.*             193        3,402
  LookSmart Ltd.*                           641        1,562
  Loudeye Technologies Inc.*                 71           84
  Mail.com Inc. - Class A*                  637          458
  Marimba, Inc.*                            226        1,017
  MarketWatch.com, Inc.*                     52          156
  Martha Stewart Living
     Omnimedia, Inc.*                       149        2,989
  MatrixOne, Inc.*                           86        1,564
  McAfee.com Corporation*                    97          485
  MCK Communications Inc.*                  152        1,283
                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  Media General, Inc.                       328   $   11,939
  Mediacom Communications Corpration*       317        5,448
  Mediaplex, Inc.*                          188          153
  MedicaLogic/Medscape Inc.*                156          361
  Meredith Corp.                            594       19,119
  Metawave Communication*                    99          903
  Metricom, Inc.*                           333        3,351
  Metrocall, Inc.*                        1,183          555
  Metromedia International Group, Inc.*   1,121        2,915
  Modem Media, Inc.*                        164          543
  Motient Corporation*                      531        2,124
  MP3.com, Inc.*                            324        1,164
  Mpower Communications Corporation*        756        3,875
  MRV Communications, Inc.*                 790       10,566
  Multex.com, Inc.*                         247        3,273
  MyPoints.com Inc.*                        277          329
  National Information
     Consortium, Inc.*                      255          390
  Natural MicroSystems Corporation*         524        5,175
  NBC Internet, Inc.*                       551        1,929
  Neoforma.com Inc*                         120           98
  NEON Communications Inc.*                  84          546
  Net Perceptions Inc.*                     205          429
  Net.Bank Inc.*                            386        2,533
  net.Genesis Corp.*                         70          228
  Net2000 Communications Inc.*              160          275
  Net2Phone Inc.*                           115          848
  Netcentives Inc.*                         366        1,395
  NetCreations Inc*                          53          363
  Netegrity Inc.*                           411       22,348
  NetObjects Inc.*                          155           73
  Netopia Inc.*                             210          906
  Netpliance Inc.*                          124           66
  NetRatings Inc.*                           61          896
  Netro Corporation*                        541        3,753
  Netsol International*                      55          385
  Network Access Solutions Corp.*           260          163
  Network Commerce Inc.*                    444          333
  Network Equipment Technologies, Inc.*     340        2,189
  Network Peripherals Inc.*                 246        1,584
  Network Plus Corporation*                 156          390
  NetZero Inc.*                             498          436
  NextCard Inc.*                            445        3,560
  Niku Corporation*                         132          965
  North Pittsburgh Systems, Inc.            238        2,618
  NTELOS Inc                                208        3,666
  Nucentrix Broadband Networks*             140        1,575
  Nx Networks Inc.*                         544          340
  On Command Corporation*                   134        1,173
  On2.com Inc.*                             295          171
  Onvia.com Inc.*                           125          105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  Open Market, Inc.*                        565   $      618
  Optical Cable Corporation*                 57          517
  Opus360 Corporation*                      119           37
  Organic, Inc.*                             97           79
  Osicom Technologies, Inc.*                162        2,602
  Pac-West Telecomm, Inc*                   279          959
  Paradyne Networks Inc.*                   260          471
  Paxson Communications Corporation*        524        6,255
  P-COM, Inc.*                            1,079        3,304
  PC-Tel, Inc.*                             197        2,118
  Pegasus Systems Inc.*                     321        2,227
  Penton Media, Inc.                        337        9,057
  Persistence Software, Inc*                170          754
  Plantronics, Inc.*                        780       36,644
  Playboy Enterprises, Inc.*                324        3,220
  Predictive Systems Inc.*                   64          458
  Preview Systems Inc.*                      60          188
  Price Communications Corp.*               723       12,155
  Primus Knowledge Solutions, Inc.*         188        1,222
  Primus Telecommunications Group Inc.*     398          920
  Private Media Group, Inc.*                208        1,606
  Prodigy Communications Corp.*             331          497
  Project Software & Development, Inc.*     210        2,254
  Proxim, Inc.*                             400       17,200
  Pulitzer Inc.                             136        6,372
  PurcharePro.com Inc.*                     330        5,775
  QRS Corporation*                          203        2,601
  Quokka Sports Inc.*                       345          194
  R.H. Donnelley Corporation*               510       12,399
  Ramp Networks Inc.*                       229        1,310
  Rare Medium Group Inc.*                   443          844
  Razorfish Inc. Class A*                   178          289
  Regent Communications Corporation*        253        1,502
  Register.com Inc.*                         78          546
  Retek Inc.*                               595       14,503
  Rhythms NetConnections Inc.*              975        1,097
  Rural Cellular Corp.*                     152        4,503
  Saba Software, Inc.*                       61          961
  Saga Communications Inc.*                 101        1,502
  Salem Communications Corporation*         372        5,557
  Savvis Communications*                    265          232
  SBA Communications Corporation*           378       15,522
  Scholastic Corporation*                   225       19,941
  SciQuest.com Inc.*                        284          373
  Secure Computing Corp.*                   392        3,871
  SeeBeyond Technology Corporation*          64          656
  Selectica, Inc.*                           65        1,572
  Sequoia Software Corporation*              64          122
  Sinclair Broadcast Group, Inc.*           723        7,253
  Sirius Satellite Radio Inc.*              502       15,029
                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  SITEL Corp.*                              727   $    2,090
  SmartServ Online, Inc.*                    63          447
  Softnet Systems, Inc.*                    447          810
  Somera Communciations Inc.*               463        4,022
  SonicWALL Inc.*                           360        5,850
  Spanish Broadcasting Systems Inc.*        488        2,440
  SpectraLink Corporation*                  188        2,714
  SportsLine.com, Inc.*                     288        1,530
  Stamps.com Inc.*                          470        1,307
  Stanford Microdevices Inc.*                65        2,340
  StarMedia Network, Inc.*                  574        1,085
  Superior TeleCom Inc.*                    145          281
  Switchboard Incorporated*                  86          255
  Symantec Corp.*                             1           17
  Symmetricom, Inc.*                        360        3,510
  Talk.com Inc.*                            935        1,344
  Telaxis Communications Corporation*        64          116
  Teligent Inc.*                            274          531
  Telocity Delaware, Inc.*                  173          346
  The McClatchy Company                     296       12,617
  The Trizeto Group Inc.*                   206        3,438
  TiVo Inc.*                                239        1,285
  Tollgrade Communications, Inc.*           184        6,716
  Travelocity.com*                          236        2,862
  Tricord Systems, Inc.*                    269        2,236
  Tumbleweed Communications Corp.*          136        2,327
  Tut Systems, Inc.*                        240        1,980
  U.S. Interactive, Inc.*                   274           77
  U.S. Wireless Corporation*                143          626
  United Television, Inc.                    63        7,308
  Uproar Inc.*                               39           38
  US LEC Corporation*                       155          746
  ValuClick Inc.*                            62          306
  Value Line, Inc.                           30        1,037
  ValueVision International, Inc.*          612        7,727
  Ventiv Health, Inc.*                      247        3,103
  Ventro Corporation*                       347          347
  Verity, Inc.*                             434       10,443
  Versata, Inc.*                             63          563
  VIA Net.Works Inc.*                       235          896
  Viador Inc.*                              172          226
  Viant Corporation*                        599        2,377
  ViaSat Inc.*                              246        3,229
  Viatel, Inc.*                             795        2,956
  Vicinity Corporation*                     111          330
  Visual Networks Inc.*                     400        1,300
  Vyyo Inc.*                                113          692
  WatchGuard Technologies Inc.*             175        5,534
  WebLink Wireless Inc. - Class A*          737        2,533
  Websense Inc.*                             64          928

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
COMMUNICATIONS - 6.78% (CONTINUED)
  WebTrends Corporation*                    205   $    5,932
  Westell Technologies, Inc.*               279          854
  Wiley (John) & Sons, Inc.                 737       15,846
  Wink Communications Inc.*                 343        2,058
  Wit Soundview Group Inc.*               1,142        4,104
  Women.com Networks Inc.*                  268           59
  World Access Inc.*                        964        2,320
  World Wrestling Fed Entertainment*        183        2,928
  WorldGate Communications, Inc.*           198          755
  WorldPages.com Inc.*                      570        1,532
  Worldwide Xceed Group, Inc.*              231           29
  Xircom, Inc.*                             422        6,541
  XM Satellite Radio Holdings Inc.*         192        3,084
  Xpedior Inc.*                             135           38
  Young Broadcasting Inc.*                  154        5,157
  ZixIt Corporation*                        263        2,301
  Z-Tel Technologies Inc.*                  100          519
                                                  ----------
                                                   1,091,531
                                                  ----------
CONSUMER CYCLICAL - 11.02%
  99 Cents Only Stores*                     192        5,256
  Abercrombie & Fitch Company*            1,497       29,940
  Advanced Marketing Services, Inc.         125        2,172
  AirTran Holdings Inc.*                    917        6,648
  Alaska Air Group, Inc.*                   392       11,662
  America West Holdings Corp.*              559        7,162
  American Axle & Manufacturing
     Holdings, Inc.*                        145        1,151
  American Classic Voyages Company*         158        2,212
  American Eagle Outfitters, Inc.*          354       14,957
  Ames Department Stores, Inc.*             467          671
  Anchor Gaming*                            222        8,658
  AnnTaylor Stores Corporation*             403       10,050
  Applebee's International, Inc.            379       11,915
  Applica Incorporated*                     364        1,775
  Arctic Cat Inc.                           288        3,348
  Argosy Gaming Company*                    324        6,217
  ArvinMeritor, Inc.                      1,149       13,070
  Atlantic Coast Airlines Inc.*             237        9,687
  Aztar Corporation*                        604        7,814
  Bally Total Fitness Holding
     Corporation*                           379       12,839
  Bandag, Inc.                              182        7,382
  Barnes & Noble Inc.*                      796       21,094
  BEBE Stores, Inc.*                         40          855
  Bob Evans Farms, Inc.                     611       13,022
  Boca Resorts, Inc.*                       440        6,325
  Borders Group, Inc.*                    1,243       14,528
  BorgWarner Inc.                           388       15,520
  Boyd Gaming Corporation*                  600        2,063
  Brightpoint, Inc.*                        823        2,881
                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 11.02% (CONTINUED)
  Brown Shoe Company, Inc.                  290   $    3,770
  BUCA Inc.*                                114        1,674
  Buckle, Inc. (The)*                       127        2,230
  Burlington Coat Factory Warehouse
     Corporation                            276        5,227
  Bush Industries, Inc.                     132        1,535
  Callaway Golf Co.                       1,222       22,760
  Casey's General Stores, Inc.              710       10,606
  Cash America International, Inc.          410        1,794
  Cato Corp.                                221        3,039
  CBRL Group Inc.                           932       16,951
  CEC Entertainment Inc*                    425       14,503
  Centex Corporation                        944       35,437
  Champion Enterprises, Inc.*               751        2,065
  Championship Auto Racing Teams Inc.*      180        3,780
  Charming Shoppes, Inc.*                 1,498        8,988
  Cheesecake Factory Inc.*                  419       16,079
  Chico's FAS, Inc.*                        211        4,405
  Children's Place Retail Stores Inc.*      270        5,468
  Choice Hotels International Inc.*         848       11,607
  Churchill Downs Inc.                      136        4,055
  Claire's Stores, Inc.                     644       11,552
  Clayton Homes, Inc.                     1,573       18,090
  Coachmen Industries, Inc.                 221        2,321
  Coldwater Creek Inc.*                      42        1,305
  Collins & Aikman Corp.*                   983        4,116
  Columbia Sportswear Company*              102        5,075
  CompX International Inc. - Class A         68          608
  Consolidated Products, Inc.*              378        2,599
  Cooper Tire & Rubber Co.                1,023       10,869
  Copart, Inc.*                             582       12,513
  Cost Plus, Inc.*                          325        9,547
  Crestline Capital Corporation*            236        6,077
  Crossman Communities, Inc.*               117        2,457
  CSK Auto Corporation*                     299        1,159
  D.R. Horton, Inc.                         841       20,552
  Delco Remy International Inc.*            339        2,924
  Dillard's Inc                           1,488       17,577
  Direct Focus Inc.*                        204        6,847
  Dover Downs Entertainment, Inc.           195        2,182
  Dress Barn, Inc. (The)*                   236        6,844
  Duane Reade Inc.*                         278        8,496
  Dura Automotive Systems, Inc.*            192        1,008
  Electronics Boutique Holdings
     Corporation*                            87        1,523
  Ethan Allen Interiors Inc.                628       21,038
  Exide Corp.                               305        2,326
  Extended Stay America, Inc.*            1,127       14,482
  Factory 2-U Stores, Inc.*                 197        6,526
  Fairfield Communities, Inc.*              653        9,183
  Fedders Corporation                       423        1,956

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 11.02% (CONTINUED)
  Federal-Mogul Corp.                     1,121   $    2,592
  Fleetwood Enterprises, Inc.               530        5,565
  Footstar, Inc.*                           292       14,454
  Fred's, Inc.                              139        2,928
  Frontier Airlines, Inc.*                  279        8,632
  Furniture Brands International, Inc.*     785       16,534
  G & K Services, Inc.                      326        9,169
  Gaylord Entertainment Company*            280        5,845
  GC Companies, Inc.*                        88          176
  Genesco Inc.*                             343        8,382
  Group 1 Automotive Inc.*                  258        2,419
  GTECH Holdings Corporation*               553       11,371
  Guess ?, Inc.*                            113          600
  Guitar Center Inc.*                       350        3,981
  Handleman Co.*                            422        3,165
  Hanover Direct, Inc.*                   2,362          886
  Harman International Industries, Inc.     506       18,469
  Haverty Furniture Companies, Inc.         258        2,548
  Hayes Lemmerz International Inc.*         284        1,899
  Hollywood Entertainment Corporation*      506          538
  HON Industries, Inc.                      851       21,701
  Hot Topic, Inc.*                          272        4,471
  Hughes Supply, Inc.                       375        6,728
  IHOP Corporation*                         316        6,853
  IMPCO Technologies, Inc.*                  62          744
  Insight Enterprises, Inc.*                508        9,112
  Interface, Inc.                           735        6,385
  InterTAN, Inc.*                           460        5,348
  Isle of Capri Casinos Inc.*               404        4,293
  Jack in the Box Inc.*                     607       17,869
  JAKKS Pacific, Inc.*                      307        2,801
  Kaufman & Broad Home Corporation          765       25,771
  Kellwood Company                          390        8,239
  Kenneth Cole Productions, Inc. -
     Class A*                               101        4,065
  Kimball International, Inc.               500        7,250
  Krispy Kreme Doughnut Inc.*                47        3,901
  Landry's Seafood Restaurants, Inc.*       394        3,915
  Lands' End, Inc.*                         210        5,275
  La-Z-Boy Inc.                             830       13,073
  Lear Corporation*                       1,051       26,078
  Lennar Corporation                        763       27,659
  Libbey Inc.                               242        7,351
  Liberty Livewire Corporation*              38          292
  Linens 'n Things Inc.*                    631       17,431
  Lone Star Steakhouse & Saloon, Inc.       419        4,033
  Longs Drug Stores Corporation             493       11,894
  Luby's Inc.                               356        2,136
  M.D.C. Holdings, Inc.                     341       11,236
  Madden (Steven), Ltd.*                    153        1,167
  Marcus Corp. (The)                        353        4,898
                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 11.02% (CONTINUED)
  Men's Wearhouse Inc. (The)*               506   $   13,789
  Mesa Air Group, Inc.*                     538        3,766
  Mesaba Holdings, Inc.*                    195        2,450
  Michaels Stores, Inc.*                    446       11,819
  Midwest Express Holdings, Inc.*           222        3,261
  Mobile Mini, Inc.*                        146        3,358
  Modine Manufacturing Company              354        7,346
  Mohawk Industries, Inc.*                  664       18,177
  Monaco Coach Corporation*                 248        4,387
  Morrison Management Specialists, Inc.     186        6,493
  Musicland Stores Corporation*             432        5,346
  National Presto Industries, Inc.           72        2,210
  Nautica Enterprises, Inc.*                495        7,541
  Neiman-Marcus Group, Inc.*                596       21,195
  NPC International Inc.*                   154        1,665
  Nu Skin Enterprises Inc. - Class A*       719        3,820
  NVR, Inc.*                                146       18,046
  O'Charley's, Inc.*                        220        3,919
  OfficeMax, Inc.*                        1,792        5,152
  Oneida Ltd.                               219        4,065
  O'Reilly Automotive, Inc.*                567       15,167
  Oshkosh B'Gosh, Inc.                      176        3,256
  Oshkosh Truck Corporation                 230       10,120
  Owens & Minor, Inc.                       522        9,266
  P C Connections Inc.*                      75          778
  P.F. Chang's China Bistro Inc.*           101        3,175
  Pacific Sunwear of California, Inc.*      503       12,889
  Palm Harbor Homes, Inc.*                  291        4,583
  Papa John's International, Inc.*          309        6,875
  ParkerVision, Inc.*                       115        4,212
  Payless ShoeSource, Inc.*                 353       24,975
  Penn National Gaming, Inc.*               126        1,284
  Pep Boys-Manny, Moe & Jack (The)          744        2,697
  PETsMART, Inc.*                         1,780        5,118
  Phillips-Van Heusen Corp.                 333        4,329
  Pier 1 Imports, Inc.                    1,570       16,191
  Pinnacle Entertainment Inc.*              302        4,077
  Polaris Industries Inc.                   380       15,105
  Polo Ralph Lauren Corporation -
     Class A*                               867       19,345
  PriceSmart, Inc.*                          27          888
  Prime Hospitality Corp.*                  713        8,289
  Pulte Corporation*                        487       20,545
  Quiksilver, Inc.*                         356        6,898
  Rare Hospitality International, Inc.*     249        5,556
  Reebok International Ltd.*                708       19,357
  Regis Corp.                               546        7,917
  Ruby Tuesday, Inc.                        978       14,915
  Russell Corp.                             432        6,669
  Ryan's Family Steak Houses, Inc.*         568        5,361
  Ryland Group, Inc. (The)                  207        8,435

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 11.02% (CONTINUED)
  Salton Inc.*                              152   $    3,145
  School Specialty Inc.*                    277        5,557
  SCP Pool Corp.*                           233        7,005
  ShopKo Stores, Inc.*                      470        2,350
  Skechers U.S.A. Inc.*                     223        3,457
  Skyline Corp.                             104        1,970
  SkyWest, Inc.                             684       19,665
  Smart & Final Inc.*                       188        1,598
  Sonic Automotive Inc. - Class A*          325        2,234
  Sonic Corporation*                        426        9,931
  Speedway Motorsports, Inc.*               223        5,352
  Spiegel, Inc.                             239        1,031
  Springs Industries, Inc.                  205        6,650
  Standard Pacific Corporation              377        8,812
  Station Casinos Inc.*                     546        8,156
  Stein Mart, Inc.*                         427        4,964
  Stride Rite Corp. (The)                   687        4,809
  Sunbeam Corporation*                    1,224          383
  Sunglass Hut International, Inc.*         614        3,147
  Superior Industries
     International, Inc.                    299        9,437
  Systemax Inc.*                            157          196
  Tenneco Automotive Inc.                   540        1,620
  The Boyds Collection, Ltd.*               940        8,754
  Thor Industries, Inc.                     110        2,173
  Timberland Co. (The)*                     280       18,725
  Toll Brothers, Inc.*                      327       13,366
  Too, Inc.*                                488        6,100
  Topps Co., Inc. (The)*                    692        6,358
  Toro Co. (The)                            179        6,567
  Tower Automotive, Inc.*                   640        5,760
  Trans World Entertainment Corp.*          486        4,344
  Trendwest Resorts Inc.*                    59        1,593
  Tuesday Morning Corp.*                    160          850
  Tweeter Home Entertainment
     Group, Inc.*                           250        3,047
  Ultimate Electronics, Inc.*               133        2,918
  Unifi, Inc.*                              904        8,080
  United Auto Group, Inc.*                   91          609
  United Stationers Inc.*                   516       12,836
  Vail Resorts, Inc.*                       241        5,648
  Value City Department Stores, Inc.*       245        1,286
  Vans, Inc.*                               197        3,337
  Venator Group Inc.*                     2,189       33,930
  Wabash National Corporation               346        2,984
  Warnaco Group, Inc. (The)                 846        1,428
  Watsco, Inc.                              325        3,744
  Webb (Del) Corp.*                         260        7,605
  Wesco International, Inc.*                312        2,262
  WestPoint Stevens Inc.                    529        3,962
  Whitehall Jewellers Inc.*                 216        1,526
  Wilsons The Leather Experts Inc.*         157        2,198
                                          SHARES       VALUE

                                            ----------------
CONSUMER CYCLICAL - 11.02% (CONTINUED)
  Winnebago Industries, Inc.                219   $    3,846
  WMS Industries Inc.*                      360        7,245
  Wolverine World Wide, Inc.                661       10,080
  Wyndham International Inc. - Class A*   2,392        4,186
  Zale Corporation*                         560       16,275
  Zomax, Incorporated*                      448        2,044
                                                  ----------
                                                   1,773,933
                                                  ----------
CONSUMER NON-CYCLICAL - 17.34%
  Aaron Rents, Inc.                         277        3,895
  ABIOMED, Inc.*                            232        5,626
  ABM Industries Inc.                       259        7,932
  Acacia Research Corporation*              228        4,061
  Accredo Health Inc.*                      153        7,679
  Aclara BioSciences, Inc.*                 143        1,555
  ACNielsen Corp.*                          852       30,885
  Administaff, Inc.*                        288        7,834
  Advance ParadigM, Inc.*                   299       13,605
  Advanced Tissue Sciences, Inc.            951        2,883
  Agribrands International Inc.*            160        8,560
  Albany Molecular Research Inc.*           266       16,392
  Alberto-Culver Company - Class B          571       24,446
  Alexion Pharmaceuticals, Inc.*            200       12,988
  Alliance Pharmaceutical Corporation*      748        6,452
  Allos Therapeutics Inc.*                   79          637
  ALPHARMA INC.                             341       14,961
  American Greetings Corporation -
     Class A                              1,025        9,673
  American Italian Pasta Company -
     Class A*                               291        7,802
  AmeriPath Inc.*                           343        8,575
  AmeriSource Health Corp.*                 814       41,107
  Amylin Pharmaceuticals Inc.*              888        6,993
  Antigenics Inc.*                           59          653
  Aphton Corporation*                       215        3,870
  Apria Healthcare Group Inc.*              627       18,653
  Aradigm Corporation*                      276        4,037
  Arch Capital Group LTD*                   196        2,940
  ARIAD Pharmaceuticals, Inc.*              367        1,743
  Arrow International, Inc.                 181        6,819
  ArthroCare Corp.*                         310        6,045
  Aspect Medical Systems Inc.*               54          466
  ATS Medical, Inc.*                        302        4,285
  Aurora Biosciences Corporation*           312        9,809
  Aurora Foods Inc.*                        278          678
  AVANT Immunotherapeutics Inc*             711        4,888
  Avigen, Inc*                              229        4,752
  Aviron*                                   272       18,173
  Avis Group Holdings Inc*                  349       11,364
  Bacou USA, Inc.*                           75        1,950
  Banta Corporation                         400       10,168
  Barr Laboratories, Inc.*                  427       31,144

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  Bergen Brunswig Corp.                   2,138   $   33,845
  Beverly Enterprises, Inc.*              1,611       13,190
  Billing Concepts Corp.*                   673        1,346
  Bindley Western Industries, Inc.          399       16,583
  BioCryst Pharmaceuticals, Inc.*           202        1,338
  BioMarin Pharmaceuticals Inc.*            266        2,577
  Biopure Corporation*                      213        4,260
  Bio-Rad Laboratories, Inc.*               128        4,070
  Biosite Diagnostics Inc*                  217        8,775
  Bio-Technology General Corporation*       861        6,081
  Block Drug Co., Inc.                      152        8,009
  Blyth Industries, Inc.*                   545       13,148
  Bone Care International, Inc.*            109        1,887
  Bowne & Co., Inc.                         560        5,915
  Bright Horizons Family Solutions Inc.*    195        5,094
  Cadiz Inc.*                               561        5,014
  CardioDynamics International
     Corporation*                           446        1,533
  Career Education Corporation*             292       11,425
  Caremark Rx Inc.*                       3,175       43,035
  Carter-Wallace, Inc.                      319       10,647
  CDI Corporation*                          175        2,559
  Cell Genesys, Inc.*                       532       12,136
  Cell Pathways Inc.*                       337        1,601
  Cell Therapeutics Inc.*                   385       17,349
  Celsion Corporation*                      773          773
  Central Garden & Pet Co.*                 232        1,595
  Central Parking Corp.                     194        3,880
  Century Business Services Inc.*         1,179        1,326
  Cerus Corporation*                        142       10,686
  Chemed Corp.                              144        4,842
  Chiquita Brands International, Inc.*      591          591
  ChromaVision Medical Systems Inc.*        225          591
  Church & Dwight Company Inc.              606       13,484
  Closure Medical Corporation*              100        3,600
  Coca-Cola Bottling Co.                     25          947
  Coinstar Inc.*                            321        4,895
  Collateral Therapeutics Inc.*             116        2,052
  Columbia Laboratories, Inc.*              365        1,574
  CONMED Corp.*                             228        3,905
  Connetics Corporation*                    433        1,976
  Constellation Brands, Inc.*               237       13,924
  Cooper Companies, Inc. (The)              224        8,932
  Corinthian Colleges Inc.*                 138        5,235
  Corixa Corporation*                       573       15,967
  Corn Products International Inc.          559       16,246
  Corporate Executive Board Company*        302       12,009
  CorVel Corp.*                              96        3,324
  CoStar Group Inc.*                        191        4,512
  Covance Inc*                              909        9,772
                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  Coventry Health Care, Inc.*               931   $   24,846
  CPI Corp.                                 111        2,220
  CryoLife, Inc.*                           252        7,623
  CSS Industries, Inc.*                      92        1,955
  Cubist Pharmaceuticals, Inc*              423       12,267
  CuraGen Corporation*                      392       10,707
  CV Therapeutics, Inc*                     243       17,192
  Cyber-Care Inc.*                          716        1,522
  Cyberonics, Inc.*                         250        5,813
  Cygnus, Inc.*                             364        1,775
  Cytogen Corporation*                    1,140        2,672
  Data Broadcasting Corp.*                1,097        3,840
  Datascope Corp.                           193        6,610
  DaVita Inc.*                            1,164       19,934
  Dean Foods Co.                            571       17,523
  Del Monte Foods Company*                  830        6,018
  Delta and Pine Land Company               610       12,772
  Diagnostic Products Corporation           178        9,723
  Dial Corporation (The)                  1,358       14,938
  Diametrics Medical, Inc.*                 387        2,298
  DiamondCluster International, Inc.*       318        9,699
  Digene Corp.*                             166        7,418
  Diversa Corporation*                      121        2,170
  Dole Food Co., Inc.                       726       11,888
  Dollar Thrift Automotive Group Inc.*      384        7,200
  Dreyer's Grand Ice Cream, Inc.            255        8,224
  DUSA Pharmaceuticals, Inc.*               215        3,615
  Earthgrains Co. (The)                     674       12,469
  Edison Schools Inc.*                      225        7,088
  Education Management Corporation*         323       11,547
  Edwards Lifesciences Corporation*         926       16,437
  Electro Rent Corp.*                       230        3,249
  Emisphere Technologies, Inc.*             226        5,650
  Encompass Services Corporation*         1,001        5,068
  Endocare, Inc.*                           158        2,015
  EntreMed, Inc.*                           225        3,881
  Enzo Biochem, Inc.*                       354        8,806
  Enzon, Inc.*                              645       40,030
  Exelixis Inc.*                            142        2,077
  F.Y.I. Inc.*                              196        7,228
  Farmer Bros. Company                       13        2,698
  First Consulting Group Inc.*              275        1,306
  Fleming Companies, Inc.                   624        7,371
  Forrester Research, Inc.*                 173        8,661
  Fossil, Inc.*                             225        3,259
  Gaiam Inc.*                                41          633
  Gartner Group Inc.*                     1,172        8,087
  Gene Logic Inc.*                          404        7,424
  Genome Therapeutics Corp.*                327        2,279

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  Genomic Solutions Inc.*                    19   $      145
  Genta Inc.*                               184        1,472
  Gentiva Health Services, Inc.*            250        3,344
  Genzyme Corp.*                              1            5
  Genzyme Transgenics Corp.*                295        4,222
  Geron Corp.*                              340        5,249
  Gliatech Inc.*                            150          609
  Great Atlantic & Pacific Tea
     Co., Inc. (The)                        275        1,925
  Guilford Pharmaceuticals Inc.*            372        6,696
  Haemonetics Corp.*                        411       12,690
  Hain Celestial Group, Inc.*               462       15,015
  Hall Kinion & Associates Inc.*            142        2,858
  Harland (John H.) Company                 449        6,342
  Health Net Inc.*                        1,644       43,052
  Heidrick & Struggles International
     Inc.*                                  304       12,787
  Herbalife International, Inc.             205        1,563
  Hooper Holmes, Inc.                     1,045       11,558
  Horizon Offshore Inc.*                    141        2,785
  Humana Inc.*                            2,520       38,430
  Hyseq Inc.*                               155        2,228
  IDEXX Laboratories, Inc.*                 563       12,386
  IGEN International Inc.*                  152        1,872
  ILEX Oncology Inc.*                       346        9,104
  Imatron Inc.*                           1,443        1,984
  Immune Response Corporation (The)*        375          984
  ImmunoGen, Inc.*                          525       11,255
  Immunomedics, Inc.*                       478       10,277
  IMPATH Inc.*                              278       18,487
  INAMED Corporation*                       204        4,169
  Ingles Markets, Inc.                      157        1,580
  Inhale Therapeutic Systems*               512       25,856
  Insurance Auto Auctions, Inc.*            134        1,608
  Integrated Electrical Services Inc.*      518        3,076
  InterMune Pharmaceuticals Inc.*           108        4,820
  International Multifoods Corporation      269        5,464
  Interstate Bakeries Corporation           596        8,381
  IntraBiotics Pharmaceuticals Inc.*        119        1,145
  Invacare Corp.                            378       12,947
  Invitrogen Corporation*                   133       11,488
  Isis Pharmaceuticals, Inc.*               564        5,993
  i-STAT Corp.*                             256        6,768
  ITT Educational Services, Inc.*           225        4,950
  Kelly Services, Inc.                      270        6,379
  kforce.com Inc.*                          614        1,880
  Korn/Ferry International*                 585       12,431
  Kos Pharmaceuticals Inc.*                 146        2,573
  K-V Pharmaceutical Company*               282        6,839
  Labor Ready, Inc.*                        546        1,809
  Laboratory Corporation of America
     Holdings*                              104       18,304
                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  Lance, Inc.                               400   $    5,063
  Learning Tree International, Inc.*        171        8,465
  Lexicon Genetics, Inc.*                   158        2,627
  Lifepoint Hospitals, Inc.*                497       24,912
  Ligand Pharmaceuticals Inc.*              827       11,578
  Lincare Holdings Inc.*                    649       37,034
  Luminex Corporation*                       73        1,903
  Lynx Therapeutics Inc.*                   157        1,413
  Mail-Well, Inc.*                          739        3,187
  Manor Care, Inc.*                       1,278       26,359
  Martek Biosciences Corp.*                 278        3,406
  Matrix Pharmaceutical, Inc.*              366        6,268
  Maxim Pharmaceuticals, Inc.*              318        2,027
  MAXIMUS, Inc.*                            180        6,289
  Maxygen Inc.*                             118        2,891
  McGrath RentCorp                          142        2,751
  Medicis Pharmaceutical Corporation*       459       27,138
  MedQuist, Inc.*                           212        3,392
  MemberWorks Inc.*                         154        3,273
  Mentor Corporation                        348        6,786
  META Group, Inc.*                         130          845
  MGI Pharma, Inc.*                         260        4,290
  Michael Foods, Inc.                       217        6,537
  Microvision, Inc.*                        169        2,958
  Mid Atlantic Medical Services, Inc.*      704       13,948
  Midas Inc.                                248        2,961
  Miravant Medical Technologies*            221        2,051
  Modis Professional Services Inc.*       1,446        5,965
  Myriad Genetics, Inc.*                    290       23,998
  Nabi*                                     534        2,470
  Nanogen Inc.*                             228        2,052
  National Processing, Inc.*                 96        1,632
  NationsRent Inc.*                         586          916
  Navigant Consulting Inc.*                 591        2,253
  NBTY Inc.*                                890        4,228
  NCO Group Inc.*                           305        9,264
  NeoRx Corp.*                              312        1,638
  Neose Technologies, Inc.*                 172        5,676
  Neurocrine Biosciences, Inc.*             320       10,600
  Neurogen Corp.*                           197        6,920
  New England Business Service, Inc.        198        3,614
  Nexell Therapeutics Inc.*                 118          358
  Noven Pharmaceuticals, Inc.*              300       11,213
  Novoste Corp.*                            225        6,188
  NPS Pharmaceuticals, Inc.*                307       14,736
  Oakley, Inc.*                             357        4,820
  Ocular Sciences Inc.*                     253        2,941
  Ogden Corporation*                        787       12,100
  Omnicare, Inc.                          1,465       31,681

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  On Assignment, Inc.*                      344   $    9,804
  ORATEC Interventions Inc.*                 69          354
  Orchid Biosciences Inc.*                   95        1,330
  Organogenesis Inc.*                       538        4,837
  Orthodontic Centers of America, Inc.*     647       20,219
  OSI Pharmaceuticals, Inc.*                371       29,726
  Paradigm Genetics, Inc.*                   78          780
  PAREXEL International Corp.*              401        4,336
  Pennzoil-Quaker State Company           1,246       16,042
  Peregrine Pharmaceuticals, Inc.*        1,254        1,176
  Performance Food Group Company*           195        9,997
  Perrigo Co.*                              981        8,124
  Pharmaceutical Product
     Development, Inc.*                     293       14,558
  Pharmacopeia, Inc.*                       289        6,304
  Pharmacyclics, Inc.*                      253        8,665
  Photogen Technologies, Inc.*              144          252
  Pilgrim's Pride Corp.                     257        2,008
  Playtex Products, Inc.*                   455        4,379
  Plexus Corp.*                             560       17,019
  PolyMedica Corporation*                   163        5,440
  Praecis Pharmaceuticals Inc.*             127        3,715
  Pre-Paid Legal Services, Inc.*            304        7,752
  Priority Healthcare Corporation-
     Class B*                               356       14,529
  Professional Detailing Inc.*               65        6,875
  Profit Recovery Group
     International, Inc. (The)*             657        4,188
  ProsoftTraining.com Inc.*                 262        3,177
  Protection One Inc.*                      313          274
  Province Healthcare Company*              480       18,900
  PSS World Medical Inc.*                 1,129        5,645
  Quorum Health Group, Inc.*              1,123       17,687
  Ralcorp Holdings, Inc.*                   445        7,287
  Regeneron Pharmaceuticals, Inc.*          285       10,051
  RehabCare Group, Inc.*                    200       10,275
  Renal Care Group Inc.*                    718       19,689
  Rent-A-Center, Inc.*                      267        9,212
  Rent-Way, Inc.*                           376        1,669
  Res-Care, Inc.*                           308        1,386
  ResMed Inc.*                              473       18,861
  Respironics, Inc.*                        524       14,934
  Revlon, Inc.*                             139          689
  Ribozyme Pharmaceuticals, Inc.*           142        2,032
  Rica Foods Inc.*                          113          607
  RightCHOICE Managed Care, Inc.*            59        2,054
  Riviana Foods Inc.                        111        2,178
  Rollins, Inc.                             270        5,417
  Ruddick Corp.                             478        5,467
  Russ Berrie and Company Inc.              162        3,422
  Sangstat Medical Corporation*             251        2,981
                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  Schein (Henry), Inc.*                     361   $   12,500
  SciClone Pharmaceuticals, Inc.*           482        1,928
  Scotts Co. (The)*                         245        9,050
  Seaboard Corp.                              5          780
  Seminis, Inc.*                            196          123
  Sensient Technologies Corporation         728       16,562
  Sequenom, Inc.*                            83        1,162
  Service Corp. International*            4,326        7,571
  Sicor Inc.*                               654        9,442
  Smithfield Foods, Inc.*                   872       26,509
  Smucker (J.M.) Co.                        347        9,699
  Sodexho Marriott Services Inc*            517       11,439
  Sonic Innovations Inc.*                    54          361
  SonoSite Inc.*                            148        1,887
  Sotheby's Holdings, Inc.*                 658       15,257
  Source Information Management Co.*        162          608
  Spherion Corporation*                     929       10,509
  STAAR Surgical Co.*                       187        2,349
  Standard Register Co. (The)               205        2,921
  Star Scientific Inc.*                     312          761
  StarTek Inc.*                             113        1,737
  STERIS Corp.*                           1,073       17,302
  Stewart Enterprises, Inc.               1,513        2,884
  Strayer Education, Inc.                   115        2,940
  Suiza Foods Corp.*                        461       22,128
  Sunrise Assisted Living, Inc.*            298        7,450
  Sunrise Technologies
     International, Inc.*                   738        1,315
  SuperGen, Inc.*                           405        5,619
  Sylvan Learning Systems, Inc.*            517        7,658
  Syncor International Corporation*         300       10,913
  Targeted Genetics Corporation*            423        2,829
  Tejon Ranch Co.*                          101        1,943
  Tejon Ranch Co. - Rights*                 101            3
  Texas Biotechnology Corporation*          648        5,566
  The Management Network Group Inc.*         85        1,009
  The Robert Mondavi Corporation*           127        6,874
  The Yankee Candle Company*                231        2,555
  Theragenics Corporation*                  416        2,080
  Thermo Cardiosystems Inc.*                245        2,144
  Thoratec Laboratories Corporation*        237        2,607
  Titan Pharmaceuticals, Inc.*              365       12,910
  Transkaryotic Therapies, Inc.*            317       11,551
  Triad Hospitals Inc.*                     540       17,584
  Triangle Pharmaceuticals, Inc.*           520        2,568
  Trico Marine Services, Inc.*              356        5,496
  Trimeris Inc.*                            248       13,609
  Tularik Inc.*                             174        5,122
  Tupperware Corp.                          917       18,741
  Twinlab Corporation*                      339          572

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
CONSUMER NON-CYCLICAL - 17.34%
(CONTINUED)
  United Natural Foods, Inc.*               139   $    2,450
  United Rentals Inc.*                      534        7,176
  United Therapeutics Corporation*          212        3,127
  Universal Corp.                           448       15,680
  US Oncology Inc.*                       1,144        7,222
  Valentis Inc.*                            461        3,285
  Varian Medical Systems*                   496       33,697
  Vasomedical, Inc.*                        789        1,726
  VaxGen, Inc.*                             126        2,457
  Vector Group Ltd.                         202        3,194
  Ventana Medical Systems, Inc.*            145        2,683
  Vical Inc.*                               315        5,828
  VISX Inc./DE*                             859        8,966
  Vital Signs, Inc.                          88        2,827
  VIVUS, Inc.*                              512        1,104
  Volt Information Sciences, Inc.*          129        2,677
  Wackenhut Corporation*                    144        1,944
  Wallace Computer Services, Inc.           596       10,132
  West Pharmaceutical Services, Inc.        165        4,053
  Whole Foods Market, Inc.*                 417       25,489
  Wild Oats Markets, Inc.*                  305        1,296
  Zoll Medical Corporation*                 132        4,628
                                                  ----------
                                                   2,793,228
                                                  ----------
DIVERSIFIED - .07%
  Terremark Worldwide Inc.*               1,973        1,480
  Triarc Companies Inc.*                    220        5,335
  Walter Industries, Inc.                   526        3,945
                                                  ----------
                                                      10,760
                                                  ----------
ENERGY - 3.75%
  Arch Coal Inc.                            265        3,743
  Atwood Oceanics, Inc.*                    140        6,133
  Barrett Resources Corporation*            456       25,907
  Basin Exploration, Inc.*                  217        5,534
  Belco Oil & Gas Corp.*                    243        3,022
  Berry Petroleum Company                   300        4,013
  Cabot Oil & Gas Corporaiton               364       11,352
  Cal Dive International Inc.*              380       10,118
  Callon Petroleum Co.*                      95        1,585
  Carbo Ceramics Inc.                        78        2,920
  Chesapeake Energy Corporation*          1,490       15,086
  Clayton Williams Energy, Inc.*             69        1,863
  Comstock Resources, Inc.*                 308        4,543
  Consol Energy Inc.                        402       11,231
  Cross Timbers Oil Company               1,098       30,470
  Denbury Resources Inc.*                   257        2,827
  Dril-Quip, Inc*                           147        5,026
  EEX Corporation*                          460        2,243
                                          SHARES       VALUE

                                            ----------------
ENERGY - 3.75% (CONTINUED)
  Evergreen Resources, Inc.*                201   $    7,764
  Forest Oil Corporation*                   425       15,672
  Friede Goldman Halter, Inc.*              441        1,571
  Frontier Oil Corporation*                 437        3,004
  Grey Wolf, Inc.*                        2,839       16,679
  Gulf Island Fabrication Inc.*             123        2,237
  Houston Exploration Company*              137        5,223
  HS Resources, Inc.*                       268       11,357
  Input/Output, Inc.*                       612        6,235
  Key Energy Group, Inc.*                 1,363       14,226
  Key Production Co., Inc.*                 152        5,102
  Lone Star Technologies, Inc.*             378       14,553
  Louis Dreyfus Natural Gas Corporation*    312       14,294
  McMoRan Exploration Co.*                  251        3,326
  Meridian Resource Corporation*            244        2,105
  Midcoast Energy Resources, Inc.           175        3,817
  Mitchell Energy & Development Corp.       324       19,845
  Newpark Resources, Inc.*                1,099       10,509
  Nuevo Energy Co.*                         243        4,207
  Oceaneering International, Inc.*          332        6,453
  Parker Drilling Co.*                    1,041        5,270
  Patina Oil & Gas Corporation              177        4,248
  Patterson Energy Inc.*                    521       19,407
  Penn Virginia Corp.                       110        3,651
  Pennaco Energy, Inc.*                     245        4,808
  Pioneer National Resources Company*     1,584       31,181
  Plains Resources Inc.*                    255        5,387
  Pogo Producing Co.                        641       19,951
  Prima Energy Corp.*                       139        4,865
  Prize Energy Corporation*                  44          913
  Pure Resources, Inc.*                     795       16,099
  RPC, Inc.                                 210        3,045
  Seacor Smit, Inc.*                        268       14,104
  Seitel, Inc.*                             290        5,347
  Spinnaker Exploration Company*            118        5,015
  St. Mary Land & Exploration Company       444       14,791
  Stone Energy Corp.*                       263       16,977
  Superior Energy Services, Inc.*           704        8,096
  Swift Energy Co.*                         304       11,438
  Tesoro Petroleum Corporation*             504        5,859
  Tom Brown Inc.*                           437       14,366
  TransMontaigne Inc.*                      417        1,147
  Unit Corporation*                         507        9,601
  Universal Compression Holdings, Inc.*     111        4,183
  UTI Energy Corporation*                   446       14,662
  Veritas DGC Inc.*                         410       13,243
  Vintage Petroleum, Inc.                   774       16,641
  WD-40 Co.                                 208        4,043

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
ENERGY - 3.75% (CONTINUED)
  Western Gas Resources, Inc.               315   $   10,612
                                                  ----------
                                                     604,745
                                                  ----------
FINANCIAL - 17.96%
  1st Source Corporation                    183        3,340
  ADVANTA Corporation -- Class A            346        3,049
  Affiliated Mangers Group Inc.*            356       19,536
  Alabama National BanCorporation           133        3,009
  Alexander's, Inc.*                         53        3,587
  Alexandria Real Estate Equities Inc.      192        7,140
  Alfa Corporation                          623       11,448
  Alleghany Corporation*                     77       15,824
  Allied Capital Corporation              1,101       22,983
  AMCORE Financial, Inc.                    430        8,896
  American Captial Strategies Ltd.          329        8,287
  American Financial Holdings Inc.          459        9,467
  American Industrial Properties REIT       282        3,455
  American National Insurance Co.           162       11,826
  AmeriCredit Corp.*                      1,204       32,809
  Amli Residential Properties Trust         231        5,703
  Ampal-American Israel Corporation*        300        1,819
  Anchor BanCorp Wisconsin Inc.             401        6,416
  Andover Bancorp, Inc.                     101        3,478
  Arden Realty, Inc.                        945       23,743
  Area Bancshares Corporation               225        3,713
  Argonaut Group, Inc.                      278        5,838
  Astoria Financial Corporation             733       39,811
  Baldwin & Lyons, Inc.                     186        4,325
  BancFirst Corp.                            64        2,540
  BancorpSouth, Inc.                      1,347       16,417
  Bank of Granite Corporation               182        4,232
  Bank United Corp.                         515       35,117
  BankAtlantic Bancorp -- Class A           365        1,369
  Bay View Capital Corporation              448        2,800
  Bedford Property Investors, Inc.          296        5,994
  Berkley (W. R.) Corp.                     277       13,071
  Blackrock, Inc.*                          286       12,012
  Blanch (E.W.) Holdings, Inc.              212        3,697
  BOK Financial Corp.*                      167        3,549
  Boykin Lodging Co.                        272        2,312
  Brandywine Realty Trust                   540       11,171
  BRE Properties, Inc.                      712       22,562
  Brookline Bancorp Inc.                    206        2,369
  Brown & Brown, Inc.                       342       11,970
  BSB Bancorp, Inc.                         147        1,936
  Burnham Pacific Properties, Inc.          513        2,373
  Cabot Industrial Trust                    645       12,376
  Camden Property Trust                     607       20,335
  Capital Automotive REIT                   329        4,544
  Capital City Bank Group Inc.               65        1,613
                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 17.96% (CONTINUED)
  Capitol Federal Financial                 560   $    9,380
  Capstead Mortgage Corporation             278        3,023
  Catellus Development Corporation*       1,699       29,733
  Cathay Bancorp, Inc.                      143        8,437
  CB Richard Ellis Services, Inc.*          324        4,739
  CBL & Associates Properties, Inc.         394        9,973
  Centerpoint Properties Trust              330       15,593
  Century South Banks, Inc.                 177        5,963
  Charter Municipal Mortgage Acceptance
     Company                                327        4,395
  Chateau Communities, Inc.                 341       10,379
  Chelsea GCA Realty, Inc.*                 253        9,329
  Chemical Financial Corporation            223        5,213
  Chittenden Corp.                          452       13,701
  Citizens Banking Corp.                    757       22,000
  City Bank                                 148        3,164
  CNA Surety Corporation                    262        3,734
  Colonial BancGroup, Inc. (The)          1,530       16,448
  Colonial Properties Trust                 348        9,070
  Commerce Bancorp Inc.                     486       33,230
  Commerce Group Inc.                       399       10,845
  Commercial Federal Corporation            897       17,435
  Commercial Net Lease Realty, Inc          482        4,910
  Community First Bankshares, Inc.          801       15,119
  CompuCredit Corporation*                  194        3,516
  Cornerstone Realty Income Trust Inc.      621        6,559
  Corrections Corporation of America*     4,703        1,617
  CORUS Bankshares, Inc.                    147        7,274
  Cousins Properties Inc.                   622       17,377
  CPB Inc.                                  130        3,624
  Crawford & Company                        561        6,522
  Credit Acceptance Corporation*            269        1,614
  Creditrust Corp.*                          77           22
  Cullen/Frost Bankers, Inc.                832       34,788
  CVB Financial Corp.                       275        4,675
  Dain Rauscher Corporation                 203       19,222
  Delphi Financial Group, Inc.*             236        9,086
  Developers Diversified Realty Corp.       927       12,341
  Dime Community Bancorp, Inc               200        5,050
  Doral Financial Corporation               502       12,142
  Downey Financial Corp.                    337       18,535
  DVI, Inc.*                                154        2,628
  East West Bancorp Inc.                    357        8,903
  EastGroup Properties Inc                  248        5,549
  Eaton Vance Corp.                         944       30,444
  Enhance Financial Services Group Inc.     431        6,654
  Entertainment Properties Trust            239        2,629
  Equity Inns, Inc.                         583        3,607
  Essex Property Trust, Inc.                287       15,713
  F & M National Corp.                      395       10,319

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 17.96% (CONTINUED)
  F&M Bancorp                               168   $    3,465
  F.N.B. Corp.                              348        7,308
  Farmers Capital Bank Corp.                100        2,763
  FBL Financial Group, Inc.                 149        2,598
  Federal Realty Investment Trust           625       11,875
  FelCor Lodging Trust, Inc.                750       17,953
  Fidelity National Financial, Inc.         846       31,249
  Financial Federal Corp.*                  171        4,083
  FINOVA Group Inc.                         974          913
  First American Financial Corp. (The)      872       28,667
  First Busey Corp.                         144        2,871
  First Charter Corporation                 498        7,408
  First Citizens BancShares, Inc.            94        7,591
  First Commonwealth Financial
     Corporation                            923        9,230
  First Federal Capital Corporation         236        3,422
  First Financial Bancorp                   561        9,537
  First Financial Bankshares, Inc.          158        4,967
  First Financial Corp.                     107        3,417
  First Financial Holdings, Inc.            212        4,174
  First Indiana Corporation                 148        3,478
  First Industrial Realty Trust, Inc.       615       20,910
  First Merchants Corporation               185        4,197
  First Midwest Bancorp, Inc.               654       18,803
  First Niagara Financial Group, Inc.       195        2,108
  First Sentinel Bancorp                    573        6,590
  First Washington Realty Trust, Inc.       128        3,304
  FirstBank Puerto Rico                     338        7,985
  FirstFed Financial Corp.*                 273        8,821
  Forest City Enterprises, Inc.             251        9,839
  Franchise Finance Corporation of
     America                                895       20,865
  Fremont General Corp.                     924        2,599
  Friedman, Billings, Ramsey Group Inc.     378        2,481
  Frontier Financial Corporation            233        5,840
  Fulton Financial Corporation            1,134       26,153
  Gabelli Asset Management, Inc.*            87        2,887
  Gables Residential Trust                  385       10,780
  Gallagher (Arthur J.) & Company           591       37,602
  GBC Bancorp                               170        6,524
  Glenborough Realty Trust Inc.             466        8,097
  Glimcher Realty Trust                     378        4,725
  Gold Banc Corporation, Inc.               469        2,198
  Great American Financial Resources
     Inc.                                   114        2,180
  Great Lakes REIT Inc.                     260        4,518
  Greater Bay Bancorp                       566       23,206
  Hancock Holding Company                   145        5,546
  Harbor Florida Bancorp, Inc.              363        5,422
  Harleysville Group Inc.                   209        6,113
  Harleysville National Corp.               131        4,544
  HCC Insurance Holdings, Inc.              652       17,563
  Health Care Property Investors, Inc.      769       22,974
                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 17.96% (CONTINUED)
  Health Care REIT, Inc.                    454   $    7,378
  Healthcare Realty Trust Inc.              638       13,558
  Highwoods Properties, Inc.                946       23,532
  Hilb, Rogal & Hamilton Co.                208        8,294
  Home Properties of New York, Inc.         319        8,912
  Horace Mann Educators Corporation         650       13,894
  Hospitality Properties Trust              804       18,191
  HRP Properties Trust                    2,097       15,859
  Hudson United Bancorp                     886       18,551
  Imperial Bancorp*                         592       15,540
  Independence Community Bank
     Corporation                          1,064       16,958
  Independent Bank Corp.                    230        2,875
  Innkeepers USA Trust                      551        6,095
  Insignia Financial Group, Inc.*           286        3,396
  Integra Bank Corporation                  277        7,081
  International Bancshares Corp.            248        8,463
  Investment Technology Group, Inc.*        437       18,245
  Investors Financial Services Corp.        463       39,798
  IRT Property Company                      506        4,111
  Irwin Financial Corporation               168        3,560
  JDN Realty Corp.                          538        5,683
  Jefferies Group, Inc.                     388       12,125
  John Nuveen Company                       106        6,095
  Jones Lang LaSalle Inc.*                  481        6,674
  JP Realty, Inc.                           195        3,071
  Kansas City Life Insurance Co.            109        3,856
  Kilroy Realty Corporation                 416       11,674
  Koger Equity, Inc.                        422        6,567
  LaBranche & Company Inc.*                 587       17,940
  LandAmerica Financial Group, Inc          156        6,308
  LaSalle Hotel Properties                  170        2,582
  Leucadia National Corp.                   602       21,333
  Lexington Corporate Properties, Inc.      272        3,213
  Liberty Financial Companies, Inc.         217        9,670
  LNR Property Corporation                  354        7,788
  Macerich Co. (The)                        499        9,575
  MAF Bancorp, Inc.                         376       10,693
  Manufactured Home Communities, Inc.       292        8,468
  Markel Corporation*                        91       16,471
  Medallion Financial Corp.                 178        2,603
  Medical Assurance Inc.*                   297        4,956
  Meditrust Corporation*                  2,266        5,807
  Merchants New York Bancorp, Inc.          301        7,544
  Mercury General Corp.                     425       18,647
  Meristar Hospitality Corporation          562       11,064
  Metris Companies Inc.                     924       24,313
  Mid-America Apartment Communities Inc.    280        6,318
  Mid-America Bancorp                       138        3,140
  Mid-State Bancshares                      178        6,319
  Mississippi Valley Bancshares, Inc.        99        2,908

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 17.96% (CONTINUED)
  Morgan Keegan, Inc.                       350   $    9,275
  National Golf Properties, Inc.            213        4,380
  National Health Investors Inc.            387        2,854
  National Penn Bancshares, Inc.            294        5,935
  National Western Life Insurance Co.*       31        3,195
  Nationwide Health Properties, Inc.        735        9,463
  NBT Bancorp Inc.                          287        4,197
  New Plan Excel Realty Trust             1,393       18,283
  New York Community Bancorp, Inc.          262        9,629
  Northwest Bancorp, Inc.                   229        2,075
  OceanFirst Financial Corporation          190        4,679
  Ocwen Financial Corporation*              518        3,302
  Ohio Casualty Corporation                 955        9,550
  Omega Financial Corp.                     140        3,780
  Oriental Financial Group Inc.             181        2,410
  Pacific Capital Bancorp                   390       10,969
  Pacific Gulf Properties Inc.              293        1,795
  Pacific Northwest Bancorp                 219        3,025
  Pan Pacific Retail Properties Inc.        311        6,939
  Park National Corp.                       134       12,018
  Parkway Properties, Inc.                  157        4,661
  Pennsylvania Real Estate Investment
     Trust                                  195        3,729
  People's Bank                             438       11,333
  PFF Bancorp, Inc.                         208        4,342
  Philadelphia Consolidated Holding
     Corp.*                                 100        3,088
  Phoenix Investment Partners, Ltd.         703       11,028
  PICO Holdings, Inc.*                      211        2,624
  PMA Capital Corporation                   270        4,658
  Potlatch Corporation                        3           54
  Premier National Bancorp Inc.             251        5,224
  Prentiss Properties Trust                 573       15,435
  Presidential Life Corporation             326        4,870
  Prime Group Realty Trust                  151        2,171
  Promistar Financial Corporation           265        4,609
  Provident Bankshares Corporation          399        8,329
  Provident Financial Group, Inc.           348       13,050
  PS Business Parks Inc.                    372       10,342
  R&G Financial Corporation                 161        2,294
  Raymond James Financial, Inc.             624       21,762
  Realty Income Corp.                       424       10,547
  Reckson Associates Realty Corporation     649       16,266
  Regency Realty Corp.                      490       11,607
  Reliance Group Holdings*                1,040            6
  Republic Bancorp Inc.                     790        8,542
  Republic Security Financial
     Corporation                            775        5,595
  RFS Hotel Investors Inc.                  389        5,081
  Richmond County Financial Corporation     488       12,749
  Riggs National Corp.                      303        4,223
  RLI Corp.                                 126        5,631
  Roslyn Bancorp, Inc.                    1,060       28,951
                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 17.96% (CONTINUED)
  S&T Bancorp, Inc.                         429   $    9,277
  Sandy Spring Bancorp Inc.                 152        3,458
  Santander BanCorp                         131        2,522
  Saul Centers, Inc.                        171        3,185
  SCPIE Holdings Inc.                       149        3,520
  Seacoast Financial Services
     Corporation                            404        4,848
  Security Capital Group Inc.*              485        9,730
  Selective Insurance Group, Inc.           416       10,088
  Senior Housing Properties Trust           207        1,928
  Shoreline Financial Corp.                   8          120
  Shurgard Storage Centers, Inc.            464       11,339
  Silicon Valley Bancshares*                638       22,051
  Sky Financial Group Inc.                1,351       22,629
  SL Green Realty Corporation               344        9,632
  Smith (Charles E.) Residential
     Realty, Inc.                           333       15,651
  Southwest Bancorporation of
     Texas, Inc.*                           450       19,322
  Southwest Securities Group, Inc.          251        6,495
  Sovran Self Storage, Inc.                 192        3,816
  StanCorp Financial Group                  504       24,066
  State Auto Financial Corp.                191        3,414
  Staten Island Bancorp Inc.                585       12,504
  Sterling Bancshares, Inc.                 414        8,177
  Stewart Information Services Corp.*       163        3,617
  Stockwalk.com Group, Inc.*                100          213
  Storage USA, Inc.                         440       13,970
  Student Loan Corp.                         63        3,430
  Summit Properties Inc.                    394       10,244
  Sun Communities, Inc.                     278        9,313
  Susquehanna Bancshares, Inc.              624       10,296
  Tanger Factory Outlet Centers, Inc.        82        1,871
  Taubman Centers, Inc.                     542        5,928
  Texas Regional Bancshares, Inc.           253        8,223
  The Midland Company                        69        1,915
  The Mills Corporation                     246        4,074
  The South Financial Group, Inc.           684        9,063
  Town & Country Trust (The)                253        4,886
  Trammell Crow Company*                    388        5,238
  Trewick Group LTD                         258        6,402
  Triad Guaranty Inc.*                      211        6,989
  Trust Company of New Jersey               258        3,241
  TrustCo Bank Corp                         978       11,913
  Trustmark Corp.                           977       20,517
  Tucker Anthony Sutro                      261        6,411
  U.S.B. Holding Co., Inc.                  149        1,872
  UCBH Holdings, Inc.                       148        6,901
  UICI*                                     594        3,527
  UMB Financial Corp.                       255        9,531
  United Bankshares, Inc.                   549       11,666
  United Community Financial Corp.          479        3,323
  United Dominion Realty Trust, Inc.      1,640       17,733

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
FINANCIAL - 17.96% (CONTINUED)
  United National Bancorp                   253   $    4,854
  Vencor, Inc.                              956        5,378
  W Holding Company Inc.                    439        5,103
  Washington Federal, Inc.                  869       24,712
  Washington Real Estate Investment
     Trust                                  568       13,419
  Webster Financial Corporation             678       19,196
  Weingarten Realty Investors               425       18,594
  Wesbanco, Inc.                            306        7,191
  Westamerica Bancorporation                576       24,768
  Westcorp Inc.                             131        1,965
  Westfield America Inc.                    459        6,627
  WFS Financial Inc.                        143        2,646
  Whitney Holding Corporation               359       13,036
  Zenith National Insurance Corporation     146        4,289
                                                  ----------
                                                   2,892,534
                                                  ----------
INDUSTRIAL - 11.75%
  AAR Corporation                           428        5,404
  ACT Manufacturing, Inc.*                  169        2,662
  Actuant Corporation                       621        1,863
  Advanced Energy Industries, Inc.*         178        4,005
  Advanced Lighting Technologies, Inc.*     221        1,464
  AGCO Corporation                          947       11,482
  Airborne, Inc.                            779        7,595
  Albany International Corporation-
     Class A*                               276        3,709
  Alexander & Baldwin, Inc.                 661       17,351
  Alliant Techsystems Inc.*                 237       15,820
  AMERCO*                                   137        2,689
  American Freightways Corporation*          10          279
  American Superconductor Corporation*      304        8,683
  American Technical Ceramics
     Corporation*                            48          480
  AMETEK, Inc.                              508       13,176
  Analogic Corporation                       99        4,412
  Applied Industrial Technologies Inc.      322        6,621
  Applied Science & Technology, Inc.*       180        2,160
  AptarGroup, Inc.                          571       16,773
  Arkansas Best Corporation*                247        4,523
  Armor Holdings Inc.*                      270        4,708
  Armstrong Holdings, Inc.                  600        1,238
  Arnold Industries, Inc.                   323        5,814
  Artesyn Technologies Inc.*                507        8,049
  Astec Industries, Inc.*                   244        3,218
  Atlas Air, Inc.*                          245        7,993
  Baldor Electric Co.                       380        8,028
  Ball Corporation                          472       21,742
  Barnes Group Inc.                         263        5,227
  Bel Fuse, Inc.                            135        4,590
  Belden Inc.                               386        9,795
  Benchmark Electronics, Inc.*              259        5,844
  Blount International, Inc.*                60          461
                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 11.75% (CONTINUED)
  Brady (W.H.) Co.                          281   $    9,501
  Briggs & Stratton Corp.                   354       15,709
  Brooks Automation, Inc.*                  264        7,409
  C&D Technologies Inc.                     405       17,491
  Calgon Carbon Corporation                 542        3,083
  Carlisle Companies, Inc.                  481       20,653
  Castella Waste Systems Inc. --
     Class A*                               318        2,763
  Catalytica Energy Systems*                  1            7
  Centex Construction Products Inc.         116        3,168
  Checkpoint Systems, Inc.*                 456        3,392
  CLARCOR Inc.                              385        7,965
  CNF, Inc.                                 771       26,069
  Coherent, Inc.*                           391       12,708
  Columbus McKinnon Corporation             198        1,757
  Comfort Systems USA Inc.*                 461          980
  Commercial Metals Company                 226        5,029
  Concord Camera Corp.*                     313        5,165
  CoorsTek, Inc.*                            36        1,130
  CTS Corp.                                 442       16,105
  Cubic Corporation                          80        2,055
  Cummins Engine Company, Inc.              659       25,001
  CUNO Inc.*                                258        6,918
  Curtiss-Wright Corp.                       77        3,581
  CyberOptics Corporation*                  107        1,812
  Cymer, Inc*                               461       11,864
  Dal-Tile International Inc.*              871       12,357
  DDi Corporation*                          179        4,878
  Dionex Corp.*                             350       12,075
  Donaldson Company, Inc.                   639       17,772
  DSP Group, Inc.*                          420        8,840
  EarthShell Corporation*                   458          587
  EGL Inc.*                                 440       10,533
  Elcor Corp.                               311        5,248
  Electro Scientific Industries, Inc.*      424       11,872
  Emcor Group, Inc.*                        146        3,723
  Energy Conversion Devices, Inc.*          196        3,969
  ESCO Technologies Inc.*                   180        3,724
  Esterline Technologies Corporation*       275        7,219
  Excel Technology, Inc.*                   141        2,813
  Federal Signal Corporation                720       14,130
  FEI Company*                              222        5,051
  Fisher Scientific International Inc.*     637       23,489
  Florida Rock Industries, Inc.             294       11,503
  Flowserve Corp.*                          595       12,718
  Forward Air Corporation*                  217        8,097
  Foster Wheeler Corporation                609        3,197
  Franklin Electric Co., Inc.                68        4,658
  Fritz Companies, Inc.*                    335        2,031
  Gardner Denver, Inc.*                     207        4,409
  Gaylord Container Corp.*                  877          877

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 11.75% (CONTINUED)
  GenCorp Inc.                              532   $    5,121
  General Cable Corporation                 478        2,121
  Genlyte Group Inc.*                       192        4,560
  GenRad, Inc.*                             427        4,270
  Gentek, Inc.                              100        1,650
  Gerber Scientific, Inc.                   311        2,663
  Graco Inc.                                322       13,323
  Granite Construction Inc.                 302        8,739
  Greif Bros. Corp.                         214        6,099
  Griffon Corp.*                            414        3,260
  Harsco Corporation                        635       15,677
  Heartland Express, Inc.*                  232        5,293
  HEICO Corp.                               127        1,984
  Hexcel Corporation*                       295        2,637
  Hunt (J.B.) Transport Services, Inc.*     275        4,623
  Identix Inc.*                             361        2,834
  IDEX Corp.                                471       15,602
  II-VI Inc.*                               144        2,187
  Imation Corporation*                      568        8,804
  Insituform Technologies, Inc.*            299       11,923
  Interlink Electronics*                    176        2,233
  Interlogix Inc.*                          135        2,548
  Interpool, Inc.                           195        3,327
  Ionics, Inc.*                             257        7,292
  Ivex Packaging Corporation*               323        3,533
  Jacobs Engineering Group Inc.*            357       16,489
  JLG Industries, Inc.                      661        7,023
  Kaman Corporation                         357        6,024
  Kaydon Corporation                        478       11,890
  Keithley Instruments, Inc.                126        5,426
  Kennametal Inc.                           483       14,067
  Kent Electronics Corporation*             450        7,425
  Kirby Corp.*                              389        8,169
  Knight Transportation, Inc.*              110        2,118
  Lancaster Colony Corporation              503       14,115
  Landstar System, Inc.*                    142        7,872
  Lawson Products, Inc.                      87        2,365
  Lennox International Inc.                 644        4,991
  Lincoln Electric Holdings, Inc.           554       10,872
  Lindsay Manufacturing Co.                 195        4,412
  Liqui-Box Corporation                      48        1,788
  Littelfuse, Inc.*                         311        8,902
  Longview Fibre Co.                        821       11,084
  M.S. Carriers, Inc.*                      139        4,552
  MagneTek, Inc.*                           305        3,965
  Manitowoc Co., Inc. (The)                 392       11,368
  Matthews International Corp.              224        7,070
  Maverick Tube Corp.*                      284        6,426
  Meade Instruments Corporation*            133          873
  Mechanical Technology Incorporated*       367        1,285
                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 11.75% (CONTINUED)
  Metals USA Inc.                           400   $    1,125
  Methode Electronics, Inc.                 565       12,960
  Mettler-Toledo International Inc.*        615       33,425
  Milacron Inc.                             568        9,124
  Mine Safety Appliances Co.                148        3,719
  Molecular Devices Corp.*                  178       12,182
  Moog Inc.*                                116        3,364
  Mueller Industries, Inc*                  548       14,693
  Myers Industries, Inc.                    260        3,770
  NACCO Industries, Inc.                    102        4,456
  National Service Industries, Inc.         647       16,620
  NCH Corporation                            40        1,520
  NCI Building Systems, Inc.*               288        5,418
  Newport News Shipbuilding Inc.            462       24,024
  Nordson Corporation                       448       11,424
  Nortek, Inc.*                             151        3,577
  NS Group, Inc.*                           265        2,504
  Offshore Logistics, Inc.*                 335        7,218
  Orbital Sciences Corporation*             594        2,450
  Overseas Shipholding Group, Inc.          401        9,198
  Owens Corning                             808          657
  Packaging Corporation of America*         740       11,933
  Packard BioScience Company*               191        2,220
  Pactiv Corporation*                     2,686       33,239
  Park Electrochemical Corp.                223        6,843
  PAXAR Corp.*                              626        6,377
  Penn Engineering & Manufacturing Corp.     97        3,419
  Photon Dynamics, Inc.*                    183        4,118
  Pittston Company-Brink's Incorporated     823       16,357
  Polaroid Corp.                            713        4,144
  Polymer Group, Inc.                       329        1,768
  Precision Castparts Corporation           778       32,725
  Presstek Inc.*                            441        4,631
  Primex Technologies Inc.                  148        4,718
  Quanex Corporation                        226        4,548
  Rayonier Inc.                             435       17,318
  Rayovac Corp.*                            437        6,200
  Regal-Beloit Corp.                        333        5,681
  REMEC, Inc.*                              589        5,669
  Research Frontiers Inc.*                  159        2,783
  Roadway Express Inc.                      197        4,174
  Robbins & Myers, Inc.                     124        2,992
  Robotic Vision Systems, Inc.*             546        1,502
  Rogers Corporation*                       236        9,691
  Rollins Truck Leasing Corp.               755        6,040
  Roper Industries, Inc.                    480       15,870
  Ryder System, Inc.                        945       15,711
  SatCon Technology Corporation*            120        1,185
  Sauer-Danfoss Inc.                        313        2,934
  SBS Technologies, Inc.*                   182        5,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 11.75% (CONTINUED)
  Scott Technologies Inc.*                  200   $    4,475
  Sensormatic Electronics Corporation*    1,121       22,490
  Sequa Corporation*                         95        3,456
  Shaw Group Inc.*                          422       21,100
  Simpson Manufacturing Co., Inc.*          129        6,579
  SLI Inc.                                  274        1,764
  Smith (A.O.) Corporation                  334        5,699
  Snap-on, Inc.                             931       25,952
  Spectra-Physics Lasers Inc.*               56        1,414
  SPS Technologies, Inc.*                   201       11,017
  Standex International Corp.               179        3,692
  Stericycle, Inc.*                         217        8,273
  Stewart & Stevenson Services, Inc.        445       10,103
  Stoneridge Inc.*                          200        1,350
  Sturm, Ruger & Co., Inc.                  309        2,916
  Superconductor Technologies Inc.*         277        1,004
  SurModics Inc.*                           188        6,921
  Swift Transportation Co., Inc.*           683       13,532
  Technitrol, Inc.                          372       15,299
  Tecumseh Products Company                 254       10,652
  Teledyne Technologies Incorporated*       426       10,064
  Teleflex Inc.                             606       26,778
  Tennant Co.                               143        6,864
  Terex Corporation*                        411        6,653
  Tetra Tech, Inc.*                         546       17,404
  Texas Industries, Inc.                    335       10,050
  Thermo Electron Corp.*                      1           21
  Thermo Fibertek Inc.*                      95          327
  Thomas Industries Inc.                    246        5,720
  Timken Co. (The)                          790       11,949
  Tredegar Industries, Inc.                 404        7,045
  Trex Company Inc.*                         88        2,217
  Trimble Navigation Ltd.*                  365        8,760
  Trinity Industries, Inc.                  624       15,600
  Triumph Group, Inc.*                      185        7,585
  U.S. Aggregates, Inc.                      81          623
  U.S. Industries, Inc.                   1,299       10,392
  UCAR International Inc.*                  754        7,352
  Universal Display Corporation*            198        1,423
  Universal Electronics Inc.*               218        3,365
  Universal Forest Products, Inc.           173        2,292
  UNOVA Inc.*                               681        2,469
  URS Corp.*                                205        3,011
  USFreightways Corp.                       423       12,723
  Valence Technology, Inc.*                 461        4,293
  Valmont Industries, Inc.                  227        4,171
  Varian Inc.*                              511       17,310
  Viasystems Group, Inc.*                   693        5,761
  Vicor Corp.*                              311        9,447
  Wabtec Corporation                        440        5,170
                                          SHARES       VALUE

                                            ----------------
INDUSTRIAL - 11.75% (CONTINUED)
  Washington Group International*           516   $    4,225
  Waste Connections Inc.*                   265        8,762
  Watts Industries, Inc.                    263        3,649
  Werner Enterprises, Inc.                  443        7,531
  Wisconsin Central Transportation
     Corp.*                                 814       12,261
  Wolverine Tube Inc.*                      132        1,583
  Woodhead Industries, Inc.                 180        3,533
  Woodward Governor Company                 133        5,952
  Worthington Industries, Inc.            1,125        9,070
  X-Rite, Incorporated                      268        2,094
  XTRA Corporation*                         191        9,168
  Yellow Corporation*                       401        8,164
  York International Corporation            604       18,535
  Zebra Technologies Corporation*           405       16,523
  Zygo Corporation*                         204        5,769
                                                  ----------
                                                   1,892,830
                                                  ----------
TECHNOLOGY - 7.62%
  3Dfx Interactive Inc.*                    338           85
  3DO Co. (The)*                            404        1,061
  Actel Corporation*                        342        8,272
  Actuate Corporation*                      894       17,098
  ADE Corporation*                          152        2,679
  Adept Technology, Inc.*                   134        1,943
  Advanced Digital Information
     Corporation*                           817       18,791
  Advantage Learning Systems Inc.*          146        4,909
  Advent Software, Inc.*                    412       16,506
  Alliance Semiconductor Corporation*       415        4,695
  ANADIGICS, Inc.*                          473        7,745
  Analysts International Corporation        329        1,254
  AremisSoft Corporation*                   156        6,659
  Aspen Technology, Inc.*                   414       13,766
  Asyst Technologies, Inc.*                 475        6,383
  ATMI Inc.*                                345        6,728
  Avant! Corporation*                       620       11,354
  Avid Technology, Inc.*                    366        6,685
  AVT Corporation*                          410        2,037
  AXT Inc.*                                 261        8,629
  BARRA, Inc.*                              267       12,582
  Bell & Howell Co.*                        236        3,894
  BindView Development Corporation*         588        5,531
  Bottomline Technologies Inc.*             115        2,954
  Braun Consulting Inc.*                    137          505
  Brio Technology Inc.*                     199          840
  Brooktrout Technology, Inc.*              194        1,837
  BSQUARE Corporation*                      180        1,080
  CACI International Inc.*                  159        3,659
  Caliper Technologies Corporation*          70        3,290
  Cambridge Technology Partners Inc.*       832        2,184
  Caminus Corporation*                       70        1,628

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 7.62% (CONTINUED)
  Carreker Corporation*                     155   $    5,386
  CCC Information Services Group Inc.*      354        2,213
  C-Cube Microsystems Inc.*                 645        7,942
  Celeritek, Inc.*                          148        5,643
  Cerner Corporation*                       394       18,223
  CIBER, Inc.*                              731        3,564
  Cirrus Logic, Inc.*                       882       16,538
  Clarus Corporation*                       223        1,561
  Cognizant Technology Solutions
     Corporation*                            95        3,450
  Cohu, Inc.                                320        4,460
  Complete Business Solutions Inc.*         412        4,249
  Computer Horizons Corp.*                  503        1,226
  Concord Communications Inc.*              258        2,258
  Concurrent Computer Corporation*          825        4,434
  Convera Corporation*                      174        3,089
  Daleen Technologies Inc.*                 155          581
  Datastream Systems, Inc.*                 258        2,516
  Deltek Systems Inc.*                      142          604
  Dendrite International, Inc.*             481       10,762
  Digimarc Corporation*                     130        2,145
  Digital Courier Tech Inc.*                500          210
  Documentum, Inc.*                         504       25,043
  Dot Hill Systems Corporation*             176          682
  DSET Corporation*                         150          270
  DuPont Photomasks, Inc.*                   76        4,016
  Eclipsys Corporation*                     583       14,284
  Elantec Semiconductor, Inc.*              310        8,603
  Electroglas, Inc.*                        328        5,023
  eLoyalty Corporation*                     746        4,826
  eMachines Inc.*                           322          121
  eMagin Corporation*                       320          678
  Embarcadero Technologies Inc.*             64        2,880
  EMCORE Corporation*                       382       17,954
  EpicEdge Inc.*                            146           55
  ePresence Inc.*                           370        1,607
  ESS Technology, Inc.*                     414        2,122
  Exar Corp.*                               592       18,343
  eXcelon Corporation*                      404          606
  Exchange Applications Inc.*               372          453
  Extended Systems Inc.*                    116        1,356
  FactSet Research Systems Inc.             319       11,825
  Fair, Isaac and Co., Inc.                 180        9,180
  FileNet Corp.*                            540       14,715
  FSI International, Inc.*                  399        3,342
  FutureLink Corporation*                   562          369
  Gadzoox Networks Inc.*                    147          308
  GaSonics International Corporation*       207        3,804
  General Semiconductor Inc.*               560        3,500
  Geoworks*                                 191          561
  Great Plains Software Inc.*               177        8,330
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 7.62% (CONTINUED)
  Helix Technology Corp.                    359   $    8,498
  Hi/fn Inc.*                               108        2,970
  HNC Software Inc.*                        396       11,756
  Hutchinson Technology Inc.*               394        5,418
  Hyperion Solutions Corporation*           516        7,966
  Ibis Technology Corp.*                    131        2,522
  IDX Systems Corp.*                        242        6,050
  iGate Capital Corporation*                548        1,576
  IKON Office Solutions Inc.              2,374        5,935
  Immersion Corporation*                    201        1,511
  IMRglobal Corporation*                    313        1,682
  Inacom Corp.*                             722            1
  InFocus Corporation*                      366        5,399
  Infogrames, Inc.*                          68          379
  Informatica Corporation*                  758       29,988
  Information International, Inc.*          216          459
  Inforte Corporation*                       31          426
  infoUSA Inc.- Class B*                    438        1,478
  Inprise Corporation*                      871        4,818
  Integrated Circuit Systems, Inc.*         201        3,329
  Integrated Silicon Solution, Inc.*        378        5,434
  InteliData Technologies Corporation*      609        1,580
  Interact Commerce Corporation*            224        1,876
  Interactive Intelligence Inc.*             68        1,641
  Intergraph Corp.*                         699        4,194
  Inter-Tel, Inc.                           330        2,537
  InterTrust Technologies Corporation*      969        3,270
  InterVoice-Brite Inc.*                    510        3,698
  Iomega Corporation*                     4,303       14,501
  IXYS Corporation*                          74        1,082
  J. D. Edwards & Company*                  846       15,069
  JDA Software Group, Inc.*                 332        4,337
  Kronos Inc.*                              186        5,754
  Kulicke & Soffa Industries, Inc.*         766        8,618
  Legato Systems, Inc.*                   1,379       10,256
  Level 8 Systems, Inc.*                     90          548
  Lightspan, Inc.*                          119          171
  LivePerson Inc.*                           65           69
  LTX Corp.*                                740        9,585
  Manhattan Associates Inc.*                 68        2,899
  Manugistics Group, Inc.*                  726       41,360
  MapInfo Corporation*                      217       10,253
  Mattson Technology, Inc.*                 245        2,527
  Maxtor Corporation*                     1,007        5,633
  MCSi Inc.*                                160        3,420
  Media 100 Inc.*                           165          423
  MEMC Electronic Materials, Inc.*          529        5,125
  Mentor Graphics Corporation*            1,039       28,508
  Mercator Software Inc.*                   391        2,102
  Mercury Computer Systems, Inc.*           325       15,092

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 7.62% (CONTINUED)
  MetaSolv Software, Inc.*                  151   $    1,378
  Micron Electronics, Inc.*                 557        2,176
  MICROS Systems, Inc.*                     261        4,763
  Microsemi Corporation*                    167        4,645
  MicroStrategy, Inc.*                      417        3,962
  Midway Games Inc.*                        465        3,302
  MIPS Technologies, Inc.*                  611       16,306
  MKS Instruments, Inc.*                     79        1,225
  Mount 10 Inc.*                             25          886
  MTI Technology Corporation*               506        1,992
  Nanometrics Inc.*                          70          967
  National Data Corporation                 521       19,082
  NEON Systems Inc.*                         64          400
  netGuru Inc.*                              73          287
  NetIQ Corporation*                        377       32,940
  NetManage, Inc.*                          841          788
  NetScout Systems Inc.*                    204        2,040
  NETsilicon Inc.*                           97          361
  NetSolve, Incorporated*                    94          717
  New Era of Networks Inc.*                 401        2,356
  NHancement Technologies Inc.*             146          721
  Novadigm, Inc.*                           191        1,206
  Nuance Communications*                     69        2,976
  Numerical Technologies Inc.*               89        1,608
  NYFIX Inc.*                               334        8,079
  Oak Technology, Inc.*                     653        5,673
  Objective Systems Integrators, Inc.*      314        5,534
  Onyx Software Corporation*                322        3,542
  OTG Software Inc.*                         81        1,307
  Packeteer Inc.*                           260        3,218
  PEC Solutions Inc.*                        49          398
  Pericom Semiconductor Corporation*        330        6,105
  Perot Systems Corporation -- Class A*     916        8,416
  Per-Se Technologies Inc.*                 474        1,652
  Phoenix Technologies Ltd.*                363        4,895
  Photronics, Inc.*                         321        7,523
  Pinnacle Systems, Inc.*                   687        5,067
  Pioneer-Standard Electronics, Inc.        430        4,730
  Pixelworks Inc.*                           90        2,014
  PLX Technology, Inc.*                     243        2,020
  Power Integrations Inc.*                  433        4,980
  PRI Automation, Inc.*                     319        5,981
  ProBusiness Services Inc.*                232        6,163
  Procom Technology Inc.*                    76          986
  Progress Software Corp.*                  536        7,739
  Puma Technology, Inc.*                    495        2,057
  Quantum Corporation - Hard Disc Drive
     Group*                               1,341       10,728
  QuickLogic Corporation*                   306        2,123
  Quintus Corp.*                            277          822
                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 7.62% (CONTINUED)
  Radiant Systems, Inc.*                    259   $    5,310
  RadiSys Corp.*                            225        5,822
  Rainbow Technologies, Inc.*               326        5,155
  Remedy Corp.*                             413        6,840
  Rudolph Technologies Inc.*                 79        2,385
  Saga Systems Inc.*                        462        5,284
  Sagent Technology Inc.*                   245          337
  Sanchez Computer Associates Inc.*         204        1,683
  Scientific Learning Corp.*                 54          228
  SCM Microsystems Inc.*                    204        6,732
  SeaChange International Inc.*             267        5,423
  Semitool, Inc.*                           241        2,335
  SERENA Software, Inc.*                    243        8,319
  Silicon Graphics, Inc.*                 2,938       11,752
  Silicon Image Inc.*                       500        2,719
  Silicon Valley Group, Inc.*               530       15,238
  SilverStream Software Inc.*               186        3,836
  Sipex Corp.*                              348        8,330
  SmartDisk Corporation*                    108          419
  Sonic Foundry Inc.*                       165          217
  SONICblue Incorporated*                 1,429        5,895
  SpeedFam-IPEC, Inc.*                      397        2,407
  SPSS Inc.*                                136        3,001
  Standard Microsystems Corporation*        220        4,455
  StarBase Corporation*                     689        1,615
  Storage Technology Corporation*         1,492       13,428
  Structural Dynamics Research Corp.*       572        5,720
  Supertex, Inc.*                           122        2,411
  SVI Holdings, Inc.*                       217          217
  Sykes Enterprises, Inc.*                  384        1,704
  Syntro Corp.*                              82          472
  Systems & Computer Technology Corp.*      516        6,353
  Take-Two Interactive Software, Inc.*      330        3,795
  Tanning Technology Corporation*           194          715
  Technology Solutions Co.*                 698        1,483
  TelCom Semiconductor, Inc.*               258        2,935
  TenFold Corporation*                      211          317
  The InterCept Group Inc.*                 128        3,416
  Therma-Wave Inc.*                         173        2,422
  T-HQ Inc.*                                304        7,410
  Three-Five Systems, Inc.*                 336        6,048
  Transaction Systems Architects, Inc.*     524        6,059
  Ulticom Inc.*                              64        2,180
  Ultratech Stepper, Inc.*                  341        8,823
  Unify Corp.*                              257           40
  Unigraphics Solutions Inc.*                74        1,207
  Universal Access Inc.*                    177        1,416
  Varian Semiconductor Equipment
     Associates Inc.*                       492       11,685
  VASCO Data Security
     International, Inc.*                   184          989

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                          SHARES       VALUE

                                            ----------------
TECHNOLOGY - 7.62% (CONTINUED)
  Veeco Instruments Inc.*                   374   $   15,007
  Vertel Corporation*                       438        1,027
  Vertex Interactive, Inc.*                 185        1,156
  viaLink Company*                          269          757
  Viewpoint Corporation*                    347        1,887
  Wave Systems Corp.*                       735        3,308
  Western Digital Corp.*                  2,215        5,399
  White Electronic Designs Corporation*     231        1,494
  Xybernaut Corporation*                    492          830
  Zoran Corporation*                        223        3,457
                                                  ----------
                                                   1,227,036
                                                  ----------
UTILITIES - 4.45%
  AGL Resources Inc.                        863       19,040
  ALLETE                                  1,175       29,155
  American States Water Company             142        5,236
  Atmos Energy Corp.                        502       12,236
  Avista Corporation                        749       15,355
  Azurix Corporation*                       615        5,035
  Black Hills Corp.                         340       15,215
  California Water Service Group            188        5,076
  Cascade Natural Gas Corporation           175        3,292
  CH Energy Group, Inc.                     267       11,948
  Cleco Corporation                         357       19,546
  Conectiv Inc.                           1,438       28,850
  El Paso Electric Company*                 871       11,497
  Empire District Electric Co.              277        7,289
  Energen Corp.                             429       13,808
  Energy East Corp.                           2           39
  FuelCell Energy Inc.*                     136        9,325
  Hawaiian Electric Industries, Inc.        514       19,114
  IdaCorp Inc.                              598       29,339
  Kansas City Power & Light Co.             984       26,999
  Laclede Gas Company                       300        7,013
  Madison Gas & Electric Co.                257        5,815
  MDU Resources Group, Inc.                 972       31,590
  New Jersey Resources Corporation          280       12,110
  Northwest Natural Gas Company             400       10,600
  Northwestern Corporation                  367        8,487
  NUI Corporation                           206        6,631
  OGE Energy Corporation                  1,238       30,254
  ONEOK, Inc.                               464       22,330
  Otter Tail Power Company                  379       10,517
  Peoples Energy Corp.                      561       25,105
  Philadelphia Suburban Corp.               682       16,709
  Piedmont Natural Gas Co., Inc.            493       18,826
  Public Service Co. of New Mexico          555       14,881
  RGS Energy Group, Inc                     564       18,295
                                          SHARES       VALUE

                                            ----------------
UTILITIES - 4.45% (CONTINUED)
  SEMCO Energy, Inc.                        285   $    4,435
  Sierra Pacific Resources                1,247       20,030
  SJW Corp.                                  32        3,264
  South Jersey Industries, Inc.             180        5,355
  Southern Union Co.*                       495       13,120
  Southwest Gas Corp.                       497       10,872
  Southwestern Energy Co.                   398        4,129
  Syntroleum Corporation*                   434        7,378
  UGI Corp.                                 432       10,935
  UIL Holding Corporation                   227       11,293
  Unisource Energy Corporation              485        9,124
  Vectren Corporation                       974       24,959
  Western Resources, Inc.                 1,091       27,070
  WGL Holdings Inc.                         739       22,493
  WPS Resources Corporation                 421       15,498
                                                  ----------
                                                     716,512
                                                  ----------
    Total Common Stocks
       (cost $14,318,386)                         13,555,515
                                                  ----------
UNIT INVESTMENT TRUST - 4.16%
  iShares Russell 2000 Index Fund         7,002      670,442
                                                  ----------
    Total Unit Investment Trust
       (cost $663,003)                               670,442
                                                  ----------

                                          PRINCIPAL       VALUE

                                             ------------------

SHORT-TERM INVESTMENTS(3) - 10.85%

VARIABLE RATE DEMAN NOTES(1) - 9.96%
  American Family (6.235% due 12/31/31)   $ 472,628     472,628
  Firstar Bank (6.396% due 12/31/31)        633,883     633,883
  Sara Lee (6.246% due 12/31/31)            408,579     408,579
  Wisconsin Corp Central Credit Union
     (6.316% due 12/31/31)                   19,244      19,244
  Wisconsin Electric (6.235% due
     12/31/31)                               70,284      70,284
                                                     ----------
                                                      1,604,618
                                                     ----------

U.S. TREASURY BILL - .89%
  U.S. Treasury Bill (6.018% due
     03/22/01)                              145,000     143,215
                                                     ----------
    Total Short-Term Investments
       (cost $1,747,833)                              1,747,833
                                                     ----------
    TOTAL INVESTMENTS- 99.18%
       (cost $16,729,222)(2)                         15,973,790
                                                     ----------
OTHER ASSETS AND LIABILITIES - .82%                     131,704
                                                     ----------
TOTAL NET ASSETS - 100%                              $16,105,494
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 2000. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 2000.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 2000 was $2,786,484 and ($3,541,916), respectively.
(3) Securities and other assets with an aggregate value of $1,710,800 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2000:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Russell 2000 Index (3/01)                       7       $ 43,225

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the "Fund"), formerly known as Carillon Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series are presented herein. The shares of the Pinnacle Series are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Funds presented exclude the additional fees and expenses of variable annuity and variable life insurance contracts. The Fund's shares are offered in seven different portfolios - Zenith Portfolio (formerly known as the Equity Portfolio), Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (individually "Portfolio"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $5,046,307 which can be carried forward until 2008. The Zenith Portfolio and Nasdaq-100 Index Portfolio have a capital loss carry forward of $4,481,130 and $905,274 which can be carried forward until 2007 and 2008, respectively.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS - Distributions from net investment income in all Portfolios generally are declared and paid quarterly. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Fund's accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

ADOPTION OF NEW AUDIT GUIDE - The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management expects no adjustments to the financial statements as a result of adopting these provisions.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), formerly known as Carillon
Advisers, Inc., under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a) for the Zenith Portfolio - .65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current net asset value:

       (b) for the Bond Portfolio - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Fund, exclusive of advisory fees and certain other expenses for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Zenith or Bond Portfolios, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. The Adviser has

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of its average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's net asset. The Adviser has agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended December 31, 2000, the Adviser waived the Zenith Portfolio $25,565, Bond Portfolio $29,205, and S&P 500 Index Portfolio $24,914, and the Adviser reimbursed fees for the S&P MidCap 400 Index Porfolio $25,706, Balanced Index Portfolio $19,816, Nasdaq-100 Index Portfolio $17,400 and the Russell 2000 Small Cap Index Portfolio $66,068.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

FORMATION OF THE APEX SERIES - On April 1, 2000, Union Central redeemed shares in the Bond, Zenith, S&P 500 Index , S&P MidCap 400 Index, Balanced Index, and Lehman Aggregate Bond Index Portfolios that were owned by certain of its exempt separate accounts. As part of the transaction forming the Apex Series, all of the net assets of the Lehman Aggregate Bond Index Portfolio were transferred in total to the Apex Series and the operations of the Pinnacle Series of this Portfolio were suspended. The proceeds for these redemptions were invested in shares of Funds with the same investment objectives in the newly formed Apex Series of Summit Mutual Funds, Inc.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the year ended December 31, 2000 excluding short-term obligations, follow:

                                ZENITH PORTFOLIO  BOND PORTFOLIO  S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                ----------------  --------------  -------------  --------------------
Total Cost of Purchases of:
        Common Stocks             $ 52,892,823     $        --    $ 36,069,695       $18,577,664
        U.S. Government
          Securities                        --      12,478,520              --                --
        Corporate Bonds                     --      13,494,715              --                --
                                  ------------     -----------    ------------       -----------
                                  $ 52,892,823     $25,973,235    $ 36,069,695       $18,577,664
                                  ============     ===========    ============       ===========

Total Proceeds from Sales of:
        Common Stocks             $136,418,625     $        --    $175,903,335       $23,551,370
        U.S. Government
          Securities                        --      41,496,386              --                --
        Corporate Bonds                     --      57,504,939              --                --
                                  ------------     -----------    ------------       -----------
                                  $136,418,625     $99,001,325    $175,903,335       $23,551,370
                                  ============     ===========    ============       ===========

                                     BALANCED INDEX  NASDAQ-100 INDEX  RUSSELL 2000 SMALL CAP INDEX
                                     --------------  ----------------  ----------------------------
Total Cost of Purchases of:
        Common Stocks                 $   961,916      $11,843,403             $22,428,129
        U.S. Government Securities      1,304,321               --                      --
        Corporate Bonds                   158,231               --                      --
                                      -----------      -----------             -----------
                                      $ 2,424,468      $11,843,403             $22,428,129
                                      ===========      ===========             ===========
Total Proceeds from Sales of:
        Common Stocks                 $25,622,178      $   979,442             $ 8,352,872
        U.S. Government Securities     11,402,735               --                      --
        Corporate Bonds                 4,336,914               --                      --
                                      -----------      -----------             -----------
                                      $41,361,827      $   979,442             $ 8,352,872
                                      ===========      ===========             ===========

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL HIGHLIGHTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                             ZENITH PORTFOLIO
                                         YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------
                             2000          1999      1998      1997      1996
                           --------      --------  --------  --------  --------
Net Asset Value,
   Beginning of year       $ 12.62       $  14.89  $  20.35  $  19.45  $  16.54
                           -------       --------  --------  --------  --------
Investment Activities:
  Net investment income        .23            .10       .25       .23       .29
  Net realized and
     unrealized
     gains/(losses)           2.48           (.05)    (2.80)     3.23      3.61
                           -------       --------  --------  --------  --------
Total from Investment
   Activities                 2.71            .05     (2.55)     3.46      3.90
                           -------       --------  --------  --------  --------
Distributions:
  Net investment income       (.21)          (.12)     (.23)     (.27)     (.27)
  Net realized gains            --          (2.20)    (2.68)    (2.29)     (.72)
                           -------       --------  --------  --------  --------
Total Distributions           (.21)         (2.32)    (2.91)    (2.56)     (.99)
                           -------       --------  --------  --------  --------
Net Asset Value,
   End of year             $ 15.12       $  12.62  $  14.89  $  20.35  $  19.45
                           =======       ========  ========  ========  ========

Total Return                 21.79%          2.05%   (15.31%)    20.56%    24.52%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets          .73%(1)        .69%      .62%      .62%      .64%

Ratio of Net Investment
   Income to Average Net
   Assets                     1.47%(1)        .67%     1.41%     1.23%     1.66%

Portfolio Turnover Rate      81.95%         86.47%    62.50%    57.03%    52.53%

Net Assets, End of Year
   (000's)                 $50,485       $124,444  $248,783  $335,627  $288,124

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .04% FOR THE PERIOD ENDED DECEMBER 31, 2000, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                            BOND PORTFOLIO
                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                            2000         1999      1998     1997     1996
                           -------      -------  --------  -------  -------
Net Asset Value,
   Beginning of year       $ 10.36      $ 11.13  $  11.29  $ 10.91  $ 11.07
                           -------      -------  --------  -------  -------
Investment Activities:
  Net investment income       1.04          .72       .77      .79      .79
  Net realized and
     unrealized
     gains/(losses)           (.39)        (.84)     (.05)     .37     (.04)
                           -------      -------  --------  -------  -------
Total from Investment
   Activities                  .65         (.12)      .72     1.16      .75
                           -------      -------  --------  -------  -------
Distributions:
  Net investment income      (1.15)        (.65)     (.76)    (.72)    (.87)
  In excess of net
     investment income        (.06)          --        --       --     (.04)
  Return of capital           (.34)          --        --       --       --
  Net realized gains            --           --      (.12)    (.06)      --
                           -------      -------  --------  -------  -------
Total Distributions          (1.55)        (.65)     (.88)    (.78)    (.91)
                           -------      -------  --------  -------  -------
Net Asset Value,
   End of year             $  9.46      $ 10.36  $  11.13  $ 11.29  $ 10.91
                           =======      =======  ========  =======  =======

Total Return                  7.40%       (1.11%)     6.52%   11.02%    7.19%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets          .61%(1)      .60%      .58%     .60%     .62%

Ratio of Net Investment
   Income to Average Net
   Assets                     6.85%(1)     6.62%     6.84%    7.15%    7.24%

Portfolio Turnover Rate      60.19%       56.07%    67.57%  113.41%  202.44%

Net Assets, End of Year
   (000's)                 $22,802      $98,428  $113,762  $99,892  $85,634

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSET WOULD HAVE DECREASED BY .07% FOR THE PERIOD ENDED DECEMBER 31, 2000, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                      S&P 500 INDEX PORTFOLIO
                                      YEAR ENDED DECEMBER 31,
                           ----------------------------------------------
                             2000      1999      1998     1997     1996
                           --------  --------  --------  -------  -------
Net Asset Value,
   Beginning of year       $  23.12  $  19.49  $  15.74  $ 12.13  $ 10.00
                           --------  --------  --------  -------  -------
Investment Activities:
  Net investment income         .21       .21       .20      .20      .20
  Net realized and
     unrealized
     gains/(losses)           (2.35)     3.75      4.21     3.72     2.12
                           --------  --------  --------  -------  -------
Total from Investment
   Activities                 (2.14)     3.96      4.41     3.92     2.32
                           --------  --------  --------  -------  -------
Distributions:
  Net investment income        (.23)     (.19)     (.20)    (.21)    (.19)
  Net realized gains           (.16)     (.14)     (.46)    (.10)      --
                           --------  --------  --------  -------  -------
Total Distributions            (.39)     (.33)     (.66)    (.31)    (.19)
                           --------  --------  --------  -------  -------
Net Asset Value,
   End of year             $  20.59  $  23.12  $  19.49  $ 15.74  $ 12.13
                           ========  ========  ========  =======  =======

Total Return                  (9.32%)    20.52%    28.54%   32.72%   23.37%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets(1)        .41%      .39%      .43%     .50%     .59%

Ratio of Net Investment
Income to Average Net
   Assets(1)                    .81%     1.10%     1.25%    1.48%    2.14%

Portfolio Turnover Rate       21.36%     3.45%     2.64%    9.06%    1.09%

Net Assets, End of year
   (000's)                 $114,103  $284,132  $131,345  $55,595  $29,205

---------

(1) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSET WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .02% AND .25% FOR THE PERIODS ENDED DECEMBER 31, 2000 AND DECEMBER 31, 1996, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEES.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                  S&P MIDCAP 400 INDEX PORTFOLIO
                                              YEAR ENDED      PERIOD FROM MAY 3, 1999(1)
                                          DECEMBER 31, 2000      TO DECEMBER 31, 1999
                                          ------------------  ---------------------------
Net Asset Value,
   Beginning of year                             $ 11.04                 $ 10.00
                                                 -------                 -------
Investment Activities:
  Net investment income                              .22                     .10
  Net realized and unrealized
     gains/(losses)                                 1.44                    1.01
                                                 -------                 -------
Total from Investment Activities                    1.66                    1.11
                                                 -------                 -------
Distributions:
  Net investment income                             (.24)                   (.07)
  Net realized gains                                (.55)                     --
                                                 -------                 -------
Total Distributions                                 (.79)                   (.07)
                                                 -------                 -------
Net Asset Value,
   End of year                                   $ 11.91                 $ 11.04
                                                 =======                 =======

Total Return                                       15.99%                  11.14%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                         .60%                    .60%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                            1.44%                   1.69%(3)

Portfolio Turnover Rate                           146.33%                  47.55%(3)

Net Assets, End of Year (000's)                  $15,054                 $23,963

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .17% AND .09% FOR THE PERIODS ENDED DECEMBER 31, 2000 AND DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                     BALANCED INDEX PORTFOLIO
                                              YEAR ENDED      PERIOD FROM MAY 3, 1999(1)
                                          DECEMBER 31, 2000      TO DECEMBER 31, 1999
                                          ------------------  ---------------------------
Net Asset Value,
   Beginning of year                           $ 10.41                  $ 10.00
                                               -------                  -------
Investment Activities:
  Net investment income                            .39                      .18
  Net realized and unrealized
     gains/(losses)                               (.53)                     .34
                                               -------                  -------
Total from Investment Activities                  (.14)                     .52
                                               -------                  -------
Distributions:
  Net investment income                           (.46)                    (.11)
  Net realized gains                              (.20)                      --
                                               -------                  -------
Total Distributions                               (.66)                    (.11)
                                               -------                  -------
Net Asset Value,
   End of year                                 $  9.61                  $ 10.41
                                               =======                  =======

Total Return                                     (1.28)%                   5.31%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                       .60%                     .47%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                          2.95%                    2.94%(3)

Portfolio Turnover Rate                           9.60%                  141.58%(3)

Net Assets, End of Year (000's)                $14,334                  $55,708

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .08% AND .03% FOR THE PERIODS ENDED DECEMBER 31, 2000 AND DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                        NASDAQ-100 INDEX PORTFOLIO
                                                       PERIOD FROM APRIL 27, 2000(1)
                                                           TO DECEMBER 31, 2000
                                                    -----------------------------------
Net Asset Value,
   Beginning of Period                                            $10.00
                                                                  ------
Investment Activities:
  Net investment loss                                               (.01)
  Net realized and unrealized gains/(losses)                       (3.32)
                                                                  ------
Total from Investment Activities                                   (3.33)
                                                                  ------
Distributions:
  Net investment income                                               --
  Net realized gains                                                  --
                                                                  ------
Total Distributions                                                   --
                                                                  ------
Net Asset Value,
   End of year                                                    $ 6.67
                                                                  ======

Total Return                                                      (33.30%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                           .64%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                        (.17)%(3)

Portfolio Turnover Rate                                            14.69%(3)

Net Assets, End of Year (000's)                                   $8,577

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .24% FOR THE PERIOD ENDED DECEMBER 31, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                        RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                                             PERIOD FROM APRIL 27, 2000(1)
                                                                 TO DECEMBER 31, 2000
                                                    -----------------------------------------------
Net Asset Value,
   Beginning of period                                                  $ 10.00
                                                                        -------
Investment Activities:
  Net investment income                                                     .08
  Net realized and unrealized gains/(losses)                               (.04)
                                                                        -------
Total from Investment Activities                                            .04
                                                                        -------

Distributions:
  Net investment income                                                    (.05)
  Net realized gains                                                         --
                                                                        -------
Total Distributions                                                        (.05)
                                                                        -------
Net Asset Value,
   End of year                                                          $  9.99
                                                                        =======

Total Return                                                                .39%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                                  .74%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                               1.11%(3)

Portfolio Turnover Rate                                                   82.19%(3)

Net Assets, End of Year (000's)                                         $16,105

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .61% FOR THE PERIOD ENDED DECEMBER 31, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                 INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. - Pinnacle Series (the "Funds"), including the schedules of investments, for the Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio as of December 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Summit Mutual Funds, Inc. - Pinnacle Series as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 9, 2001

--------------------------------------------------------------------------------

                      The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

                           EQUITY INDEX ACCOUNTS
                           S&P 500 Index Portfolio
                           S&P MidCap 400 Index Portfolio
                           Russell 2000 Small Cap Index Portfolio
                           Nasdaq 100 Index Portfolio

                           BALANCED INDEX ACCOUNT
                           Balanced Index Portfolio

                           MANAGED ACCOUNTS
                           Zenith Portfolio
                           Bond Portfolio

                      The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC.
                      The Apex Series consists of the following Funds:

                           EQUITY INDEX ACCOUNTS
                           S&P 500 Index Fund
                           S&P MidCap 400 Index Fund
                           Russell 2000 Small Cap Index Fund
                           Nasdaq-100 Index Fund
                           EAFE International Index Fund
                           Total Social Impact Fund

                           FIXED INCOME & BALANCED INDEX ACCOUNTS
                           Balanced Index Fund
                           Lehman Aggregate Bond Index Fund

                           MANAGED ACCOUNTS
                           Everest Fund
                           Bond Fund
                           Short-term Government Fund

                           STABLE VALUE ACCOUNT
                           Money Market Fund

                      Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.


                                              SUMMIT
SMF PINNACLE 12/00    [SUMMIT TRIANGLE LOGO]  MUTUAL
                                              FUNDS